UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121
Name of Registrant: Vanguard Wellington Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments (unaudited)
As of February 28, 2018

		Market
		Value
	Shares	($000)
Common Stocks (64.4%)
Consumer Discretionary (3.6%)
Comcast Corp. Class A	40,452,995	1,464,803
CBS Corp. Class B	9,127,236	483,470
Ford Motor Co.	38,960,445	413,370
Hilton Worldwide Holdings Inc.	4,645,500	375,310
Lowe's Cos. Inc.	3,868,571	346,585
TJX Cos. Inc.	2,776,602	229,569
Volkswagen AG Preference Shares	998,462	194,240
L Brands Inc.	3,113,092	153,569
Twenty-First Century Fox Inc. Class A	1,622,977	59,758
		3,720,674
Consumer Staples (4.5%)
PepsiCo Inc.	8,230,739	903,159
Unilever NV	13,228,523	692,332
CVS Health Corp.	10,186,287	689,917
Philip Morris International Inc.	5,730,344	593,377
Costco Wholesale Corp.	3,026,890	577,833
Diageo plc	16,506,439	560,077
Walgreens Boots Alliance Inc.	6,247,108	430,363
British American Tobacco plc	3,782,974	223,282
Sysco Corp.	128,180	7,646
		4,677,986
Energy (5.3%)
Chevron Corp.	15,162,063	1,696,938
^ TOTAL SA	17,868,123	1,016,319
ConocoPhillips	12,747,794	692,333
Suncor Energy Inc.	17,275,282	568,663
Exxon Mobil Corp.	6,326,521	479,171
BP plc	62,487,993	406,160
Kinder Morgan Inc.	25,046,614	405,755
Hess Corp.	6,342,669	288,084
		5,553,423
Financials (16.3%)
JPMorgan Chase & Co.	20,887,002	2,412,449
Bank of America Corp.	73,437,008	2,357,328
PNC Financial Services Group Inc.	9,240,340	1,456,832
Chubb Ltd.	10,026,654	1,422,983
Prudential Financial Inc.	12,843,368	1,365,507
Citigroup Inc.	10,262,655	774,728
Northern Trust Corp.	7,314,935	774,432
BlackRock Inc.	1,319,543	724,996
Intercontinental Exchange Inc.	9,811,530	717,027
American International Group Inc.	12,427,785	712,609
Mitsubishi UFJ Financial Group Inc.	91,344,400	643,398
MetLife Inc.	11,242,493	519,291
Bank of Nova Scotia	7,865,118	487,323
Marsh & McLennan Cos. Inc.	5,750,392	477,397
BNP Paribas SA	5,344,194	422,569
Hartford Financial Services Group Inc.	6,768,376	357,709

UBS Group AG	16,493,434	312,880
Wells Fargo & Co.	5,271,473	307,907
Tokio Marine Holdings Inc.	6,578,340	301,364
ING Groep NV	16,314,674	286,290
Zurich Insurance Group AG	586,647	192,887
* Brighthouse Financial Inc.	855,855	46,447
		17,074,353
Health Care (8.5%)
Bristol-Myers Squibb Co.	23,324,782	1,544,101
AstraZeneca plc ADR	32,270,294	1,071,051
Medtronic plc	10,677,762	853,046
Pfizer Inc.	23,422,372	850,466
UnitedHealth Group Inc.	3,748,074	847,664
Merck & Co. Inc.	15,007,538	813,709
Novartis AG	7,942,727	662,597
Cardinal Health Inc.	8,529,042	590,295
Eli Lilly & Co.	7,444,124	573,346
Abbott Laboratories	8,334,818	502,840
Johnson & Johnson	2,231,667	289,849
HCA Healthcare Inc.	1,481,651	147,054
* Regeneron Pharmaceuticals Inc.	333,911	106,998
McKesson Corp.	207,167	30,916
		8,883,932
Industrials (6.6%)
United Parcel Service Inc. Class B	11,326,200	1,182,569
Caterpillar Inc.	4,318,770	667,811
Schneider Electric SE	6,980,383	604,983
Union Pacific Corp.	4,469,510	582,154
^ ABB Ltd. ADR	20,773,988	504,600
Johnson Controls International plc	11,783,609	434,462
Lockheed Martin Corp.	1,225,173	431,800
BAE Systems plc	53,526,509	424,840
Eaton Corp. plc	5,176,968	417,781
Airbus SE	3,266,841	391,034
Canadian Pacific Railway Ltd.	2,128,535	380,220
Honeywell International Inc.	2,146,927	324,422
Siemens AG	2,216,422	290,443
United Technologies Corp.	2,129,215	286,890
		6,924,009
Information Technology (11.7%)
Microsoft Corp.	29,342,188	2,751,417
* Alphabet Inc. Class A	1,742,067	1,923,103
Intel Corp.	37,450,082	1,845,915
Apple Inc.	6,007,708	1,070,093
Cisco Systems Inc.	21,195,958	949,155
International Business Machines Corp.	4,563,887	711,190
Accenture plc Class A	4,072,866	655,772
QUALCOMM Inc.	9,239,963	600,598
Texas Instruments Inc.	5,055,339	547,746
HP Inc.	22,512,531	526,568
* eBay Inc.	10,796,874	462,754
Samsung Electronics Co. Ltd. GDR	186,908	200,689
		12,245,000
Materials (1.7%)
International Paper Co.	10,412,780	620,497
BHP Billiton plc	25,131,419	510,196

*	Linde AG- Tender Line			1,807,056	400,985
	LyondellBasell Industries NV Class A			2,119,865	229,412
	Linde AG			251,900	52,946
					1,814,036
Real Estate (1.3%)
	American Tower Corp.			5,168,601	720,141
	Simon Property Group Inc.			3,556,400	545,943
	AvalonBay Communities Inc.			589,281	91,940
					1,358,024
Telecommunication Services (2.2%)
	Verizon Communications Inc.			39,991,617	1,909,200
	AT&T Inc.			11,031,633	400,448
					2,309,648
Utilities (2.7%)
	NextEra Energy Inc.			6,831,346	1,039,389
	Dominion Energy Inc.			12,164,029	900,990
	Exelon Corp.			15,337,099	568,086
	Iberdrola SA			36,377,634	267,716
					2,776,181
Total Common Stocks (Cost $42,783,593)					67,337,266
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.7%)
	United States Treasury Note/Bond	1.000%	5/31/18	186,000	185,680
	United States Treasury Note/Bond	0.750%	8/31/18	65,000	64,624
	United States Treasury Note/Bond	1.375%	9/30/18	747,350	744,899
	United States Treasury Note/Bond	1.250%	8/31/19	500,000	493,045
	United States Treasury Note/Bond	1.750%	9/30/19	950,000	943,321
	United States Treasury Note/Bond	1.375%	2/15/20	231,935	227,948
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	60,915
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	66,128
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	50,155
	United States Treasury Note/Bond	2.125%	12/31/22	350,000	341,796
	United States Treasury Note/Bond	2.000%	2/15/25	410,420	389,452
	United States Treasury Note/Bond	2.000%	8/15/25	282,680	267,045
	United States Treasury Note/Bond	2.250%	11/15/25	6,805	6,530
	United States Treasury Note/Bond	1.625%	5/15/26	220,390	200,555
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	40,104
	United States Treasury Note/Bond	2.375%	5/15/27	28,000	26,858
	United States Treasury Note/Bond	2.250%	8/15/27	80,000	75,800
1	United States Treasury Note/Bond	2.250%	11/15/27	513,270	485,600
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	264,272
	United States Treasury Note/Bond	3.375%	5/15/44	149,670	156,498
	United States Treasury Note/Bond	2.500%	2/15/46	50,745	44,774
	United States Treasury Note/Bond	2.250%	8/15/46	166,764	139,118
	United States Treasury Note/Bond	2.875%	11/15/46	60,140	57,218
1	United States Treasury Note/Bond	3.000%	2/15/47	217,005	211,615
	United States Treasury Note/Bond	2.750%	8/15/47	216,575	200,637
	United States Treasury Note/Bond	2.750%	11/15/47	102,440	94,917
	United States Treasury Strip Principal	0.000%	5/15/47	127,000	50,404
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	97,627
					5,987,535

Conventional Mortgage-Backed Securities (0.0%)
2,3	Fannie Mae Pool	2.500%	9/1/27–12/1/28	5,717	5,583
2,3	Fannie Mae Pool	4.500%	10/1/33–3/1/41		—
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	21	21
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	2,400	2,811
					8,415
Nonconventional Mortgage-Backed Securities (0.2%)
2,3	Fannie Mae REMICS	3.500%	4/25/31	9,730	9,848
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	19,135
2,3	Freddie Mac REMICS	3.500%	3/15/31	5,760	5,834
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	107,044	111,056
					145,873
Total U.S. Government and Agency Obligations (Cost $6,244,645)					6,141,823
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
2	Ally Auto Receivables Trust 2018-1	1.750%	2/15/19	41,139	41,144
4	American Tower Trust I	1.551%	3/15/18	14,885	14,881
4	American Tower Trust I	3.070%	3/15/23	43,000	42,681
2,4,5Apidos CLO XVII		3.041%	4/17/26	50,310	50,385
2,4,5Ares XXIX CLO Ltd.		2.912%	4/17/26	49,210	49,253
2,4,5Atlas Senior Loan Fund X Ltd.		2.796%	1/15/31	7,940	7,968
2,4,5Avery Point IV CLO Ltd.		2.845%	4/25/26	46,220	46,292
2,4,5Babson CLO Ltd. 2014-I		2.895%	7/20/25	5,660	5,669
4	Bank of Montreal	2.500%	1/11/22	60,000	59,046
2,4,5BlueMountain CLO 2014-1 Ltd.		3.027%	4/30/26	29,055	29,109
2	BMW Vehicle Owner Trust	1.650%	1/25/19	24,590	24,591
2,4,5CARDS II Trust		1.958%	4/18/22	17,780	17,818
2,4,5CARDS II Trust 2016-1A		2.288%	7/15/21	13,117	13,142
2	CarMax Auto Owner Trust	1.700%	2/15/19	34,217	34,220
2,4,5Cent CLO 20 Ltd.		2.845%	1/25/26	39,880	39,986
2,4,5Cent CLO 21 Ltd.		2.970%	7/27/26	24,170	24,223
2,4,5Cent CLO 22 Ltd.		3.203%	11/7/26	36,895	36,993
2,4	Chesapeake Funding II LLC	1.990%	5/15/29	9,880	9,788
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,050
4	DNB Boligkreditt AS	2.500%	3/28/22	47,550	46,683
2,4,5Dryden 31 Senior Loan Fund		2.814%	4/18/26	46,460	46,611
2,4	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	6,929	6,895
2,4	First Investors Auto Owner Trust	2.000%	3/15/22	9,100	9,047
2,4	GM Financial Consumer Automobile 2017-1	1.510%	3/16/20	15,340	15,298
2	Honda Auto Receivables 2018-1 Owner
	Trust	1.900%	3/15/19	35,660	35,664
2,4,6Hyundai Auto Lease Securitization Trust
	2018-A	1.950%	3/15/19	12,586	12,586
2,4,6Hyundai Auto Lease Securitization Trust
	2018-A	2.520%	8/17/20	20,825	20,823
2	John Deere Owner Trust 2018	1.950%	3/15/19	35,960	35,967
2,5	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.319%	4/15/41	10,969	10,975
2,4,5Limerock CLO II Ltd.		3.034%	4/18/26	53,424	53,630
2,4,5Madison Park Funding XII Ltd.		3.005%	7/20/26	37,385	37,406
2,4,5Madison Park Funding XIII Ltd.		2.849%	1/19/25	30,660	30,711
2,4,5Master Credit Card Trust II Series 2018-1A		2.051%	7/22/24	36,370	36,585
2,4,5Mercedes-Benz Master Owner Trust 2016-B		2.288%	5/17/21	13,265	13,345
2,4	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	8,570	8,570
2,4	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	7,320	7,301

2	Nissan Auto Receivables 2018-A Owner
	Trust	1.900%	3/15/19	11,400	11,401
2,4	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	27,390	27,228
2,4	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	8,185	8,255
2,4	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	23,742	23,360
2	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	2,539	2,538
2	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	11,264	11,208
2	Santander Drive Auto Receivables Trust
	2018-1	1.830%	2/15/19	34,134	34,137
4	SBA Tower Trust	2.898%	10/8/19	46,310	46,479
2,4,5Seneca Park CLO Ltd. 2014-1		2.851%	7/17/26	27,340	27,392
2,4,5SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	26,369
2,4,5Shackleton 2014-VI CLO		2.891%	7/17/26	26,700	26,724
2,4	Springleaf Funding Trust	3.160%	11/15/24	51,442	51,486
2,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,400
2,4,5Symphony CLO XIV Ltd.		3.002%	7/14/26	46,405	46,516
2,4,5Thacher Park CLO Ltd.		2.905%	10/20/26	19,915	19,935
4	Toronto-Dominion Bank	2.500%	1/18/22	76,400	75,069
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	8,695
2,4	Vantage Data Centers Issuer LLC	4.072%	2/16/43	17,745	17,828
2,4,5Voya CLO 2014-1 Ltd.		3.064%	4/18/26	20,980	20,979
2,4	Westlake Automobile Receivables Trust
	2018-1	1.750%	2/15/19	16,182	16,183
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,523,539)					1,518,518
Corporate Bonds (19.8%)
Finance (8.1%)
	Banking (6.5%)
	American Express Co.	1.550%	5/22/18	62,130	62,050
	American Express Credit Corp.	2.125%	7/27/18	49,605	49,589
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,060
	American Express Credit Corp.	2.700%	3/3/22	54,990	53,907
	Banco Santander SA	3.125%	2/23/23	30,600	29,809
	Bank of America Corp.	6.875%	4/25/18	40,000	40,272
	Bank of America Corp.	3.300%	1/11/23	7,905	7,878
2	Bank of America Corp.	2.816%	7/21/23	60,525	59,029
2,4	Bank of America Corp.	3.004%	12/20/23	49,160	48,123
	Bank of America Corp.	4.125%	1/22/24	16,100	16,624
	Bank of America Corp.	4.000%	1/22/25	32,900	33,120
	Bank of America Corp.	3.500%	4/19/26	10,000	9,862
2	Bank of America Corp.	3.593%	7/21/28	37,950	36,872
2,4	Bank of America Corp.	3.419%	12/20/28	8,681	8,310
	Bank of America Corp.	5.875%	2/7/42	9,965	12,461
	Bank of America Corp.	5.000%	1/21/44	39,433	44,553
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	60,574
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	15,739
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,134
	Bank of Nova Scotia	2.050%	10/30/18	64,150	63,998
	Bank of Nova Scotia	2.800%	7/21/21	25,650	25,465
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	54,258
	Barclays Bank plc	5.140%	10/14/20	11,905	12,365
	Barclays plc	3.684%	1/10/23	29,605	29,390
	BB&T Corp.	5.250%	11/1/19	8,000	8,295

	BB&T Corp.	2.750%	4/1/22	61,300	60,323
	BNP Paribas SA	2.400%	12/12/18	53,700	53,731
4	BNP Paribas SA	2.950%	5/23/22	22,800	22,356
	BNP Paribas SA	3.250%	3/3/23	12,270	12,181
4	BNP Paribas SA	3.800%	1/10/24	44,775	44,894
4	BNP Paribas SA	3.375%	1/9/25	60,670	58,877
4	BNP Paribas SA	3.500%	11/16/27	82,000	78,484
	BPCE SA	2.500%	12/10/18	18,325	18,338
	BPCE SA	2.500%	7/15/19	53,100	52,838
4	BPCE SA	3.000%	5/22/22	9,490	9,302
4	BPCE SA	5.700%	10/22/23	6,225	6,732
	BPCE SA	4.000%	4/15/24	30,615	31,233
4	BPCE SA	5.150%	7/21/24	43,790	46,026
4	BPCE SA	3.500%	10/23/27	64,230	60,801
	Branch Banking & Trust Co.	2.625%	1/15/22	45,425	44,600
5	Canadian Imperial Bank of Commerce	2.320%	6/16/22	57,780	58,078
	Capital One Bank USA NA	2.150%	11/21/18	45,055	44,944
	Capital One Financial Corp.	2.500%	5/12/20	14,000	13,829
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,720
	Capital One Financial Corp.	3.750%	4/24/24	55,460	55,616
	Capital One Financial Corp.	3.200%	2/5/25	33,400	31,957
	Capital One Financial Corp.	4.200%	10/29/25	11,740	11,644
	Citigroup Inc.	1.750%	5/1/18	25,000	24,986
	Citigroup Inc.	2.500%	9/26/18	18,000	17,998
	Citigroup Inc.	2.550%	4/8/19	55,000	54,892
	Citigroup Inc.	2.500%	7/29/19	37,530	37,364
	Citigroup Inc.	2.400%	2/18/20	65,200	64,496
	Citigroup Inc.	4.500%	1/14/22	33,920	35,376
	Citigroup Inc.	4.125%	7/25/28	14,550	14,449
2	Citigroup Inc.	3.520%	10/27/28	72,550	69,890
	Citigroup Inc.	6.625%	6/15/32	45,000	55,382
2	Citigroup Inc.	3.878%	1/24/39	37,030	35,555
	Citigroup Inc.	8.125%	7/15/39	4,638	7,063
	Compass Bank	2.750%	9/29/19	15,105	15,013
	Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	55,468
4	Credit Agricole SA	2.500%	4/15/19	57,830	57,634
4	Credit Agricole SA	3.250%	10/4/24	24,375	23,505
	Credit Suisse AG	2.300%	5/28/19	109,260	108,649
	Credit Suisse AG	3.000%	10/29/21	18,325	18,196
	Credit Suisse AG	3.625%	9/9/24	4,885	4,865
4	Credit Suisse Group AG	3.574%	1/9/23	20,675	20,652
2,4	Credit Suisse Group AG	3.869%	1/12/29	10,980	10,656
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	55,699
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	66,781
	Deutsche Bank AG	2.500%	2/13/19	15,225	15,200
	Deutsche Bank AG	2.700%	7/13/20	24,500	24,136
	Deutsche Bank AG	4.250%	10/14/21	45,220	46,092
	Deutsche Bank AG	3.150%	1/22/21	51,485	51,014
	Fifth Third Bank	2.875%	10/1/21	10,345	10,253
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	32,236
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,535
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,817
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	60,411
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	44,160
	Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	29,829
2	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	63,581
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,488

Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,231
2 Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,361
Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,741
2 Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	14,586
2 Goldman Sachs Group Inc.	3.814%	4/23/29	45,870	44,790
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	55,492
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	44,724
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	32,781
Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	13,448
4 HSBC Bank plc	4.750%	1/19/21	62,040	64,847
HSBC Holdings plc	3.400%	3/8/21	33,270	33,733
HSBC Holdings plc	4.000%	3/30/22	72,455	74,183
HSBC Holdings plc	3.600%	5/25/23	60,200	60,373
HSBC Holdings plc	3.900%	5/25/26	12,085	12,078
2 HSBC Holdings plc	4.041%	3/13/28	21,805	21,885
HSBC Holdings plc	6.500%	5/2/36	25,000	30,816
HSBC Holdings plc	6.100%	1/14/42	40,665	52,438
HSBC Holdings plc	5.250%	3/14/44	13,210	14,470
HSBC USA Inc.	2.625%	9/24/18	20,000	20,029
HSBC USA Inc.	2.350%	3/5/20	105,645	104,356
HSBC USA Inc.	3.500%	6/23/24	28,025	27,871
Huntington National Bank	2.200%	4/1/19	22,280	22,155
Huntington National Bank	2.400%	4/1/20	44,990	44,502
4 ING Bank NV	1.800%	3/16/18	36,610	36,605
ING Groep NV	3.150%	3/29/22	12,955	12,833
ING Groep NV	3.950%	3/29/27	32,965	32,945
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	10,759
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	57,297
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	43,074
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	46,865
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,600
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,438
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,780
JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,076
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	30,156
JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,644
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	116,295
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,261
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	18,816
JPMorgan Chase & Co.	4.950%	6/1/45	15,000	16,116
2 JPMorgan Chase & Co.	3.964%	11/15/48	159,600	153,117
4 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,470
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,646
Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,828
Morgan Stanley	2.125%	4/25/18	52,125	52,123
Morgan Stanley	2.500%	1/24/19	100,000	99,893
Morgan Stanley	5.625%	9/23/19	24,355	25,370
Morgan Stanley	5.750%	1/25/21	79,825	85,493
Morgan Stanley	2.500%	4/21/21	21,815	21,442
Morgan Stanley	2.625%	11/17/21	30,000	29,385
Morgan Stanley	2.750%	5/19/22	63,420	61,989
Morgan Stanley	3.875%	4/29/24	97,010	98,000
Morgan Stanley	3.700%	10/23/24	29,050	29,020
Morgan Stanley	4.000%	7/23/25	29,455	29,835
Morgan Stanley	3.125%	7/27/26	11,435	10,846
Morgan Stanley	6.250%	8/9/26	20,000	23,090
Morgan Stanley	3.625%	1/20/27	64,000	62,604

2	Morgan Stanley	3.772%	1/24/29	56,905	55,498
	Morgan Stanley	4.300%	1/27/45	18,360	18,346
	National City Corp.	6.875%	5/15/19	13,950	14,608
4	Nationwide Building Society	2.350%	1/21/20	28,075	27,765
4	NBK SPC Ltd.	2.750%	5/30/22	56,530	54,527
	Northern Trust Corp.	3.450%	11/4/20	9,000	9,154
	PNC Bank NA	3.300%	10/30/24	18,195	18,049
	PNC Bank NA	4.200%	11/1/25	16,650	17,231
	PNC Bank NA	3.100%	10/25/27	41,975	40,084
	PNC Bank NA	3.250%	1/22/28	60,465	58,481
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	42,245
	Royal Bank of Canada	2.750%	2/1/22	43,960	43,447
	Santander Holdings USA Inc.	2.700%	5/24/19	16,310	16,283
	Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,001
4	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	32,869
4	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	19,926
4	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	60,538
4	Societe Generale SA	3.250%	1/12/22	54,445	53,785
2	State Street Corp.	2.653%	5/15/23	30,770	30,175
	SunTrust Bank	3.300%	5/15/26	12,895	12,349
	Synchrony Financial	2.600%	1/15/19	20,920	20,886
	Synchrony Financial	3.000%	8/15/19	10,990	10,994
	Synchrony Financial	2.700%	2/3/20	15,605	15,500
	Toronto-Dominion Bank	2.500%	12/14/20	49,340	48,869
	UBS AG	1.800%	3/26/18	34,055	34,050
4	UBS AG	2.200%	6/8/20	53,390	52,462
4	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,398
4	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,093
	US Bancorp	2.625%	1/24/22	46,910	46,152
	US Bancorp	3.700%	1/30/24	52,500	53,626
	Wells Fargo & Co.	2.150%	1/15/19	91,150	90,821
	Wells Fargo & Co.	2.150%	1/30/20	46,155	45,507
	Wells Fargo & Co.	3.000%	1/22/21	26,735	26,672
	Wells Fargo & Co.	3.500%	3/8/22	64,245	64,611
	Wells Fargo & Co.	3.069%	1/24/23	12,990	12,779
	Wells Fargo & Co.	3.450%	2/13/23	48,895	48,526
	Wells Fargo & Co.	4.480%	1/16/24	46,156	48,144
	Wells Fargo & Co.	3.550%	9/29/25	32,170	31,879
	Wells Fargo & Co.	3.000%	4/22/26	39,405	37,300
	Wells Fargo & Co.	5.606%	1/15/44	68,281	78,442
	Wells Fargo & Co.	4.650%	11/4/44	10,315	10,482
	Wells Fargo & Co.	4.900%	11/17/45	19,160	20,164
	Wells Fargo & Co.	4.400%	6/14/46	38,300	37,843
	Wells Fargo & Co.	4.750%	12/7/46	23,150	23,833

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,161
	Charles Schwab Corp.	3.200%	3/2/27	19,665	19,054

	Finance Companies (0.2%)
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	168,370	164,854

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	29,300
	Aetna Inc.	2.800%	6/15/23	25,660	24,609
2,5	Allstate Corp.	3.774%	5/15/67	25,645	25,132

Anthem Inc.	2.300%	7/15/18	15,110	15,097
Anthem Inc.	3.700%	8/15/21	10,000	10,140
Anthem Inc.	3.125%	5/15/22	53,740	53,230
Anthem Inc.	3.300%	1/15/23	42,468	42,074
Anthem Inc.	4.101%	3/1/28	40,910	40,922
Anthem Inc.	4.650%	8/15/44	13,445	13,708
Anthem Inc.	4.375%	12/1/47	9,745	9,520
Chubb Corp.	6.000%	5/11/37	50,000	63,689
Chubb INA Holdings Inc.	5.800%	3/15/18	40,360	40,412
Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,250
Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,310
Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	31,447
Cigna Corp.	3.250%	4/15/25	31,655	30,371
CNA Financial Corp.	3.950%	5/15/24	5,410	5,483
4 Farmers Exchange Capital	7.050%	7/15/28	25,000	30,218
4 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,221
4 Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,689
4 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,340
4 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,733
4 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,179
4 MassMutual Global Funding II	2.100%	8/2/18	46,890	46,849
4 MassMutual Global Funding II	2.350%	4/9/19	28,000	27,958
MetLife Inc.	3.600%	4/10/24	35,035	35,095
MetLife Inc.	4.125%	8/13/42	5,565	5,517
MetLife Inc.	4.875%	11/13/43	20,820	22,632
4 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,685
4 Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,502
4 Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,362
4 Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,326
4 New York Life Global Funding	2.900%	1/17/24	29,050	28,313
4 New York Life Insurance Co.	5.875%	5/15/33	55,395	68,638
4 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	22,802
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,519
Prudential Financial Inc.	4.500%	11/15/20	24,365	25,354
4 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	24,830	27,045
4 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,390	42,031
Torchmark Corp.	7.875%	5/15/23	45,000	51,369
Travelers Cos. Inc.	5.800%	5/15/18	32,500	32,747
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,693
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,651
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,710
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,789
UnitedHealth Group Inc.	4.625%	7/15/35	23,710	25,891
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	69,365
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	34,229
UnitedHealth Group Inc.	4.200%	1/15/47	8,620	8,733

Other Finance (0.0%)
4 LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,642

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,122
Boston Properties LP	3.125%	9/1/23	13,275	13,088
Boston Properties LP	3.800%	2/1/24	1,750	1,773
Realty Income Corp.	4.650%	8/1/23	25,010	26,368

Simon Property Group LP	3.750%	2/1/24	3,265	3,317
Simon Property Group LP	3.375%	10/1/24	10,055	9,988
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,357
				8,453,160
Industrial (9.4%)
Basic Industry (0.0%)
International Paper Co.	4.350%	8/15/48	27,425	26,717
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	1,875	1,996

Capital Goods (0.6%)
4 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,012
4 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,054
Boeing Co.	8.625%	11/15/31	9,460	14,082
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	51,631
Caterpillar Inc.	3.900%	5/27/21	46,914	48,344
Caterpillar Inc.	2.600%	6/26/22	11,345	11,141
Caterpillar Inc.	3.400%	5/15/24	14,200	14,367
Deere & Co.	7.125%	3/3/31	17,500	23,303
General Dynamics Corp.	3.875%	7/15/21	14,925	15,362
General Electric Co.	2.700%	10/9/22	9,965	9,588
General Electric Co.	3.100%	1/9/23	8,635	8,479
Honeywell International Inc.	4.250%	3/1/21	40,681	42,320
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	53,936
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,069
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,575
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,046
Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,496
Lockheed Martin Corp.	4.700%	5/15/46	14,370	15,572
Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,330
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	18,881
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	39,314
4 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,784
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	36,829
United Technologies Corp.	3.100%	6/1/22	7,010	6,988
United Technologies Corp.	6.050%	6/1/36	20,325	24,814
United Technologies Corp.	6.125%	7/15/38	37,300	46,175

Communication (1.2%)
21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,777
America Movil SAB de CV	3.125%	7/16/22	84,600	83,801
America Movil SAB de CV	6.125%	3/30/40	7,380	8,945
American Tower Corp.	3.450%	9/15/21	30,665	30,863
American Tower Corp.	5.000%	2/15/24	7,655	8,166
AT&T Inc.	5.600%	5/15/18	44,000	44,282
AT&T Inc.	5.200%	3/15/20	10,120	10,577
AT&T Inc.	2.450%	6/30/20	12,000	11,872
AT&T Inc.	4.600%	2/15/21	5,000	5,198
AT&T Inc.	4.450%	5/15/21	10,000	10,379
AT&T Inc.	4.500%	3/9/48	24,959	22,772
CBS Corp.	4.300%	2/15/21	27,830	28,634
Comcast Corp.	3.000%	2/1/24	25,345	24,794
Comcast Corp.	3.600%	3/1/24	50,730	51,200
Comcast Corp.	3.375%	2/15/25	2,540	2,510
Comcast Corp.	2.350%	1/15/27	19,620	17,539
Comcast Corp.	4.250%	1/15/33	42,890	43,850
Comcast Corp.	4.200%	8/15/34	23,435	23,499

Comcast Corp.	5.650%	6/15/35	4,725	5,550
Comcast Corp.	4.400%	8/15/35	26,835	27,257
Comcast Corp.	6.500%	11/15/35	4,720	6,031
Comcast Corp.	6.400%	5/15/38	968	1,228
Comcast Corp.	4.650%	7/15/42	47,970	49,523
Comcast Corp.	4.500%	1/15/43	22,000	22,241
Comcast Corp.	4.750%	3/1/44	22,875	24,120
Comcast Corp.	4.600%	8/15/45	40,336	41,766
4 Cox Communications Inc.	4.800%	2/1/35	30,000	29,180
4 Cox Communications Inc.	6.450%	12/1/36	5,850	6,798
4 Cox Communications Inc.	4.600%	8/15/47	4,435	4,264
Discovery Communications LLC	5.625%	8/15/19	6,511	6,772
4 GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,117
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	99,494
NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,863
NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,619
Orange SA	4.125%	9/14/21	60,990	63,380
Orange SA	9.000%	3/1/31	20,280	29,907
4 SBA Tower Trust	3.168%	4/11/22	48,960	48,685
4 Sky plc	2.625%	9/16/19	38,021	37,926
4 Sky plc	3.750%	9/16/24	45,046	45,363
Time Warner Cable LLC	8.750%	2/14/19	1,120	1,180
Time Warner Cable LLC	8.250%	4/1/19	14,433	15,209
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,694
Time Warner Inc.	4.875%	3/15/20	14,000	14,516
Time Warner Inc.	4.750%	3/29/21	8,000	8,372
Time Warner Inc.	3.600%	7/15/25	22,350	21,717
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,560
Verizon Communications Inc.	4.812%	3/15/39	85,963	86,878
Verizon Communications Inc.	4.750%	11/1/41	11,880	11,760
Verizon Communications Inc.	4.862%	8/21/46	36,117	35,954
Verizon Communications Inc.	5.012%	4/15/49	21,754	22,135
Walt Disney Co.	4.125%	6/1/44	23,115	23,959

Consumer Cyclical (1.2%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,906
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,516
Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	40,029
Alibaba Group Holding Ltd.	3.400%	12/6/27	59,970	57,047
Amazon.com Inc.	2.500%	11/29/22	34,760	33,938
4 Amazon.com Inc.	2.800%	8/22/24	26,480	25,641
Amazon.com Inc.	4.800%	12/5/34	37,370	41,276
Amazon.com Inc.	4.950%	12/5/44	22,605	25,543
4 Amazon.com Inc.	4.250%	8/22/57	51,360	51,053
American Honda Finance Corp.	2.125%	10/10/18	45,655	45,579
AutoZone Inc.	3.700%	4/15/22	46,136	46,736
AutoZone Inc.	3.125%	7/15/23	33,000	32,480
4 BMW US Capital LLC	2.000%	4/11/21	21,300	20,665
4 BMW US Capital LLC	2.800%	4/11/26	5,805	5,506
CVS Health Corp.	2.750%	12/1/22	40,255	38,810
CVS Health Corp.	4.875%	7/20/35	6,900	7,094
CVS Health Corp.	5.125%	7/20/45	51,200	53,370
4 Daimler Finance North America LLC	2.375%	8/1/18	35,000	34,990
4 Daimler Finance North America LLC	2.250%	7/31/19	73,100	72,611
4 Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,291
4 Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,242
4 Daimler Finance North America LLC	2.300%	2/12/21	34,470	33,742

4 Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,048
4 Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,774
Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	44,789
Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,554
General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	57,661
Home Depot Inc.	2.250%	9/10/18	39,555	39,585
Home Depot Inc.	2.700%	4/1/23	31,170	30,561
Home Depot Inc.	4.400%	3/15/45	28,655	30,261
4 Hyundai Capital America	2.550%	4/3/20	28,910	28,447
Lowe's Cos. Inc.	3.100%	5/3/27	68,700	65,580
Lowe's Cos. Inc.	6.500%	3/15/29	13,301	16,341
McDonald's Corp.	2.625%	1/15/22	7,805	7,671
McDonald's Corp.	3.250%	6/10/24	5,460	5,457
McDonald's Corp.	4.875%	12/9/45	9,940	10,757
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,401
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,018
4 Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,813
Wal-Mart Stores Inc.	2.550%	4/11/23	38,325	37,338
Wal-Mart Stores Inc.	3.625%	12/15/47	14,215	13,793

Consumer Noncyclical (3.2%)
Allergan Funding SCS	3.000%	3/12/20	42,408	42,362
Allergan Funding SCS	3.450%	3/15/22	18,695	18,591
Allergan Funding SCS	3.800%	3/15/25	35,925	35,419
Allergan Funding SCS	4.550%	3/15/35	10,240	10,208
Allergan Funding SCS	4.850%	6/15/44	18,000	18,166
Altria Group Inc.	4.750%	5/5/21	23,376	24,580
Altria Group Inc.	2.850%	8/9/22	18,810	18,495
Altria Group Inc.	4.500%	5/2/43	10,705	10,880
AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,420
Amgen Inc.	3.875%	11/15/21	13,315	13,633
Amgen Inc.	5.150%	11/15/41	36,380	39,975
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	22,513
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	75,302
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	67,407
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	133,300	140,054
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	106,215
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	2,390	2,438
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	114,356
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,430
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	17,821
2 Ascension Health	4.847%	11/15/53	44,750	49,144
AstraZeneca plc	1.950%	9/18/19	12,065	11,929
AstraZeneca plc	2.375%	11/16/20	44,480	43,901
AstraZeneca plc	6.450%	9/15/37	23,385	29,960
4 BAT International Finance plc	2.750%	6/15/20	21,250	21,129
4 BAT International Finance plc	3.250%	6/7/22	58,280	57,960
4 BAT International Finance plc	3.500%	6/15/22	8,980	9,023
4 Bayer US Finance LLC	2.375%	10/8/19	7,510	7,453
4 Bayer US Finance LLC	3.000%	10/8/21	46,850	46,509
Biogen Inc.	2.900%	9/15/20	21,115	21,095
Cardinal Health Inc.	2.400%	11/15/19	27,350	27,179
Cardinal Health Inc.	3.200%	3/15/23	13,035	12,863
Cardinal Health Inc.	3.079%	6/15/24	12,670	12,150
Cardinal Health Inc.	3.500%	11/15/24	24,705	24,285
Cardinal Health Inc.	4.500%	11/15/44	28,805	27,588
4 Cargill Inc.	4.307%	5/14/21	60,532	62,918

4 Cargill Inc.	6.875%	5/1/28	19,355	23,804
4 Cargill Inc.	4.760%	11/23/45	28,190	31,147
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,758
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	18,735	18,209
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	8,815	9,095
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	22,115	20,330
Celgene Corp.	2.250%	5/15/19	6,565	6,532
Celgene Corp.	3.250%	8/15/22	16,250	16,158
Celgene Corp.	3.550%	8/15/22	18,400	18,499
Coca-Cola Co.	3.300%	9/1/21	10,075	10,230
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,052
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	8,749
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	13,596	13,580
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	35,005
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,603
Constellation Brands Inc.	2.700%	5/9/22	2,385	2,323
Diageo Capital plc	2.625%	4/29/23	48,310	47,091
Diageo Investment Corp.	2.875%	5/11/22	26,991	26,807
Dignity Health California GO	2.637%	11/1/19	5,595	5,567
Dignity Health California GO	3.812%	11/1/24	11,415	11,598
Eli Lilly & Co.	3.700%	3/1/45	24,450	23,593
4 EMD Finance LLC	2.950%	3/19/22	23,660	23,288
4 Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,358
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,148
Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,322
Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,242
Gilead Sciences Inc.	4.500%	2/1/45	32,375	32,926
Gilead Sciences Inc.	4.750%	3/1/46	7,340	7,737
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,155
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	52,408
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,762
4 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	35,097
4 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,194
Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	21,087
Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	17,367
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	16,138
Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	17,944
Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	9,297
Kraft Heinz Foods Co.	4.375%	6/1/46	61,615	56,240
Kroger Co.	4.450%	2/1/47	6,450	6,057
McKesson Corp.	2.700%	12/15/22	7,710	7,480
McKesson Corp.	2.850%	3/15/23	7,620	7,397
Medtronic Inc.	1.375%	4/1/18	13,520	13,513
Medtronic Inc.	2.500%	3/15/20	34,350	34,169
Medtronic Inc.	3.150%	3/15/22	72,005	72,035
Medtronic Inc.	3.625%	3/15/24	10,350	10,488
Medtronic Inc.	3.500%	3/15/25	76,150	76,065
Medtronic Inc.	4.375%	3/15/35	9,889	10,430
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	12,320	12,283
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	15,150	15,317
Merck & Co. Inc.	2.350%	2/10/22	30,760	30,204
Merck & Co. Inc.	2.800%	5/18/23	54,775	54,122
Merck & Co. Inc.	2.750%	2/10/25	47,090	45,416
Merck & Co. Inc.	4.150%	5/18/43	22,090	22,857
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,449

Molson Coors Brewing Co.	5.000%	5/1/42	6,465	6,848
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	28,049
Novartis Capital Corp.	3.400%	5/6/24	16,695	16,873
Novartis Capital Corp.	4.400%	5/6/44	25,896	28,047
Orlando Health Obligated Group	4.089%	10/1/48	8,440	8,349
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	1,946
PepsiCo Inc.	2.750%	3/1/23	29,800	29,459
PepsiCo Inc.	4.000%	3/5/42	51,391	51,617
Pfizer Inc.	3.000%	6/15/23	47,025	46,936
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,539
Philip Morris International Inc.	4.125%	5/17/21	43,025	44,434
Philip Morris International Inc.	2.500%	8/22/22	21,645	20,949
Philip Morris International Inc.	2.625%	3/6/23	46,850	45,361
Philip Morris International Inc.	3.375%	8/11/25	14,440	14,176
Philip Morris International Inc.	4.875%	11/15/43	6,185	6,677
2 Procter & Gamble - Esop	9.360%	1/1/21	19,917	21,939
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	11,805	11,539
4 Roche Holdings Inc.	2.875%	9/29/21	33,000	33,011
Sanofi	4.000%	3/29/21	44,090	45,487
4 Sigma Alimentos SA de CV	4.125%	5/2/26	17,400	17,041
SSM Health Care Corp.	3.823%	6/1/27	37,100	37,244
Stanford Health Care	3.795%	11/15/48	12,975	12,661
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	37,215	32,571
The Kroger Co.	3.850%	8/1/23	10,770	10,966
The Kroger Co.	4.000%	2/1/24	22,290	22,703
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,057
Unilever Capital Corp.	4.250%	2/10/21	95,235	98,859
Wyeth LLC	5.950%	4/1/37	25,000	31,728
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	34,421

Energy (1.3%)
4 BG Energy Capital plc	4.000%	10/15/21	5,000	5,152
BP Capital Markets plc	4.750%	3/10/19	27,215	27,810
BP Capital Markets plc	2.315%	2/13/20	5,855	5,825
BP Capital Markets plc	4.500%	10/1/20	16,000	16,715
BP Capital Markets plc	3.062%	3/17/22	43,130	43,103
BP Capital Markets plc	3.245%	5/6/22	35,000	35,185
BP Capital Markets plc	2.500%	11/6/22	22,000	21,346
BP Capital Markets plc	3.994%	9/26/23	16,185	16,753
BP Capital Markets plc	3.814%	2/10/24	38,938	39,844
BP Capital Markets plc	3.506%	3/17/25	50,285	50,154
Chevron Corp.	3.191%	6/24/23	49,470	49,355
ConocoPhillips Co.	3.350%	11/15/24	8,470	8,415
ConocoPhillips Co.	3.350%	5/15/25	9,440	9,375
ConocoPhillips Co.	4.950%	3/15/26	4,385	4,754
ConocoPhillips Co.	4.300%	11/15/44	60,450	61,793
Devon Energy Corp.	3.250%	5/15/22	18,600	18,392
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,198
Enterprise Products Operating LLC	4.250%	2/15/48	25,610	24,494
EOG Resources Inc.	5.625%	6/1/19	23,100	23,911
Exxon Mobil Corp.	2.222%	3/1/21	14,165	13,940
Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,744
Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,904
Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,583

	Halliburton Co.	3.500%	8/1/23	78,795	79,147
	Noble Energy Inc.	4.150%	12/15/21	15,961	16,309
	Occidental Petroleum Corp.	4.100%	2/1/21	39,240	40,527
	Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,526
	Occidental Petroleum Corp.	3.400%	4/15/26	28,910	28,510
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.850%	10/15/23	36,775	36,199
4	Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	30,855
4	Schlumberger Investment SA	2.400%	8/1/22	23,925	23,223
	Schlumberger Investment SA	3.650%	12/1/23	44,520	45,392
	Shell International Finance BV	4.375%	3/25/20	28,875	29,817
	Shell International Finance BV	3.250%	5/11/25	11,051	10,912
	Shell International Finance BV	4.125%	5/11/35	43,465	44,533
	Shell International Finance BV	5.500%	3/25/40	12,990	15,578
	Shell International Finance BV	4.375%	5/11/45	96,700	101,737
	Suncor Energy Inc.	5.950%	12/1/34	20,700	25,089
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	31,716
	Total Capital International SA	2.700%	1/25/23	36,510	35,708
	Total Capital International SA	3.750%	4/10/24	41,500	42,460
	Total Capital SA	2.125%	8/10/18	42,000	41,995
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	48,209
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	51,157

	Other Industrial (0.0%)
2	Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	26,734
4,6	SBA Tower Trust	3.448%	3/15/23	23,770	23,770

	Technology (1.6%)
	Apple Inc.	2.850%	5/6/21	44,000	44,019
	Apple Inc.	3.000%	2/9/24	22,535	22,199
	Apple Inc.	3.450%	5/6/24	39,950	40,173
	Apple Inc.	2.850%	5/11/24	44,990	43,818
	Apple Inc.	2.750%	1/13/25	21,495	20,622
	Apple Inc.	3.250%	2/23/26	37,631	36,961
	Apple Inc.	2.450%	8/4/26	43,466	40,137
	Apple Inc.	3.350%	2/9/27	55,925	55,125
	Apple Inc.	3.200%	5/11/27	39,185	38,092
	Apple Inc.	2.900%	9/12/27	55,355	52,391
	Apple Inc.	3.850%	5/4/43	17,000	16,541
	Apple Inc.	4.450%	5/6/44	5,075	5,374
	Apple Inc.	3.850%	8/4/46	36,890	35,642
	Applied Materials Inc.	3.300%	4/1/27	31,840	31,062
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	35,975	35,075
	Cisco Systems Inc.	4.450%	1/15/20	24,095	24,935
	Cisco Systems Inc.	2.900%	3/4/21	13,350	13,371
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,617
	Intel Corp.	2.875%	5/11/24	29,395	28,652
	Intel Corp.	4.100%	5/19/46	51,605	52,665
	International Business Machines Corp.	8.375%	11/1/19	25,000	27,400
	International Business Machines Corp.	3.375%	8/1/23	70,925	71,436
	International Business Machines Corp.	3.625%	2/12/24	35,000	35,650
	International Business Machines Corp.	5.875%	11/29/32	20,240	25,343
	Microsoft Corp.	2.375%	2/12/22	24,670	24,164
	Microsoft Corp.	3.625%	12/15/23	16,000	16,434
	Microsoft Corp.	2.875%	2/6/24	70,885	69,768
	Microsoft Corp.	3.125%	11/3/25	31,615	31,183

Microsoft Corp.	2.400%	8/8/26	53,545	49,581
Microsoft Corp.	3.500%	2/12/35	23,520	23,102
Microsoft Corp.	3.450%	8/8/36	65,320	63,223
Microsoft Corp.	4.100%	2/6/37	45,385	47,703
Microsoft Corp.	4.450%	11/3/45	14,250	15,591
Microsoft Corp.	3.700%	8/8/46	61,115	59,420
Microsoft Corp.	4.250%	2/6/47	91,700	97,873
Oracle Corp.	2.500%	5/15/22	46,930	45,957
Oracle Corp.	2.950%	11/15/24	79,830	77,418
Oracle Corp.	2.950%	5/15/25	13,635	13,188
Oracle Corp.	3.250%	11/15/27	111,485	107,972
Oracle Corp.	4.000%	11/15/47	32,175	31,889
QUALCOMM Inc.	2.600%	1/30/23	26,010	24,737
QUALCOMM Inc.	2.900%	5/20/24	37,735	35,691
4 Tencent Holdings Ltd.	3.595%	1/19/28	57,300	55,419

Transportation (0.3%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,618
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,250
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,551
Burlington Northern Santa Fe LLC	3.250%	6/15/27	12,315	12,093
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	22,622	24,393
4 ERAC USA Finance LLC	2.350%	10/15/19	27,135	26,897
4 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,695
4 ERAC USA Finance LLC	7.000%	10/15/37	32,995	42,616
4 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,416
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	15,916	16,973
FedEx Corp.	2.700%	4/15/23	23,430	22,677
FedEx Corp.	3.875%	8/1/42	5,095	4,736
FedEx Corp.	4.100%	4/15/43	20,500	19,550
FedEx Corp.	5.100%	1/15/44	18,015	19,608
Kansas City Southern	4.950%	8/15/45	16,985	18,125
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	13,466	14,460
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,486
United Parcel Service Inc.	4.875%	11/15/40	4,925	5,516
				9,860,476
Utilities (2.3%)
Electric (2.1%)
Alabama Power Co.	5.700%	2/15/33	15,000	17,834
Alabama Power Co.	3.750%	3/1/45	24,430	23,618
Ameren Illinois Co.	6.125%	12/15/28	54,000	61,788
Ameren Illinois Co.	3.700%	12/1/47	5,045	4,862
Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	53,485
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	12,312
Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,559
Commonwealth Edison Co.	3.650%	6/15/46	6,365	6,019
Commonwealth Edison Co.	4.000%	3/1/48	17,455	17,525
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	13,731
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	11,646
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	39,558
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,655
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	71,618
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,945
Dominion Energy Inc	5.200%	8/15/19	19,250	19,892

5 Dominion Energy Inc.	2.962%	7/1/19	18,210	18,262
Dominion Energy Inc.	2.579%	7/1/20	23,655	23,365
Dominion Energy Inc.	3.625%	12/1/24	29,400	29,271
DTE Energy Co.	3.800%	3/15/27	9,550	9,544
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	18,297
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	51,494
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,080
Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	16,235
Duke Energy Corp.	2.650%	9/1/26	11,775	10,785
Duke Energy Corp.	4.800%	12/15/45	44,700	48,443
Duke Energy Corp.	3.750%	9/1/46	9,940	9,029
Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,484
Duke Energy Florida LLC	6.400%	6/15/38	27,055	36,467
Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,302
Duke Energy Progress LLC	4.200%	8/15/45	38,025	39,211
Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,400
Eversource Energy	4.500%	11/15/19	3,535	3,632
Eversource Energy	2.900%	10/1/24	17,450	16,750
Eversource Energy	3.150%	1/15/25	5,025	4,892
Eversource Energy	3.300%	1/15/28	14,410	13,893
Florida Power & Light Co.	5.650%	2/1/35	50,000	59,784
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,206
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,082
Florida Power & Light Co.	5.950%	2/1/38	39,215	49,885
Florida Power & Light Co.	5.690%	3/1/40	4,000	4,995
Florida Power & Light Co.	3.700%	12/1/47	17,370	16,682
Fortis Inc.	3.055%	10/4/26	28,565	26,563
Georgia Power Co.	5.400%	6/1/18	38,660	38,960
Georgia Power Co.	5.950%	2/1/39	16,822	20,568
Georgia Power Co.	4.750%	9/1/40	9,893	10,648
Georgia Power Co.	4.300%	3/15/42	16,055	16,366
4 Massachusetts Electric Co.	5.900%	11/15/39	21,565	27,030
MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,733
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,255	14,946
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	38,778
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	31,562
Northern States Power Co.	6.250%	6/1/36	50,000	64,533
Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,308
Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,794
Oglethorpe Power Corp.	4.250%	4/1/46	19,060	17,867
Oglethorpe Power Corp.	5.250%	9/1/50	12,370	13,343
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	2,903
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	11,699
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	18,180
Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	12,329
Pacific Gas & Electric Co.	2.950%	3/1/26	4,860	4,492
Pacific Gas & Electric Co.	6.050%	3/1/34	13,840	16,161
Pacific Gas & Electric Co.	5.800%	3/1/37	46,987	54,425
Pacific Gas & Electric Co.	6.350%	2/15/38	2,830	3,510
Pacific Gas & Electric Co.	6.250%	3/1/39	7,755	9,382
Pacific Gas & Electric Co.	5.400%	1/15/40	67,780	75,190
Pacific Gas & Electric Co.	5.125%	11/15/43	18,210	19,594
Pacific Gas & Electric Co.	4.750%	2/15/44	5,445	5,524
Pacific Gas & Electric Co.	4.300%	3/15/45	2,878	2,746
4 Pacific Gas & Electric Co.	3.950%	12/1/47	14,336	12,905

PacifiCorp	2.950%	6/1/23	29,675	29,391
PacifiCorp	5.900%	8/15/34	12,500	15,095
PacifiCorp	6.250%	10/15/37	36,635	47,521
PECO Energy Co.	5.350%	3/1/18	20,545	20,553
Potomac Electric Power Co.	6.500%	11/15/37	25,000	33,190
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	25,226
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,173
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	33,939
Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,328
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,452
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,438	1,574
South Carolina Electric & Gas Co.	6.050%	1/15/38	44,155	52,487
South Carolina Electric & Gas Co.	5.450%	2/1/41	2,945	3,301
South Carolina Electric & Gas Co.	4.350%	2/1/42	3,305	3,275
South Carolina Electric & Gas Co.	4.600%	6/15/43	7,251	7,413
South Carolina Electric & Gas Co.	4.100%	6/15/46	10,400	9,911
South Carolina Electric & Gas Co.	4.500%	6/1/64	3,490	3,295
South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	31,391
Southern California Edison Co.	2.400%	2/1/22	4,295	4,179
Southern California Edison Co.	6.000%	1/15/34	7,695	9,488
Southern California Edison Co.	5.550%	1/15/37	50,475	60,161
Southern California Edison Co.	5.950%	2/1/38	40,000	50,184
Southern California Edison Co.	6.050%	3/15/39	1,980	2,517
Southern California Edison Co.	4.050%	3/15/42	15,662	15,754
Southern California Edison Co.	3.900%	3/15/43	8,020	7,904
Southern California Edison Co.	4.650%	10/1/43	16,640	18,245
Southern California Edison Co.	3.600%	2/1/45	3,560	3,331
Southern Co.	2.450%	9/1/18	9,395	9,397
Southern Co.	2.950%	7/1/23	48,400	46,980
Southern Co.	3.250%	7/1/26	30,885	29,345
Southern Co.	4.400%	7/1/46	15,635	15,668
Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,574
Virginia Electric & Power Co.	2.750%	3/15/23	34,540	33,777
Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,893
Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,176
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,982
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	52,051

Natural Gas (0.2%)
4 Boston Gas Co.	3.150%	8/1/27	5,385	5,173
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,946
4 KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,740
Nisource Finance Corp.	5.250%	2/15/43	14,588	16,475
NiSource Finance Corp.	4.800%	2/15/44	10,370	11,191
Sempra Energy	2.875%	10/1/22	27,530	27,095
Sempra Energy	3.250%	6/15/27	80,765	77,265

Other Utility (0.0%)
American Water Capital Corp.	2.950%	9/1/27	9,975	9,486
4 Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	15,242
				2,440,290
Total Corporate Bonds (Cost $20,387,122)				20,753,926
Sovereign Bonds (2.3%)
4 CDP Financial Inc.	4.400%	11/25/19	40,000	41,224
4 Electricite de France SA	4.600%	1/27/20	50,000	51,554
4 Electricite de France SA	4.875%	1/22/44	1,775	1,877

4 Electricite de France SA	4.950%	10/13/45	15,100	16,290
Export-Import Bank of Korea	1.750%	5/26/19	75,100	74,067
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	48,909
Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,289
Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,283
Japan Bank for International Cooperation	2.125%	7/21/20	40,250	39,656
7 Japan Treasury Discount Bill	0.000%	3/12/18	7,475,000	69,984
7 Japan Treasury Discount Bill	0.000%	3/12/18	735,000	6,881
7 Japan Treasury Discount Bill	0.000%	3/19/18	2,156,000	20,207
7 Japan Treasury Discount Bill	0.000%	3/26/18	19,000,000	178,048
7 Japan Treasury Discount Bill	0.000%	4/16/18	19,000,000	178,069
7 Japan Treasury Discount Bill	0.000%	4/23/18	9,200,000	86,248
7 Japan Treasury Discount Bill	0.000%	5/1/18	9,200,000	86,251
7 Japan Treasury Discount Bill	0.000%	5/14/18	9,060,000	84,948
7 Japan Treasury Discount Bill	0.000%	5/21/18	8,900,000	83,451
7 Japan Treasury Discount Bill	0.000%	5/28/18	8,850,000	82,984
4 Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	30,199
4 Kingdom of Saudi Arabia	2.875%	3/4/23	48,885	47,061
Korea Development Bank	2.875%	8/22/18	18,855	18,872
Korea Development Bank	2.500%	3/11/20	78,800	77,820
4 Kuwait	2.750%	3/20/22	4,255	4,165
4 Mexico City Airport Trust	5.500%	7/31/47	39,150	36,726
4 Petroleos Mexicanos	6.350%	2/12/48	25,015	24,436
Province of Ontario	4.000%	10/7/19	56,415	57,715
Province of Ontario	4.400%	4/14/20	50,000	51,895
Province of Ontario	2.500%	4/27/26	40,160	38,023
Province of Quebec	2.500%	4/20/26	145,430	138,009
4 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	62,500	61,499
4 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	62,500	59,727
4 Sinopec Group Overseas Development 2017
Ltd.	3.000%	4/12/22	31,000	30,435
4 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	51,396
4 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	60,938
4 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	27,736
State of Israel	3.250%	1/17/28	16,735	16,241
4 State of Qatar	5.250%	1/20/20	53,430	55,439
4 State of Qatar	2.375%	6/2/21	55,190	53,338
Statoil ASA	2.250%	11/8/19	22,515	22,390
Statoil ASA	2.900%	11/8/20	57,210	57,300
Statoil ASA	2.750%	11/10/21	32,860	32,591
Statoil ASA	2.450%	1/17/23	15,017	14,533
Statoil ASA	2.650%	1/15/24	14,000	13,570
Statoil ASA	3.700%	3/1/24	25,320	25,841
Statoil ASA	3.250%	11/10/24	29,975	29,692
4 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	43,635
United Mexican States	4.000%	10/2/23	13,956	14,244
United Mexican States	4.750%	3/8/44	9,750	9,416
Total Sovereign Bonds (Cost $2,421,876)				2,440,102
Taxable Municipal Bonds (1.8%)
Atlanta GA Downtown Development
Authority Revenue	6.875%	2/1/21	4,265	4,595
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,765	46,745

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	50,881
California GO	5.700%	11/1/21	16,840	18,579
California GO	7.550%	4/1/39	33,920	51,072
California GO	7.300%	10/1/39	11,800	17,009
California GO	7.350%	11/1/39	66,875	97,078
California GO	7.625%	3/1/40	5,960	8,954
California GO	7.600%	11/1/40	29,920	45,959
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	10,632
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	27,455
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	11,897
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,790	2,244
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	29,855	39,142
Chicago IL Transit Authority	6.899%	12/1/40	54,480	71,428
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	39,098
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	52,130	63,837
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	46,837
Houston TX GO	6.290%	3/1/32	22,740	26,155
Illinois Finance Authority	4.545%	10/1/18	29,580	29,831
Illinois GO	5.100%	6/1/33	44,360	41,824
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	36,214
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	10,350	11,147
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	57,489
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	19,928
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	67,865
Los Angeles CA Unified School District	1.850%	5/1/18	17,120	17,119
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	19,000	24,976
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	27,507
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	26,823
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	51,773
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,688
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,164
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	22,325
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,467
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,103
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	20,487

	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	111,295	109,725
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	61,100	87,642
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	25,930	31,876
	Oregon GO	5.902%	8/1/38	19,510	23,728
8	Oregon School Boards Association GO	5.528%	6/30/28	50,000	55,911
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	12,735	14,745
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	10,455	12,886
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	48,460	52,242
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	21,985	25,078
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	48,873
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	11,890	15,362
	Stanford University	6.875%	2/1/24	34,745	41,227
	Stanford University	7.650%	6/15/26	29,000	37,522
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	18,650	25,329
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	21,260	28,365
	University of California Revenue	4.601%	5/15/31	21,975	23,541
	University of California Revenue	5.770%	5/15/43	24,325	30,682
	University of California Revenue	4.765%	5/15/44	5,980	6,327
	University of California Revenue	3.931%	5/15/45	22,370	22,611
Total Taxable Municipal Bonds (Cost $1,631,820)					1,857,999
				Shares
Temporary Cash Investments (4.2%)
Money Market Fund (0.3%)
9,10 Vanguard Market Liquidity Fund		1.601%		3,412,720	341,238

				Face
			Maturity	Amount
			Date	($000)
Commercial Paper (2.3%)
	Abbey National North	1.663%	4/2/18	150,000	149,763
11	Apple Inc.	1.502%	3/6/18	100,000	99,983
11	Bank Nederlandse Gemeenten NV	1.587%	3/22/18	270,000	269,760
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	1.603%	4/3/18	100,000	99,859
11	BPCE SA	1.472%	3/14/18	100,000	99,950
11	Chevron Corp.	1.543%	4/3/18	100,000	99,863
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	1.432%	3/2/18	100,000	99,997
11	DNB Bank ASA	1.472%	3/2/18	100,000	99,996
11	DNB Bank ASA	1.482%	3/14/18	50,000	49,974
	Exxon Mobil Corp.	1.553%	4/3/18	75,000	74,898
11	Johnson & Johnson	1.392%	3/9/18	150,000	149,958
11	KFW	1.532%	3/5/18	100,000	99,987
11	MetLife Short Term Funding LLC	1.522%	3/2/18	93,950	93,946
11	MetLife Short Term Funding LLC	1.603%	4/2/18	57,000	56,918

11	PepsiCo Inc.	1.452%	3/6/18	170,000	169,973
11	Province of Quebec	1.542%	3/26/18	200,000	199,788
11	Societe Generale SA	1.583%	4/2/18	50,000	49,933
	Toyota Motor Credit Corp.	1.472%	3/14/18	100,000	99,948
	Toyota Motor Credit Corp.	1.503%	3/20/18	100,000	99,923
11	Wal-Mart Stores, Inc.	1.492%–1.502%	3/5/18	155,000	154,980
11	Wal-Mart Stores, Inc.	1.541%	3/14/18	100,000	99,947
					2,419,344
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC
	(Dated 2/28/18, Repurchase Value
	$237,609,000, collateralized by
	Government National Mortgage Assn.
	3.000%-3.500%, 1/20/48-2/20/48, with a
	value of $242,352,000)	1.390%	3/1/18	237,600	237,600
	Citigroup Global Markets Inc.
	(Dated 2/28/18, Repurchase Value
	$96,504,000, collateralized by U.S.
	Treasury Note/Bond 1.750%-2.125%,
	4/30/22-2/29/24, with a value of
	$98,430,000)	1.350%	3/1/18	96,500	96,500
	Deutsche Bank Securities, Inc.
	(Dated 2/28/18, Repurchase Value
	$35,801,000, collateralized by Federal
	National Mortgage Assn. 0.000%,
	11/15/30, with a value of $36,517,000)	1.400%	3/1/18	35,800	35,800
	HSBC Bank USA
	(Dated 2/28/18, Repurchase Value
	$438,116,000, collateralized by U.S
	Treasury Note/Bond 1.125%-3.125%,
	2/28/19-5/15/45, with a value of
	$446,865,000)	1.350%	3/1/18	438,100	438,100
	HSBC Bank USA
	(Dated 2/28/18, Repurchase Value
	$22,301,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%-
	4.000%, 12/1/41-3/1/46, with a value of
	$22,749,000)	1.360%	3/1/18	22,300	22,300
	RBC Capital Markets LLC
	(Dated 2/28/18, Repurchase Value
	$305,311,000, collateralized by U.S.
	Treasury Note/Bond 0.750%-3.625%,
	10/31/18-2/15/20, Government National
	Mortgage Assn. 2.500%-7.000%,
	11/15/22-2/20/48, Federal National
	Mortgage Assn. 1.672%-3.518%, 4/1/19-
	3/1/48, with a value of $311,406,000)	1.350%	3/1/18	305,300	305,300
	TD Securities (USA) LLC
	(Dated 2/28/18, Repurchase Value
	$147,106,000, collateralized by Federal
	National Mortgage Assn. 4.000%-4.500%,
	4/1/47-5/1/47, Federal Home Loan
	Mortgage Corp. 4.000%, 3/1/47 with a value
	of $150,042,000)	1.360%	3/1/18	147,100	147,100

Wells Fargo & Co.
(Dated 2/28/18, Repurchase Value
$319,612,000, collateralized by Federal
National Mortgage Assn. 3.000%-3.500%,
10/1/32-11/1/46, Federal Home Loan
Mortgage Corp. 3.500%, 11/1/47-12/1/47,
with a value of $325,992,000)	1.370%	3/1/18	319,600	319,600
				1,602,300
Total Temporary Cash Investments (Cost $4,362,838)				4,362,882
Total Investments (99.9%) (Cost $79,355,433)				104,412,516
Other Assets and Liabilities-Net (0.1%)12				154,581
Net Assets (100%)				104,567,097

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $320,296,000.
* Non-income-producing security.
1 Securities with a value of $24,589,000 have been segregated as collateral for open forward currency contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $5,033,515,000, representing 4.8% of net assets.
5 Adjustable-rate security based upon 3-month USD LIBOR plus spread
6 Security value determined using significant unobservable inputs.
7 Face amount denominated in Japanese yen.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Includes $341,238,000 of collateral received for securities on loan.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February
28, 2018, the aggregate value of these securities was $1,794,956,000, representing 1.7% of net assets.
12 Cash of $13,404,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2018	(5,846)	(666,033)	958
Ultra Long U.S. Treasury Bond	June 2018	(2,425)	(377,997)	(1,763)
2-Year U.S. Treasury Note	June 2018	(2,231)	(474,018)	484
10-Year U.S. Treasury Note	June 2018	(1,347)	(161,703)	481
				160

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	3/12/18	JPY	735,000	USD	6,514	381
Citibank, N.A.	4/16/18	USD	170,964	JPY	19,000,000	(7,720)
Citibank, N.A.	5/1/18	USD	84,849	JPY	9,200,000	(1,758)
Citibank, N.A.	5/14/18	USD	83,324	JPY	9,060,000	(2,044)
Citibank, N.A.	5/21/18	USD	84,083	JPY	8,900,000	182
Credit Suisse International	3/12/18	USD	66,902	JPY	7,475,000	(3,222)
Credit Suisse International	4/23/18	USD	83,496	JPY	9,200,000	(3,064)
Goldman Sachs International	3/12/18	USD	6,526	JPY	735,000	(370)
Goldman Sachs International	3/26/18	USD	168,798	JPY	19,000,000	(9,634)
J.P. Morgan Securities LLC	5/29/18	USD	82,888	JPY	8,850,000	(589)
UBS AG	3/12/18	USD	6,538	JPY	735,000	(357)
UBS AG	3/19/18	USD	19,184	JPY	2,156,000	(1,052)
						(29,247)
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Wellington Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified

Wellington Fund

counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	58,591,920	8,745,346	—
U.S. Government and Agency Obligations	—	6,141,823	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,485,109	33,409
Corporate Bonds	—	20,730,156	23,770
Sovereign Bonds	—	2,440,102	—
Taxable Municipal Bonds	—	1,857,999	—
Temporary Cash Investments	341,238	4,021,644	—
Futures Contracts—Assets[1]	439	—	—

Wellington Fund

Futures Contracts—Liabilities[1]	(5,111)	—	—
Forward Currency Contracts—Assets	—	563	—
Forward Currency Contracts—Liabilities	—	(29,810)	—
Total	58,928,486	45,392,932	57,179
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

I. At February 28, 2018, the cost of investment securities for tax purposes was $79,409,511,000. Net unrealized appreciation of investment securities for tax purposes was $25,003,005,000, consisting of

Wellington Fund

unrealized gains of $25,968,790,000 on securities that had risen in value since their purchase and $965,785,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Multifactor Fund Admiral Shares

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)1
Consumer Discretionary (20.0%)
	Carnival Corp.	1,482	99
	Walmart Inc.	1,098	99
	Las Vegas Sands Corp.	1,317	96
	Marriott International Inc. Class A	637	90
	Lithia Motors Inc. Class A	800	83
*	LGI Homes Inc.	1,115	63
	Citi Trends Inc.	2,240	50
	Johnson Outdoors Inc. Class A	784	48
	Lear Corp.	223	42
	H&R Block Inc.	1,622	41
	Texas Roadhouse Inc. Class A	741	41
	Ralph Lauren Corp. Class A	367	39
	Thor Industries Inc.	296	38
	Williams-Sonoma Inc.	708	37
*	AutoNation Inc.	720	36
	Dollar General Corp.	382	36
	Toll Brothers Inc.	822	36
	Estee Lauder Cos. Inc. Class A	254	35
	Aaron's Inc.	736	34
	American Eagle Outfitters Inc.	1,678	32
	Oxford Industries Inc.	384	31
	DSW Inc. Class A	1,545	30
*	Regis Corp.	1,879	30
	Gannett Co. Inc.	3,010	30
*	Urban Outfitters Inc.	854	30
	John Wiley & Sons Inc. Class A	466	30
	Children's Place Inc.	205	29
	Kohl's Corp.	304	20
*	Grand Canyon Education Inc.	197	19
*	Liberty Interactive Corp. QVC Group Class A	624	18
*	Burlington Stores Inc.	146	18
	Royal Caribbean Cruises Ltd.	136	17
	Gentex Corp.	752	17
	Yum China Holdings Inc.	393	17
	PVH Corp.	111	16
	Tiffany & Co.	156	16
	Darden Restaurants Inc.	163	15
	Tractor Supply Co.	230	15
*	NVR Inc.	5	14
	Carter's Inc.	120	14
	Columbia Sportswear Co.	183	14
	Ross Stores Inc.	172	13
	PulteGroup Inc.	477	13
*	AutoZone Inc.	20	13
	VF Corp.	174	13
	BorgWarner Inc.	264	13
*	Dollar Tree Inc.	116	12
	New Media Investment Group Inc.	665	11
	Garmin Ltd.	192	11

Winnebago Industries Inc.	261	11
Movado Group Inc.	357	11
News Corp. Class A	684	11
La-Z-Boy Inc.	359	11
* Cooper-Standard Holdings Inc.	89	11
* ZAGG Inc.	720	11
Expedia Inc.	102	11
* America's Car-Mart Inc.	220	11
Buckle Inc.	505	11
* Deckers Outdoor Corp.	112	11
* Drive Shack Inc.	2,084	11
* Hyatt Hotels Corp. Class A	136	11
Travelport Worldwide Ltd.	736	10
* Live Nation Entertainment Inc.	234	10
* Asbury Automotive Group Inc.	159	10
* Vera Bradley Inc.	1,031	10
International Speedway Corp. Class A	226	10
* Liberty Expedia Holdings Inc. Class A	255	10
DR Horton Inc.	238	10
* Adtalem Global Education Inc.	215	10
* Sleep Number Corp.	287	10
* Etsy Inc.	385	10
Ethan Allen Interiors Inc.	410	10
* Red Robin Gourmet Burgers Inc.	181	10
Chico's FAS Inc.	966	10
* Crocs Inc.	784	10
Wolverine World Wide Inc.	327	10
Entravision Communications Corp. Class A	1,473	10
Big Lots Inc.	166	9
Fortune Brands Home & Security Inc.	151	9
* Steven Madden Ltd.	208	9
Caleres Inc.	321	9
Ruth's Hospitality Group Inc.	364	9
* American Woodmark Corp.	68	9
Sinclair Broadcast Group Inc. Class A	257	9
Sturm Ruger & Co. Inc.	197	8
* Discovery Communications Inc. Class A	346	8
Tower International Inc.	322	8
National Presto Industries Inc.	92	8
KB Home	298	8
Graham Holdings Co. Class B	14	8
Hooker Furniture Corp.	216	8
Rent-A-Center Inc.	1,063	8
Genuine Parts Co.	86	8
BJ's Restaurants Inc.	180	8
* Del Frisco's Restaurant Group Inc.	470	8
* Care.com Inc.	435	8
* William Lyon Homes Class A	302	8
* Genesco Inc.	193	8
Cato Corp. Class A	653	7
* Taylor Morrison Home Corp. Class A	321	7
Dick's Sporting Goods Inc.	220	7
* Murphy USA Inc.	93	7
Sonic Automotive Inc. Class A	349	7
Bloomin' Brands Inc.	296	7
* Motorcar Parts of America Inc.	328	7
* Ollie's Bargain Outlet Holdings Inc.	111	7

Inter Parfums Inc.	150	6
* MCBC Holdings Inc.	256	6
* Career Education Corp.	474	6
* El Pollo Loco Holdings Inc.	622	6
* Five Below Inc.	89	6
* Cavco Industries Inc.	37	6
* Helen of Troy Ltd.	62	6
* Nautilus Inc.	464	6
Monro Inc.	106	5
Nutrisystem Inc.	175	5
* Chuy's Holdings Inc.	198	5
* Lions Gate Entertainment Corp. Class A	185	5
* Gray Television Inc.	375	5
World Wrestling Entertainment Inc. Class A	132	5
* Potbelly Corp.	390	5
Tenneco Inc.	95	5
Standard Motor Products Inc.	105	5
GameStop Corp. Class A	310	5
* Sally Beauty Holdings Inc.	281	5
* MSG Networks Inc.	193	5
New York Times Co. Class A	190	5
Cooper Tire & Rubber Co.	145	5
* Stoneridge Inc.	208	5
		2,260
Consumer Staples (3.1%)
Walgreens Boots Alliance Inc.	749	52
Ingredion Inc.	343	45
Nu Skin Enterprises Inc. Class A	484	34
* United Natural Foods Inc.	696	30
* Diplomat Pharmacy Inc.	1,255	26
* US Foods Holding Corp.	410	14
Tyson Foods Inc. Class A	153	11
* Pilgrim's Pride Corp.	443	11
Sanderson Farms Inc.	89	11
* Performance Food Group Co.	355	11
Lamb Weston Holdings Inc.	191	10
Casey's General Stores Inc.	86	10
* USANA Health Sciences Inc.	122	9
Medifast Inc.	142	9
Flowers Foods Inc.	428	9
* Boston Beer Co. Inc. Class A	53	9
Weis Markets Inc.	214	8
* Sprouts Farmers Market Inc.	308	8
Calavo Growers Inc.	82	7
* Cal-Maine Foods Inc.	162	7
J&J Snack Foods Corp.	45	6
John B Sanfilippo & Son Inc.	90	5
Tootsie Roll Industries Inc.	137	4
		346
Energy (6.3%)
Marathon Petroleum Corp.	1,752	112
Valero Energy Corp.	1,189	108
Chevron Corp.	947	106
ConocoPhillips	1,930	105
Exxon Mobil Corp.	1,115	84
* Matrix Service Co.	3,875	55

Marathon Oil Corp.	2,466	36
Murphy Oil Corp.	507	13
HollyFrontier Corp.	283	12
Arch Coal Inc. Class A	125	12
* W&T Offshore Inc.	2,669	10
* WildHorse Resource Development Corp.	595	10
CVR Energy Inc.	294	9
* REX American Resources Corp.	102	8
Delek US Holdings Inc.	193	7
PBF Energy Inc. Class A	213	6
* Abraxas Petroleum Corp.	2,602	6
* Exterran Corp.	189	5
		704
Financial Services (23.7%)
State Street Corp.	1,154	122
Aflac Inc.	1,303	116
Allstate Corp.	1,088	100
PNC Financial Services Group Inc.	604	95
JPMorgan Chase & Co.	788	91
Progressive Corp.	1,206	69
Bank of New York Mellon Corp.	1,083	62
Umpqua Holdings Corp.	2,696	57
BlackRock Inc.	103	57
BB&T Corp.	1,031	56
* TriState Capital Holdings Inc.	2,213	49
Fidelity National Information Services Inc.	480	47
* Essent Group Ltd.	988	45
M&T Bank Corp.	232	44
MetLife Inc.	921	43
Hanover Insurance Group Inc.	374	40
Torchmark Corp.	472	40
Principal Financial Group Inc.	628	39
T. Rowe Price Group Inc.	348	39
Regions Financial Corp.	1,977	38
FNF Group	960	38
Discover Financial Services	481	38
First American Financial Corp.	651	38
Ameriprise Financial Inc.	241	38
Affiliated Managers Group Inc.	199	38
Comerica Inc.	385	37
Fifth Third Bancorp	1,132	37
Lincoln National Corp.	490	37
Reinsurance Group of America Inc. Class A	241	37
Enterprise Financial Services Corp.	775	36
Citizens Financial Group Inc.	825	36
CNA Financial Corp.	699	36
Travelers Cos. Inc.	247	34
TCF Financial Corp.	1,382	31
Ally Financial Inc.	685	19
Legg Mason Inc.	456	18
Unum Group	353	18
* E*TRADE Financial Corp.	344	18
Invesco Ltd.	520	17
Zions Bancorporation	307	17
Total System Services Inc.	188	16
KeyCorp	778	16
Huntington Bancshares Inc.	1,032	16

SEI Investments Co.	219	16
Synovus Financial Corp.	322	16
Northern Trust Corp.	149	16
First Citizens BancShares Inc. Class A	37	15
CNO Financial Group Inc.	667	15
Raymond James Financial Inc.	157	15
Loews Corp.	292	14
LPL Financial Holdings Inc.	216	14
Brown & Brown Inc.	255	13
Dun & Bradstreet Corp.	103	13
BOK Financial Corp.	134	13
CIT Group Inc.	223	12
Broadridge Financial Solutions Inc.	116	12
Nelnet Inc. Class A	210	12
* Western Alliance Bancorp	197	11
Lazard Ltd. Class A	205	11
TD Ameritrade Holding Corp.	190	11
Assurant Inc.	126	11
Jack Henry & Associates Inc.	91	11
S&T Bancorp Inc.	259	10
* BofI Holding Inc.	273	10
* HomeStreet Inc.	352	10
Waddell & Reed Financial Inc. Class A	501	10
Wintrust Financial Corp.	118	10
Bank of NT Butterfield & Son Ltd.	214	10
National Western Life Group Inc. Class A	32	10
* CBRE Group Inc. Class A	208	10
Morningstar Inc.	103	10
* Encore Capital Group Inc.	223	10
TrustCo Bank Corp. NY	1,111	9
* PennyMac Financial Services Inc. Class A	403	9
Washington Federal Inc.	270	9
BancorpSouth Bank	294	9
Bank of Hawaii Corp.	111	9
Banco Latinoamericano de Comercio Exterior SA	324	9
CorEnergy Infrastructure Trust Inc.	251	9
1st Source Corp.	181	9
Opus Bank	318	9
Selective Insurance Group Inc.	156	9
* Green Bancorp Inc.	405	9
International Bancshares Corp.	225	9
Provident Financial Services Inc.	346	9
Preferred Bank	138	9
FirstCash Inc.	116	9
Federated Investors Inc. Class B	262	9
Cathay General Bancorp	203	8
Lakeland Bancorp Inc.	428	8
American Financial Group Inc.	72	8
ConnectOne Bancorp Inc.	280	8
Great Western Bancorp Inc.	197	8
Hartford Financial Services Group Inc.	150	8
WesBanco Inc.	192	8
Kinsale Capital Group Inc.	156	8
TriCo Bancshares	204	8
Houlihan Lokey Inc. Class A	164	8
Meridian Bancorp Inc.	372	7
Heartland Financial USA Inc.	133	7

Trustmark Corp.	227	7
Park National Corp.	70	7
Lakeland Financial Corp.	154	7
First Financial Bancorp	255	7
Dime Community Bancshares Inc.	380	7
* Third Point Reinsurance Ltd.	491	7
BancFirst Corp.	127	7
First Bancorp	194	7
Horace Mann Educators Corp.	156	6
Hope Bancorp Inc.	344	6
Capitol Federal Financial Inc.	492	6
Hanmi Financial Corp.	199	6
Fulton Financial Corp.	326	6
Independent Bank Corp.	85	6
Guaranty Bancorp	213	6
WSFS Financial Corp.	121	6
Evercore Inc. Class A	60	6
Safety Insurance Group Inc.	77	5
Xenia Hotels & Resorts Inc.	277	5
United Financial Bancorp Inc.	345	5
American Equity Investment Life Holding Co.	173	5
Pebblebrook Hotel Trust	141	5
LegacyTexas Financial Group Inc.	114	5
* Flagstar Bancorp Inc.	134	5
Cohen & Steers Inc.	118	5
Heritage Financial Corp.	158	5
* FB Financial Corp.	117	5
Oritani Financial Corp.	295	5
Beneficial Bancorp Inc.	300	4
AMERISAFE Inc.	80	4
		2,677
Health Care (10.0%)
Cigna Corp.	752	147
* Express Scripts Holding Co.	1,693	128
Humana Inc.	408	111
UnitedHealth Group Inc.	424	96
Anthem Inc.	275	65
* Intuitive Surgical Inc.	118	50
Pfizer Inc.	1,190	43
* Centene Corp.	405	41
* Illumina Inc.	179	41
Gilead Sciences Inc.	500	39
* WellCare Health Plans Inc.	199	39
* United Therapeutics Corp.	289	34
* Triple-S Management Corp. Class B	1,249	30
* Myriad Genetics Inc.	928	30
* MiMedx Group Inc.	3,695	26
* Cerner Corp.	214	14
Chemed Corp.	52	14
* Align Technology Inc.	46	12
STERIS plc	131	12
* Globus Medical Inc.	217	10
Patterson Cos. Inc.	315	10
* Integer Holdings Corp.	181	9
* Laboratory Corp. of America Holdings	51	9
* Haemonetics Corp.	124	9
* Lantheus Holdings Inc.	571	9

* AngioDynamics Inc.	534	9
* Providence Service Corp.	133	9
* Innoviva Inc.	544	8
* AMN Healthcare Services Inc.	144	8
CONMED Corp.	122	7
* PDL BioPharma Inc.	3,033	7
* Inogen Inc.	60	7
* Select Medical Holdings Corp.	398	7
* Medpace Holdings Inc.	205	7
Meridian Bioscience Inc.	421	6
Luminex Corp.	277	5
Abaxis Inc.	81	5
* Cutera Inc.	114	5
* LHC Group Inc.	75	5
* Corcept Therapeutics Inc.	293	5
* Anika Therapeutics Inc.	81	4
		1,132
Materials & Processing (4.9%)
Air Products & Chemicals Inc.	637	102
Louisiana-Pacific Corp.	1,377	39
Westlake Chemical Corp.	353	38
Owens Corning	439	36
Rayonier Advanced Materials Inc.	1,664	34
Packaging Corp. of America	134	16
Reliance Steel & Aluminum Co.	168	15
Newmont Mining Corp.	345	13
Olin Corp.	390	13
WestRock Co.	189	12
* AdvanSix Inc.	298	12
Graphic Packaging Holding Co.	804	12
Materion Corp.	236	12
Domtar Corp.	241	11
Greif Inc. Class A	183	11
PolyOne Corp.	246	10
Interface Inc. Class A	403	10
* Continental Building Products Inc.	351	10
Huntsman Corp.	295	9
Boise Cascade Co.	234	9
NN Inc.	361	9
Cabot Microelectronics Corp.	84	9
Simpson Manufacturing Co. Inc.	153	8
Watsco Inc.	50	8
Comfort Systems USA Inc.	191	8
* BMC Stock Holdings Inc.	409	8
Stepan Co.	88	7
Caesarstone Ltd.	306	7
Schnitzer Steel Industries Inc.	193	7
Mueller Water Products Inc. Class A	580	6
* GMS Inc.	204	6
* GCP Applied Technologies Inc.	196	6
Chase Corp.	57	6
Kronos Worldwide Inc.	276	6
* RBC Bearings Inc.	49	6
Carpenter Technology Corp.	115	6
Kaiser Aluminum Corp.	55	6
Commercial Metals Co.	209	5

Gold Resource Corp.	1,069	4
		552
Producer Durables (13.0%)
Cummins Inc.	600	101
IDEX Corp.	495	68
Hyster-Yale Materials Handling Inc.	911	65
FedEx Corp.	243	60
Boeing Co.	152	55
Xylem Inc.	699	52
Raytheon Co.	222	48
EMCOR Group Inc.	630	48
RPX Corp.	4,748	48
Crane Co.	423	39
ManpowerGroup Inc.	296	35
* Covenant Transportation Group Inc. Class A	1,169	30
Werner Enterprises Inc.	789	29
Dover Corp.	170	17
* JetBlue Airways Corp.	807	17
Pentair plc	241	17
Stanley Black & Decker Inc.	102	16
Copa Holdings SA Class A	115	16
Ryder System Inc.	215	16
Old Dominion Freight Line Inc.	111	15
Robert Half International Inc.	266	15
Textron Inc.	247	15
MAXIMUS Inc.	211	14
Deluxe Corp.	191	14
Huntington Ingalls Industries Inc.	48	13
Air Lease Corp. Class A	286	12
Allison Transmission Holdings Inc.	301	12
McGrath RentCorp	228	12
PACCAR Inc.	160	11
Kelly Services Inc. Class A	388	11
Convergys Corp.	484	11
* TriNet Group Inc.	233	11
UniFirst Corp.	70	11
* ICF International Inc.	188	11
Marten Transport Ltd.	491	11
Herman Miller Inc.	290	10
* Sykes Enterprises Inc.	358	10
Trinity Industries Inc.	315	10
Korn/Ferry International	244	10
FLIR Systems Inc.	204	10
SkyWest Inc.	181	10
* Trimble Inc.	261	10
Hillenbrand Inc.	223	10
Primoris Services Corp.	391	10
* Darling Ingredients Inc.	532	10
Carlisle Cos. Inc.	93	10
Briggs & Stratton Corp.	424	9
* Dycom Industries Inc.	87	9
JB Hunt Transport Services Inc.	80	9
Steelcase Inc. Class A	691	9
* FTI Consulting Inc.	190	9
Kansas City Southern	87	9
Rollins Inc.	178	9
Quad/Graphics Inc.	339	9

Insperity Inc.	137	9
Landstar System Inc.	82	9
Curtiss-Wright Corp.	66	9
* CoStar Group Inc.	26	9
* SP Plus Corp.	246	9
* Casella Waste Systems Inc. Class A	348	9
* Control4 Corp.	363	9
Graco Inc.	196	9
* Saia Inc.	119	9
* Rush Enterprises Inc. Class A	201	9
Knoll Inc.	399	8
Littelfuse Inc.	40	8
* On Assignment Inc.	107	8
Granite Construction Inc.	141	8
* Copart Inc.	172	8
Republic Services Inc. Class A	119	8
* ExlService Holdings Inc.	139	8
National Instruments Corp.	156	8
AMETEK Inc.	104	8
Snap-on Inc.	48	8
Forward Air Corp.	141	8
Greenbrier Cos. Inc.	146	8
* FARO Technologies Inc.	127	8
Encore Wire Corp.	143	7
* Proto Labs Inc.	68	7
Heidrick & Struggles International Inc.	277	7
AAR Corp.	169	7
Alamo Group Inc.	61	7
Teekay Corp.	884	7
HEICO Corp.	76	6
Watts Water Technologies Inc. Class A	86	6
Ship Finance International Ltd.	409	6
Badger Meter Inc.	120	6
* Generac Holdings Inc.	125	6
* Modine Manufacturing Co.	235	5
* TopBuild Corp.	77	5
Brady Corp. Class A	143	5
* TrueBlue Inc.	173	5
* TTEC Holdings Inc.	130	5
* WESCO International Inc.	74	5
Sun Hydraulics Corp.	84	4
Costamare Inc.	740	4
		1,462
Technology (15.0%)
Intuit Inc.	700	117
Hewlett Packard Enterprise Co.	6,233	116
HP Inc.	4,693	110
Texas Instruments Inc.	1,000	108
* Adobe Systems Inc.	302	63
Avnet Inc.	1,304	56
Comtech Telecommunications Corp.	2,341	52
Activision Blizzard Inc.	633	46
* Dell Technologies Inc. Class V	606	45
Amdocs Ltd.	635	42
* salesforce.com Inc.	356	41
Apple Inc.	220	39
Cognizant Technology Solutions Corp. Class A	474	39

* Alphabet Inc. Class A	33	36
ManTech International Corp. Class A	613	35
* Facebook Inc. Class A	187	33
* Xcerra Corp.	3,267	33
Broadcom Ltd.	132	32
* Diodes Inc.	1,055	32
* FormFactor Inc.	2,377	31
Cohu Inc.	1,497	30
* ON Semiconductor Corp.	865	21
* VMware Inc. Class A	157	21
Teradyne Inc.	405	18
Jabil Inc.	649	18
Harris Corp.	107	17
DXC Technology Co.	143	15
Entegris Inc.	431	14
* Red Hat Inc.	97	14
* Synopsys Inc.	159	13
* ANSYS Inc.	82	13
* Qorvo Inc.	158	13
* EPAM Systems Inc.	108	12
* Cree Inc.	312	12
Blackbaud Inc.	113	12
Vishay Intertechnology Inc.	629	12
* IPG Photonics Corp.	46	11
* Silicon Laboratories Inc.	120	11
* ePlus Inc.	142	11
* Cadence Design Systems Inc.	266	10
Dolby Laboratories Inc. Class A	154	10
* Amkor Technology Inc.	974	10
* VeriSign Inc.	83	10
Cypress Semiconductor Corp.	548	10
* Perficient Inc.	491	10
* Blucora Inc.	410	10
* F5 Networks Inc.	64	9
* Syntel Inc.	343	9
* Apptio Inc. Class A	313	9
* Yelp Inc. Class A	207	9
Progress Software Corp.	190	9
* EchoStar Corp. Class A	152	9
* Qualys Inc.	118	9
Juniper Networks Inc.	336	9
* CACI International Inc. Class A	57	8
* Appfolio Inc.	208	8
* RingCentral Inc. Class A	130	8
* Glu Mobile Inc.	2,170	8
* TTM Technologies Inc.	494	8
* Virtusa Corp.	167	8
* Tableau Software Inc. Class A	97	8
* LivePerson Inc.	542	8
* New Relic Inc.	105	7
* CommerceHub Inc.	389	7
* Inovalon Holdings Inc. Class A	614	7
* Cray Inc.	325	7
* CalAmp Corp.	291	7
* Hortonworks Inc.	366	7
* Axcelis Technologies Inc.	257	6
* Limelight Networks Inc.	1,481	6

* Pure Storage Inc. Class A		256	6
* Rudolph Technologies Inc.		205	5
* NetScout Systems Inc.		199	5
* Rogers Corp.		38	5
* Zynga Inc. Class A		1,463	5
* Workiva Inc.		213	5
* NETGEAR Inc.		78	4
* Ribbon Communications Inc.		671	4
			1,693
Utilities (0.8%)
Hawaiian Electric Industries Inc.		515	17
ALLETE Inc.		157	11
* Boingo Wireless Inc.		360	9
MDU Resources Group Inc.		332	9
Portland General Electric Co.		219	9
Eversource Energy		146	8
* Vonage Holdings Corp.		784	8
Telephone & Data Systems Inc.		272	7
* United States Cellular Corp.		146	6
American States Water Co.		99	5
* Iridium Communications Inc.		396	5
			94
Total Common Stocks (Cost $11,049)			10,920
	Coupon
Temporary Cash Investment (9.4%)1
Money Market Fund (9.4%)
2 Vanguard Market Liquidity Fund
(Cost $1,059)	1.601%	10,591	1,059
Total Investments (106.2%) (Cost $12,108)			11,979
Other Assets and Liabilities-Net (-6.2%)3			(701)
Net Assets (100%)			11,278

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 7.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $9,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	1	136	(2)
E-mini Russell 2000 Index	March 2018	1	76	(1)
				(3))

U.S. Multifactor Fund Admiral Shares

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At February 28, 2018, the cost of investment securities for tax purposes was $12,108,000. Net unrealized depreciation of investment securities for tax purposes was $129,000, consisting of unrealized gains of $111,000 on securities that had risen in value since their purchase and $240,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (16.6%)
	Ford Motor Co.	4,920	52
	General Motors Co.	1,268	50
	Carnival Corp.	613	41
	Target Corp.	455	34
	Comcast Corp. Class A	833	30
	Walt Disney Co.	216	22
	Macy's Inc.	576	17
*	Discovery Communications Inc. Class A	620	15
	Signet Jewelers Ltd.	288	15
	H&R Block Inc.	558	14
	Adient plc	226	14
	Bed Bath & Beyond Inc.	654	14
	Viacom Inc. Class B	411	14
	Kohl's Corp.	203	13
	Foot Locker Inc.	287	13
	Goodyear Tire & Rubber Co.	454	13
*	Michaels Cos. Inc.	568	13
	Newell Brands Inc.	507	13
	TEGNA Inc.	1,007	13
	Toll Brothers Inc.	293	13
	L Brands Inc.	254	13
	Penske Automotive Group Inc.	258	12
*	AutoNation Inc.	234	12
	PulteGroup Inc.	390	11
	Lear Corp.	57	11
*	Norwegian Cruise Line Holdings Ltd.	181	10
	AMERCO	29	10
	Whirlpool Corp.	61	10
	Nielsen Holdings plc	290	9
	Dillard's Inc. Class A	116	9
*	JC Penney Co. Inc.	2,171	9
	Ralph Lauren Corp. Class A	88	9
*	Liberty Media Corp-Liberty SiriusXM C	223	9
*	AutoZone Inc.	14	9
	Travelport Worldwide Ltd.	651	9
*	DISH Network Corp. Class A	212	9
	Big 5 Sporting Goods Corp.	1,414	9
	Tailored Brands Inc.	368	9
	Aaron's Inc.	183	8
*	MSG Networks Inc.	344	8
*	Eastman Kodak Co.	1,525	8
*	William Lyon Homes Class A	316	8
	Brinker International Inc.	232	8
	GameStop Corp. Class A	508	8
	BorgWarner Inc.	162	8
*	Sally Beauty Holdings Inc.	467	8
	Cato Corp. Class A	679	8
	Marcus Corp.	285	8
*	El Pollo Loco Holdings Inc.	789	8

Dick's Sporting Goods Inc.	239	8
Sonic Automotive Inc. Class A	390	8
Pier 1 Imports Inc.	2,465	8
Finish Line Inc. Class A	718	8
Dana Inc.	284	8
Graham Holdings Co. Class B	13	8
* Hibbett Sports Inc.	290	7
* Express Inc.	1,032	7
Williams-Sonoma Inc.	142	7
* Genesco Inc.	186	7
* American Axle & Manufacturing Holdings Inc.	494	7
DSW Inc. Class A	369	7
Royal Caribbean Cruises Ltd.	57	7
AMC Entertainment Holdings Inc. Class A	480	7
* Francesca's Holdings Corp.	1,380	7
* Laureate Education Inc. Class A	535	7
Shoe Carnival Inc.	306	7
Barnes & Noble Inc.	1,569	7
* Party City Holdco Inc.	477	7
Office Depot Inc.	2,602	7
Chico's FAS Inc.	678	7
KB Home	245	7
Gentex Corp.	298	7
* Motorcar Parts of America Inc.	330	7
* Lions Gate Entertainment Corp. Class A	237	7
International Speedway Corp. Class A	147	7
Tower International Inc.	253	7
* Zumiez Inc.	326	6
* America's Car-Mart Inc.	131	6
* Gray Television Inc.	461	6
* Drive Shack Inc.	1,259	6
Group 1 Automotive Inc.	92	6
Sinclair Broadcast Group Inc. Class A	186	6
Movado Group Inc.	200	6
* Del Taco Restaurants Inc.	488	6
* Taylor Morrison Home Corp. Class A	272	6
* Cooper-Standard Holdings Inc.	50	6
MDC Holdings Inc.	220	6
* Nautilus Inc.	512	6
Gap Inc.	192	6
Cinemark Holdings Inc.	140	6
Cooper Tire & Rubber Co.	190	6
Gannett Co. Inc.	593	6
* Conn's Inc.	181	6
Citi Trends Inc.	261	6
Meredith Corp.	100	6
* Liberty Interactive Corp. QVC Group Class A	197	6
Ethan Allen Interiors Inc.	237	6
Sonic Corp.	223	6
* Asbury Automotive Group Inc.	85	6
* Liberty Expedia Holdings Inc. Class A	142	6
Buckle Inc.	263	6
Extended Stay America Inc.	269	5
Caleres Inc.	192	5
* Iconix Brand Group Inc.	3,837	5
* Bojangles' Inc.	407	5
Superior Industries International Inc.	366	5

National CineMedia Inc.	696	5
EW Scripps Co. Class A	379	5
Tenneco Inc.	99	5
Matthews International Corp. Class A	99	5
Rent-A-Center Inc.	673	5
* Bridgepoint Education Inc. Class A	741	5
PVH Corp.	34	5
Carriage Services Inc. Class A	179	5
* RH	57	5
* Liberty Ventures Class A	90	5
CBS Corp. Class B	90	5
* Liberty TripAdvisor Holdings Inc. Class A	448	5
Best Buy Co. Inc.	64	5
American Eagle Outfitters Inc.	237	5
* American Outdoor Brands Corp.	495	4
* Vera Bradley Inc.	430	4
* Red Robin Gourmet Burgers Inc.	80	4
La-Z-Boy Inc.	139	4
New Media Investment Group Inc.	247	4
* Hyatt Hotels Corp. Class A	55	4
* Regis Corp.	260	4
* Avis Budget Group Inc.	90	4
Jack in the Box Inc.	45	4
* Barnes & Noble Education Inc.	555	4
Nexstar Media Group Inc. Class A	55	4
Abercrombie & Fitch Co.	190	4
* Murphy USA Inc.	52	4
* Del Frisco's Restaurant Group Inc.	233	4
Entravision Communications Corp. Class A	600	4
* AMC Networks Inc. Class A	72	4
* Beazer Homes USA Inc.	240	4
National Presto Industries Inc.	41	4
* Gentherm Inc.	120	4
* Habit Restaurants Inc. Class A	427	4
Hooker Furniture Corp.	98	4
* Vitamin Shoppe Inc.	974	4
Standard Motor Products Inc.	78	4
Winnebago Industries Inc.	83	4
Big Lots Inc.	64	4
* Sportsman's Warehouse Holdings Inc.	733	4
* Stoneridge Inc.	162	4
* Meritage Homes Corp.	82	3
* TRI Pointe Group Inc.	225	3
* ZAGG Inc.	229	3
* Meritor Inc.	139	3
* M/I Homes Inc.	117	3
* Hertz Global Holdings Inc.	184	3
Sturm Ruger & Co. Inc.	76	3
		1,259
Consumer Staples (3.3%)
CVS Health Corp.	674	46
Walgreens Boots Alliance Inc.	594	41
Mondelez International Inc. Class A	316	14
Molson Coors Brewing Co. Class B	179	14
* Post Holdings Inc.	168	13
Tyson Foods Inc. Class A	160	12
Archer-Daniels-Midland Co.	264	11

Kroger Co.	316	8
* Pilgrim's Pride Corp.	329	8
Ingles Markets Inc. Class A	247	8
JM Smucker Co.	60	7
Weis Markets Inc.	192	7
Dean Foods Co.	802	7
SUPERVALU Inc.	480	7
Fresh Del Monte Produce Inc.	143	7
Sanderson Farms Inc.	49	6
* United Natural Foods Inc.	139	6
* Smart & Final Stores Inc.	821	6
* US Foods Holding Corp.	175	6
Bunge Ltd.	68	5
* GNC Holdings Inc. Class A	932	4
Tootsie Roll Industries Inc.	108	4
Universal Corp.	73	3
SpartanNash Co.	183	3
		253
Energy (8.4%)
Marathon Petroleum Corp.	708	45
Valero Energy Corp.	498	45
Exxon Mobil Corp.	463	35
Chevron Corp.	289	32
Kinder Morgan Inc.	1,276	21
Phillips 66	182	16
ConocoPhillips	274	15
Range Resources Corp.	1,075	14
* Antero Resources Corp.	734	14
CNX Resources Corp.	784	13
* Parsley Energy Inc. Class A	475	12
HollyFrontier Corp.	269	12
Andeavor	123	11
Devon Energy Corp.	358	11
* RSP Permian Inc.	279	11
* Sunrun Inc.	1,536	10
* PDC Energy Inc.	194	10
* Chesapeake Energy Corp.	3,585	10
* Newfield Exploration Co.	425	10
* Gulfport Energy Corp.	941	9
Murphy Oil Corp.	360	9
* W&T Offshore Inc.	2,314	9
* Pacific Ethanol Inc.	2,193	9
* Energy XXI Gulf Coast Inc.	1,632	9
* Resolute Energy Corp.	253	8
* WildHorse Resource Development Corp.	463	8
* Diamondback Energy Inc.	63	8
Arch Coal Inc. Class A	82	8
PBF Energy Inc. Class A	264	8
* Southwestern Energy Co.	2,142	8
* Callon Petroleum Co.	723	8
* SandRidge Energy Inc.	508	7
* Unit Corp.	367	7
* REX American Resources Corp.	86	7
* Penn Virginia Corp.	178	7
* Flotek Industries Inc.	1,092	7
Delek US Holdings Inc.	189	6
* Sanchez Energy Corp.	2,175	6

* SRC Energy Inc.	710	6
* Bonanza Creek Energy Inc.	221	6
* Energen Corp.	113	6
* Oasis Petroleum Inc.	781	6
* Whiting Petroleum Corp.	225	6
* Par Pacific Holdings Inc.	358	6
* QEP Resources Inc.	665	6
* Stone Energy Corp.	181	5
* Renewable Energy Group Inc.	493	5
World Fuel Services Corp.	237	5
Archrock Inc.	563	5
* Laredo Petroleum Inc.	637	5
* Matrix Service Co.	363	5
* Abraxas Petroleum Corp.	2,264	5
* Diamond Offshore Drilling Inc.	327	5
Apache Corp.	135	5
* Rowan Cos. plc Class A	351	4
* Halcon Resources Corp.	679	4
* SunPower Corp. Class A	574	4
* SunCoke Energy Inc.	371	4
* EP Energy Corp. Class A	2,573	4
* Newpark Resources Inc.	463	4
* Carrizo Oil & Gas Inc.	270	4
Oceaneering International Inc.	205	4
* McDermott International Inc.	492	4
* Basic Energy Services Inc.	220	4
* Exterran Corp.	136	4
CVR Energy Inc.	114	3
Ensco plc Class A	749	3
* Cloud Peak Energy Inc.	865	3
		635
Financial Services (28.6%)
Capital One Financial Corp.	488	48
MetLife Inc.	1,005	46
Prudential Financial Inc.	421	45
Citigroup Inc.	548	41
Goldman Sachs Group Inc.	157	41
Morgan Stanley	730	41
American International Group Inc.	700	40
Synchrony Financial	1,067	39
Bank of America Corp.	1,204	39
Aflac Inc.	433	38
Allstate Corp.	417	38
Wells Fargo & Co.	605	35
JPMorgan Chase & Co.	290	33
Bank of New York Mellon Corp.	521	30
Chubb Ltd.	209	30
SunTrust Banks Inc.	424	30
Travelers Cos. Inc.	213	30
BB&T Corp.	504	27
PNC Financial Services Group Inc.	167	26
State Street Corp.	242	26
US Bancorp	431	23
Fidelity National Information Services Inc.	164	16
Ally Financial Inc.	512	14
Voya Financial Inc.	272	14
Santander Consumer USA Holdings Inc.	829	13

* Athene Holding Ltd. Class A	282	13
Legg Mason Inc.	333	13
Lincoln National Corp.	173	13
Popular Inc.	313	13
Navient Corp.	1,008	13
CNO Financial Group Inc.	560	13
Unum Group	247	13
Assured Guaranty Ltd.	360	12
CIT Group Inc.	232	12
Axis Capital Holdings Ltd.	248	12
Reinsurance Group of America Inc. Class A	79	12
XL Group Ltd.	287	12
Old Republic International Corp.	602	12
FNB Corp.	858	12
Assurant Inc.	139	12
Everest Re Group Ltd.	49	12
Radian Group Inc.	555	11
Stifel Financial Corp.	176	11
Citizens Financial Group Inc.	258	11
Principal Financial Group Inc.	178	11
Loews Corp.	224	11
IBERIABANK Corp.	136	11
Medical Properties Trust Inc.	895	11
CNA Financial Corp.	213	11
VEREIT Inc.	1,579	11
Hartford Financial Services Group Inc.	203	11
RenaissanceRe Holdings Ltd.	83	11
Pinnacle Financial Partners Inc.	163	10
United Bankshares Inc.	295	10
Realogy Holdings Corp.	407	10
* First Data Corp. Class A	665	10
* MGIC Investment Corp.	747	10
Invesco Ltd.	313	10
KeyCorp	479	10
* Enstar Group Ltd.	51	10
Discover Financial Services	127	10
BankUnited Inc.	248	10
Regions Financial Corp.	510	10
Associated Banc-Corp	399	10
Franklin Resources Inc.	249	10
Leucadia National Corp.	400	10
MB Financial Inc.	225	9
Hanover Insurance Group Inc.	85	9
First American Financial Corp.	156	9
Zions Bancorporation	163	9
People's United Financial Inc.	466	9
Fifth Third Bancorp	267	9
Dun & Bradstreet Corp.	70	9
New York Community Bancorp Inc.	634	9
Chemical Financial Corp.	156	9
Huntington Bancshares Inc.	547	9
* Cowen Inc. Class A	588	8
Hancock Holding Co.	163	8
* SLM Corp.	764	8
First Hawaiian Inc.	299	8
Nelnet Inc. Class A	149	8
PacWest Bancorp	157	8

Umpqua Holdings Corp.	378	8
* Arch Capital Group Ltd.	90	8
Omega Healthcare Investors Inc.	311	8
National General Holdings Corp.	343	8
* Ambac Financial Group Inc.	515	8
Sterling Bancorp	334	8
* MoneyGram International Inc.	718	8
American Financial Group Inc.	68	8
FNF Group	190	8
Prosperity Bancshares Inc.	101	8
Torchmark Corp.	88	7
GAIN Capital Holdings Inc.	1,054	7
Bank of the Ozarks	149	7
Arlington Asset Investment Corp. Class A	683	7
First Citizens BancShares Inc. Class A	18	7
CBL & Associates Properties Inc.	1,580	7
* iStar Inc.	709	7
* Essent Group Ltd.	158	7
* Third Point Reinsurance Ltd.	505	7
Affiliated Managers Group Inc.	37	7
* PennyMac Financial Services Inc. Class A	298	7
CoreCivic Inc.	331	7
Aspen Insurance Holdings Ltd.	189	7
Wintrust Financial Corp.	81	7
OFG Bancorp	633	7
American Equity Investment Life Holding Co.	222	7
BOK Financial Corp.	71	7
* Alleghany Corp.	11	7
First Horizon National Corp.	350	7
GEO Group Inc.	312	7
Jernigan Capital Inc.	389	7
Raymond James Financial Inc.	70	6
Maiden Holdings Ltd.	1,078	6
Banco Latinoamericano de Comercio Exterior SA	232	6
* Greenlight Capital Re Ltd. Class A	393	6
* Signature Bank	44	6
* First BanCorp (New York Shares)	1,057	6
Heritage Insurance Holdings Inc.	382	6
National Western Life Group Inc. Class A	20	6
Federal Agricultural Mortgage Corp.	80	6
* HRG Group Inc.	384	6
* Quality Care Properties Inc.	487	6
HCI Group Inc.	174	6
* Customers Bancorp Inc.	205	6
Investors Bancorp Inc.	445	6
* HomeStreet Inc.	208	6
* Encore Capital Group Inc.	139	6
Comerica Inc.	61	6
Hope Bancorp Inc.	325	6
Home BancShares Inc.	253	6
Synovus Financial Corp.	117	6
Hilltop Holdings Inc.	236	6
M&T Bank Corp.	30	6
Dime Community Bancshares Inc.	307	5
* Franklin Financial Network Inc.	177	5
Sabra Health Care REIT Inc.	322	5
* Flagstar Bancorp Inc.	154	5

EPR Properties	93	5
* EZCORP Inc. Class A	411	5
United Financial Bancorp Inc.	341	5
Global Net Lease Inc.	335	5
First Interstate BancSystem Inc. Class A	132	5
TCF Financial Corp.	233	5
Argo Group International Holdings Ltd.	89	5
Virtus Investment Partners Inc.	42	5
Piper Jaffray Cos.	61	5
Opus Bank	180	5
Stewart Information Services Corp.	124	5
Apple Hospitality REIT Inc.	292	5
Great Western Bancorp Inc.	121	5
Willis Towers Watson plc	31	5
Park Hotels & Resorts Inc.	188	5
Waddell & Reed Financial Inc. Class A	242	5
NorthStar Realty Europe Corp.	466	5
* On Deck Capital Inc.	904	5
United Insurance Holdings Corp.	238	5
Old National Bancorp	273	5
UMB Financial Corp.	63	5
Ameriprise Financial Inc.	29	4
Berkshire Hills Bancorp Inc.	123	4
Walker & Dunlop Inc.	92	4
First Midwest Bancorp Inc.	183	4
ConnectOne Bancorp Inc.	152	4
Provident Financial Services Inc.	175	4
* World Acceptance Corp.	40	4
Fulton Financial Corp.	228	4
WesBanco Inc.	100	4
Horace Mann Educators Corp.	100	4
Navigators Group Inc.	76	4
S&T Bancorp Inc.	102	4
United Fire Group Inc.	90	4
Valley National Bancorp	320	4
InfraREIT Inc.	213	4
* Pacific Premier Bancorp Inc.	94	4
* Enova International Inc.	179	4
* Green Bancorp Inc.	180	4
* Seacoast Banking Corp. of Florida	149	4
Fidelity Southern Corp.	173	4
Oritani Financial Corp.	249	4
Mercury General Corp.	85	4
Renasant Corp.	92	4
Sandy Spring Bancorp Inc.	99	4
Univest Corp. of Pennsylvania	140	4
Banner Corp.	69	4
Independent Bank Group Inc.	54	4
Heartland Financial USA Inc.	71	4
Washington Federal Inc.	109	4
United Community Banks Inc.	121	4
South State Corp.	43	4
Houlihan Lokey Inc. Class A	80	4
* Bancorp Inc.	351	4
TriCo Bancshares	99	4
* Veritex Holdings Inc.	133	4
Universal Insurance Holdings Inc.	126	4

Trustmark Corp.	118	4
First Busey Corp.	124	4
OceanFirst Financial Corp.	142	4
First Commonwealth Financial Corp.	263	4
WSFS Financial Corp.	77	4
Hanmi Financial Corp.	120	4
CorEnergy Infrastructure Trust Inc.	102	4
Enterprise Financial Services Corp.	78	4
BancorpSouth Bank	116	4
1st Source Corp.	74	4
* Cardtronics plc Class A	163	4
First Merchants Corp.	88	4
First Bancorp	105	4
International Bancshares Corp.	94	4
TrustCo Bank Corp. NY	427	4
State Bank Financial Corp.	125	4
Bryn Mawr Bank Corp.	83	4
Cathay General Bancorp	88	4
Northwest Bancshares Inc.	220	4
Kemper Corp.	64	4
Boston Private Financial Holdings Inc.	247	4
LegacyTexas Financial Group Inc.	86	4
Towne Bank	126	4
Seritage Growth Properties Class A	95	4
First Financial Bancorp	132	4
Brookline Bancorp Inc.	226	4
* TriState Capital Holdings Inc.	160	4
Southside Bancshares Inc.	107	4
Capitol Federal Financial Inc.	286	4
Ashford Hospitality Prime Inc.	415	3
Safety Insurance Group Inc.	50	3
Lakeland Bancorp Inc.	186	3
NBT Bancorp Inc.	102	3
Central Pacific Financial Corp.	127	3
Employers Holdings Inc.	90	3
Select Income REIT	179	3
James River Group Holdings Ltd.	96	3
		2,169
Health Care (7.8%)
McKesson Corp.	456	68
Allergan plc	441	68
* Express Scripts Holding Co.	675	51
HCA Healthcare Inc.	473	47
Gilead Sciences Inc.	342	27
Anthem Inc.	107	25
Pfizer Inc.	661	24
Medtronic plc	260	21
Cigna Corp.	100	20
Humana Inc.	61	16
* Acadia Healthcare Co. Inc.	391	15
* Mallinckrodt plc	888	15
* Mylan NV	292	12
Universal Health Services Inc. Class B	96	11
* MEDNAX Inc.	199	11
Cardinal Health Inc.	152	10
Zimmer Biomet Holdings Inc.	86	10
* United Therapeutics Corp.	86	10

* Laboratory Corp. of America Holdings	46	8
* Triple-S Management Corp. Class B	323	8
* Premier Inc. Class A	235	8
Patterson Cos. Inc.	244	8
* LifePoint Health Inc.	165	8
* Prestige Brands Holdings Inc.	210	7
* Lannett Co. Inc.	437	7
Owens & Minor Inc.	423	7
* Hologic Inc.	178	7
* Centene Corp.	68	7
* PDL BioPharma Inc.	2,823	7
* Innoviva Inc.	418	6
* Integer Holdings Corp.	126	6
* Depomed Inc.	931	6
* Envision Healthcare Corp.	150	6
Quest Diagnostics Inc.	51	5
* Community Health Systems Inc.	893	4
* AngioDynamics Inc.	272	4
* Select Medical Holdings Corp.	220	4
* Endo International plc	609	4
* Lantheus Holdings Inc.	183	3
		591
Materials & Processing (5.7%)
LyondellBasell Industries NV Class A	259	28
Tahoe Resources Inc.	4,772	23
United States Steel Corp.	390	17
Olin Corp.	418	14
WestRock Co.	203	13
* Alcoa Corp.	276	12
Reliance Steel & Aluminum Co.	137	12
* Freeport-McMoRan Inc.	661	12
Mosaic Co.	451	12
* Owens-Illinois Inc.	547	12
Louisiana-Pacific Corp.	412	12
Eastman Chemical Co.	95	10
* Verso Corp.	540	10
* AK Steel Holding Corp.	1,751	9
International Paper Co.	148	9
* Cleveland-Cliffs Inc.	1,235	9
* Clearwater Paper Corp.	223	8
Steel Dynamics Inc.	178	8
Aceto Corp.	1,099	8
* Ryerson Holding Corp.	750	8
Owens Corning	90	7
Greif Inc. Class A	121	7
PH Glatfelter Co.	334	7
Rayonier Advanced Materials Inc.	329	7
Ball Corp.	160	6
Newmont Mining Corp.	166	6
Caesarstone Ltd.	286	6
Commercial Metals Co.	254	6
* Platform Specialty Products Corp.	585	6
Schnitzer Steel Industries Inc.	179	6
Nucor Corp.	92	6
Domtar Corp.	131	6
Westlake Chemical Corp.	53	6
Hecla Mining Co.	1,563	6

Belden Inc.	78	6
Sonoco Products Co.	118	6
Tronox Ltd. Class A	297	5
NN Inc.	226	5
Carpenter Technology Corp.	106	5
Stepan Co.	63	5
Minerals Technologies Inc.	73	5
Graphic Packaging Holding Co.	327	5
US Silica Holdings Inc.	184	5
* Veritiv Corp.	180	4
* AdvanSix Inc.	105	4
Innophos Holdings Inc.	104	4
Gold Resource Corp.	964	4
* Armstrong Flooring Inc.	276	4
Worthington Industries Inc.	86	4
Olympic Steel Inc.	168	4
Apogee Enterprises Inc.	85	4
Kronos Worldwide Inc.	169	4
Schweitzer-Mauduit International Inc.	91	4
Kaiser Aluminum Corp.	35	4
* BMC Stock Holdings Inc.	178	3
Quanex Building Products Corp.	192	3
		431
Producer Durables (10.3%)
Delta Air Lines Inc.	966	52
Johnson Controls International plc	1,074	40
Southwest Airlines Co.	631	36
Eaton Corp. plc	323	26
Norfolk Southern Corp.	139	19
FedEx Corp.	78	19
Union Pacific Corp.	116	15
* JetBlue Airways Corp.	696	15
Cummins Inc.	87	15
* United Continental Holdings Inc.	212	14
Air Lease Corp. Class A	323	14
Copa Holdings SA Class A	103	14
* AECOM	375	13
Alaska Air Group Inc.	204	13
Ryder System Inc.	157	11
* Genesee & Wyoming Inc. Class A	163	11
Quad/Graphics Inc.	371	10
American Airlines Group Inc.	180	10
* Atlas Air Worldwide Holdings Inc.	152	9
Trinity Industries Inc.	281	9
RR Donnelley & Sons Co.	1,179	9
LSC Communications Inc.	601	9
* Quanta Services Inc.	246	8
Teekay Tankers Ltd. Class A	7,356	8
Deluxe Corp.	114	8
ACCO Brands Corp.	637	8
* United Rentals Inc.	46	8
Greenbrier Cos. Inc.	155	8
PACCAR Inc.	109	8
Regal Beloit Corp.	107	8
Kelly Services Inc. Class A	258	8
Costamare Inc.	1,307	8
Convergys Corp.	322	7

ArcBest Corp.	224	7
* Engility Holdings Inc.	271	7
* Stericycle Inc.	118	7
American Railcar Industries Inc.	198	7
SkyWest Inc.	134	7
GATX Corp.	106	7
* Spirit Airlines Inc.	183	7
Triton International Ltd.	254	7
* CAI International Inc.	352	7
Aircastle Ltd.	364	7
Briggs & Stratton Corp.	308	7
* YRC Worldwide Inc.	789	7
Ship Finance International Ltd.	474	7
Hawaiian Holdings Inc.	182	7
Steelcase Inc. Class A	480	7
* Sykes Enterprises Inc.	210	6
* Covenant Transportation Group Inc. Class A	235	6
* FTI Consulting Inc.	127	6
AGCO Corp.	88	6
Teekay Corp.	761	6
* HD Supply Holdings Inc.	158	6
* Tutor Perini Corp.	237	6
* WESCO International Inc.	89	6
* Textainer Group Holdings Ltd.	327	5
Argan Inc.	133	5
Pentair plc	77	5
Scorpio Tankers Inc.	2,219	5
RPX Corp.	507	5
Kansas City Southern	49	5
Frontline Ltd.	1,293	5
AAR Corp.	116	5
* Navigant Consulting Inc.	248	5
Wabash National Corp.	216	5
* Darling Ingredients Inc.	257	5
* Hudson Technologies Inc.	740	5
* ICF International Inc.	79	5
* TrueBlue Inc.	164	4
* Electronics For Imaging Inc.	162	4
Knoll Inc.	200	4
Triumph Group Inc.	148	4
* CBIZ Inc.	229	4
Essendant Inc.	512	4
* Lydall Inc.	83	4
* SPX FLOW Inc.	81	4
* Esterline Technologies Corp.	53	4
* Titan Machinery Inc.	194	4
* KLX Inc.	57	4
Hyster-Yale Materials Handling Inc.	54	4
MTS Systems Corp.	78	4
Korn/Ferry International	91	4
Werner Enterprises Inc.	101	4
Primoris Services Corp.	151	4
Pitney Bowes Inc.	300	4
* Vectrus Inc.	135	4
* Hub Group Inc. Class A	84	4
* Modine Manufacturing Co.	159	4
GasLog Ltd.	213	4

* Rush Enterprises Inc. Class A	77	3
Matson Inc.	107	3
		778
Technology (8.5%)
* Micron Technology Inc.	1,236	60
Hewlett Packard Enterprise Co.	3,231	60
HP Inc.	2,353	55
Intel Corp.	778	38
Lam Research Corp.	110	21
* Dell Technologies Inc. Class V	207	15
Avnet Inc.	353	15
* ARRIS International plc	583	15
Jabil Inc.	525	14
International Business Machines Corp.	89	14
Western Digital Corp.	159	14
* VMware Inc. Class A	93	12
DXC Technology Co.	115	12
* Cirrus Logic Inc.	262	12
* ON Semiconductor Corp.	454	11
* Synchronoss Technologies Inc.	1,121	10
Juniper Networks Inc.	358	9
* NCR Corp.	274	9
* Unisys Corp.	796	9
* Syntel Inc.	316	8
* Meet Group Inc.	3,194	8
* Amkor Technology Inc.	817	8
* TTM Technologies Inc.	493	8
* Arrow Electronics Inc.	96	8
* Qorvo Inc.	97	8
Diebold Nixdorf Inc.	482	8
* KEMET Corp.	379	7
* Photronics Inc.	858	7
CA Inc.	184	6
* NetScout Systems Inc.	238	6
* Finisar Corp.	350	6
* Web.com Group Inc.	350	6
TiVo Corp.	417	6
* EchoStar Corp. Class A	107	6
Vishay Intertechnology Inc.	324	6
* Applied Optoelectronics Inc.	213	6
* Fabrinet	197	6
* FormFactor Inc.	444	6
* Diodes Inc.	186	6
* Tech Data Corp.	54	6
* CACI International Inc. Class A	37	6
Xperi Corp.	249	5
* Ultra Clean Holdings Inc.	277	5
Symantec Corp.	201	5
* Oclaro Inc.	735	5
ManTech International Corp. Class A	90	5
* Perficient Inc.	256	5
* Axcelis Technologies Inc.	195	5
* Anixter International Inc.	62	5
* PCM Inc.	648	5
* Sanmina Corp.	166	5
* Blucora Inc.	190	4
* Cree Inc.	112	4

* Knowles Corp.	273	4
* ePlus Inc.	51	4
Comtech Telecommunications Corp.	173	4
Methode Electronics Inc.	96	4
* Benchmark Electronics Inc.	125	4
* ScanSource Inc.	114	4
* Inovalon Holdings Inc. Class A	309	4
* Super Micro Computer Inc.	194	4
		643
Utilities (10.0%)
PG&E Corp.	1,361	56
AT&T Inc.	1,418	52
Exelon Corp.	1,376	51
* T-Mobile US Inc.	712	43
Duke Energy Corp.	567	43
American Electric Power Co. Inc.	607	40
Verizon Communications Inc.	616	29
Southern Co.	544	23
* Sprint Corp.	4,010	21
Sempra Energy	171	19
NextEra Energy Inc.	116	18
CenturyLink Inc.	861	15
AES Corp.	1,327	14
Edison International	229	14
* Vistra Energy Corp.	676	13
OGE Energy Corp.	396	12
PPL Corp.	431	12
Hawaiian Electric Industries Inc.	340	11
Avangrid Inc.	228	11
Portland General Electric Co.	272	11
Spire Inc.	154	10
Consolidated Edison Inc.	136	10
Eversource Energy	175	10
NiSource Inc.	430	10
Pinnacle West Capital Corp.	128	10
Black Hills Corp.	183	9
DTE Energy Co.	87	9
UGI Corp.	197	9
Ameren Corp.	156	9
Atmos Energy Corp.	104	8
NRG Energy Inc.	290	8
Public Service Enterprise Group Inc.	154	8
Southwest Gas Holdings Inc.	113	7
Xcel Energy Inc.	170	7
Alliant Energy Corp.	180	7
NRG Yield Inc.	443	7
Westar Energy Inc. Class A	138	7
CenterPoint Energy Inc.	246	7
Telephone & Data Systems Inc.	237	7
WEC Energy Group Inc.	105	6
* Iridium Communications Inc.	533	6
* United States Cellular Corp.	159	6
ALLETE Inc.	90	6
j2 Global Inc.	81	6
NorthWestern Corp.	117	6
PNM Resources Inc.	157	6
South Jersey Industries Inc.	206	5

IDACORP Inc.		66	5
CMS Energy Corp.		125	5
Windstream Holdings Inc.		3,305	5
Frontier Communications Corp.		735	5
MDU Resources Group Inc.		195	5
ATN International Inc.		69	4
* Cincinnati Bell Inc.		245	4
Unitil Corp.		84	4
Spark Energy Inc. Class A		377	4
El Paso Electric Co.		72	4
Northwest Natural Gas Co.		66	3
			762
Total Common Stocks (Cost $7,449)			7,521
	Coupon
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1 Vanguard Market Liquidity Fund (Cost $52)	1.601%	520	52

Total Investments (99.9%) (Cost $7,501)			7,573
Other Assets and Liabilities-Net (0.1%)			9
Net Assets (100%)			7,582

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At February 28, 2018, the cost of investment securities for tax purposes was $7,501,000. Net unrealized appreciation of investment securities for tax purposes was $72,000, consisting of

U.S. Value Factor ETF

unrealized gains of $190,000 on securities that had risen in value since their purchase and $118,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (23.9%)
	TJX Cos. Inc.	863	71
	Costco Wholesale Corp.	336	64
	Target Corp.	795	60
	NIKE Inc. Class B	889	60
	Walmart Inc.	593	53
	Starbucks Corp.	930	53
	Las Vegas Sands Corp.	697	51
*	Netflix Inc.	153	45
	Marriott International Inc. Class A	253	36
	Walt Disney Co.	334	34
*	Amazon.com Inc.	21	32
*	Chipotle Mexican Grill Inc. Class A	52	17
*	Grand Canyon Education Inc.	155	15
	Yum China Holdings Inc.	335	15
	Macy's Inc.	490	14
	Ross Stores Inc.	183	14
*	Lululemon Athletica Inc.	176	14
	Gentex Corp.	620	14
	Signet Jewelers Ltd.	278	14
	Foot Locker Inc.	303	14
	Kohl's Corp.	209	14
	Gap Inc.	433	14
	Nordstrom Inc.	264	14
	Best Buy Co. Inc.	186	13
	Texas Roadhouse Inc. Class A	243	13
*	Burlington Stores Inc.	109	13
	Williams-Sonoma Inc.	257	13
	Estee Lauder Cos. Inc. Class A	96	13
	Cracker Barrel Old Country Store Inc.	83	13
	Tractor Supply Co.	199	13
	Ralph Lauren Corp. Class A	121	13
	Bed Bath & Beyond Inc.	593	13
	Tiffany & Co.	124	13
	Domino's Pizza Inc.	56	12
	Columbia Sportswear Co.	162	12
*	TripAdvisor Inc.	305	12
	Polaris Industries Inc.	106	12
	Dollar General Corp.	127	12
	L Brands Inc.	235	12
	VF Corp.	152	11
	Genuine Parts Co.	119	11
	Thor Industries Inc.	83	11
	Darden Restaurants Inc.	115	11
*	Etsy Inc.	415	11
	Dillard's Inc. Class A	128	10
*	Michaels Cos. Inc.	449	10
	Expedia Inc.	97	10
*	Ulta Beauty Inc.	50	10
*	Quotient Technology Inc.	722	10

* Instructure Inc.	214	9
American Eagle Outfitters Inc.	478	9
* Hibbett Sports Inc.	355	9
* Potbelly Corp.	710	9
Chico's FAS Inc.	902	9
Ruth's Hospitality Group Inc.	368	9
Aaron's Inc.	194	9
La-Z-Boy Inc.	292	9
* Shutterstock Inc.	178	9
* Urban Outfitters Inc.	253	9
* Michael Kors Holdings Ltd.	140	9
Oxford Industries Inc.	110	9
DSW Inc. Class A	444	9
* HealthStream Inc.	360	9
John Wiley & Sons Inc. Class A	134	9
Shoe Carnival Inc.	366	9
* NVR Inc.	3	9
H&R Block Inc.	334	8
Finish Line Inc. Class A	794	8
* Vera Bradley Inc.	838	8
* Sleep Number Corp.	244	8
Children's Place Inc.	59	8
Buckle Inc.	398	8
* Genesco Inc.	210	8
* Zumiez Inc.	418	8
Citi Trends Inc.	371	8
Wynn Resorts Ltd.	49	8
Ethan Allen Interiors Inc.	345	8
* Dorman Products Inc.	118	8
BJ's Restaurants Inc.	187	8
* Chuy's Holdings Inc.	299	8
* Francesca's Holdings Corp.	1,540	8
Cato Corp. Class A	706	8
Cheesecake Factory Inc.	171	8
* Fossil Group Inc.	592	8
Advance Auto Parts Inc.	69	8
Abercrombie & Fitch Co.	381	8
Johnson Outdoors Inc. Class A	126	8
Carter's Inc.	66	8
Pier 1 Imports Inc.	2,462	8
* MCBC Holdings Inc.	311	8
Winnebago Industries Inc.	175	8
* ZAGG Inc.	503	8
* Deckers Outdoor Corp.	80	8
Dick's Sporting Goods Inc.	234	7
Standard Motor Products Inc.	158	7
National Presto Industries Inc.	81	7
* American Woodmark Corp.	57	7
* Discovery Communications Inc. Class A	300	7
* Steven Madden Ltd.	166	7
* Crocs Inc.	594	7
* Live Nation Entertainment Inc.	162	7
* Liberty Interactive Corp. QVC Group Class A	238	7
Fortune Brands Home & Security Inc.	113	7
Strayer Education Inc.	76	7
Sturm Ruger & Co. Inc.	158	7
* Care.com Inc.	379	7

* Helen of Troy Ltd.	73	7
New Media Investment Group Inc.	379	7
* RH	77	7
* Shutterfly Inc.	84	6
* Liberty Expedia Holdings Inc. Class A	164	6
News Corp. Class A	397	6
* Wayfair Inc.	82	6
* Caesars Entertainment Corp.	499	6
* Ollie's Bargain Outlet Holdings Inc.	106	6
* K12 Inc.	419	6
* Dave & Buster's Entertainment Inc.	139	6
Inter Parfums Inc.	146	6
* Fitbit Inc. Class A	1,291	6
Gannett Co. Inc.	614	6
* Nautilus Inc.	518	6
Travelport Worldwide Ltd.	429	6
* Lumber Liquidators Holdings Inc.	263	6
* Regis Corp.	378	6
Royal Caribbean Cruises Ltd.	48	6
* Red Robin Gourmet Burgers Inc.	112	6
Wolverine World Wide Inc.	205	6
Garmin Ltd.	101	6
Nutrisystem Inc.	192	6
Fred's Inc. Class A	1,770	6
Bloomin' Brands Inc.	253	6
Movado Group Inc.	186	6
PriceSmart Inc.	73	6
* Cavco Industries Inc.	36	6
World Wrestling Entertainment Inc. Class A	148	6
* Asbury Automotive Group Inc.	84	6
* El Pollo Loco Holdings Inc.	566	6
* Del Frisco's Restaurant Group Inc.	331	6
Tile Shop Holdings Inc.	1,015	5
Big Lots Inc.	97	5
Cable One Inc.	8	5
* Express Inc.	735	5
* Five Below Inc.	79	5
Monro Inc.	102	5
* Bridgepoint Education Inc. Class A	768	5
Big 5 Sporting Goods Corp.	809	5
Hasbro Inc.	52	5
New York Times Co. Class A	202	5
* Stamps.com Inc.	24	5
* Revlon Inc. Class A	229	5
* Fiesta Restaurant Group Inc.	251	4
* Hovnanian Enterprises Inc. Class A	1,939	4
* Adtalem Global Education Inc.	90	4
* Habit Restaurants Inc. Class A	468	4
Tailored Brands Inc.	172	4
* Motorcar Parts of America Inc.	194	4
* America's Car-Mart Inc.	81	4
Caleres Inc.	138	4
* IMAX Corp.	182	4
International Speedway Corp. Class A	84	4
* FTD Cos. Inc.	627	4
* Sally Beauty Holdings Inc.	222	4
* Hyatt Hotels Corp. Class A	48	4

Sinclair Broadcast Group Inc. Class A	108	4
* Eastman Kodak Co.	676	4
GameStop Corp. Class A	226	4
* Boot Barn Holdings Inc.	199	4
Tenneco Inc.	66	3
Office Depot Inc.	1,244	3
Rent-A-Center Inc.	371	3
		1,831
Consumer Staples (5.6%)
* Monster Beverage Corp.	907	57
Walgreens Boots Alliance Inc.	787	54
Sysco Corp.	526	31
General Mills Inc.	607	31
Procter & Gamble Co.	361	28
Lancaster Colony Corp.	114	14
Flowers Foods Inc.	620	13
Nu Skin Enterprises Inc. Class A	179	13
Kroger Co.	406	11
Hormel Foods Corp.	338	11
National Beverage Corp.	107	11
PetMed Express Inc.	204	9
* USANA Health Sciences Inc.	111	9
Medifast Inc.	130	8
Ingredion Inc.	63	8
Casey's General Stores Inc.	73	8
Sanderson Farms Inc.	65	8
* Freshpet Inc.	393	8
* Boston Beer Co. Inc. Class A	48	8
Weis Markets Inc.	208	8
* United Natural Foods Inc.	176	8
* Sprouts Farmers Market Inc.	285	7
J&J Snack Foods Corp.	54	7
Calavo Growers Inc.	83	7
* Performance Food Group Co.	230	7
* Diplomat Pharmacy Inc.	306	6
Ingles Markets Inc. Class A	189	6
* Cal-Maine Foods Inc.	131	6
JM Smucker Co.	43	5
Tootsie Roll Industries Inc.	162	5
Vector Group Ltd.	239	5
John B Sanfilippo & Son Inc.	81	5
* Smart & Final Stores Inc.	540	4
		426
Energy (2.2%)
Chevron Corp.	370	42
Exxon Mobil Corp.	513	39
Valero Energy Corp.	416	38
Arch Coal Inc. Class A	77	7
* REX American Resources Corp.	81	7
* Flotek Industries Inc.	1,042	6
Marathon Oil Corp.	404	6
* Matrix Service Co.	377	6
* Oil States International Inc.	217	5
* TPI Composites Inc.	221	4
Oceaneering International Inc.	233	4
* Dril-Quip Inc.	94	4

* Exterran Corp.	159	4
		172
Financial Services (18.8%)
SunTrust Banks Inc.	752	53
State Street Corp.	470	50
US Bancorp	805	44
BB&T Corp.	789	43
Wells Fargo & Co.	714	42
PNC Financial Services Group Inc.	261	41
Synchrony Financial	1,054	38
Mastercard Inc. Class A	212	37
Bank of New York Mellon Corp.	556	32
Aflac Inc.	347	31
Allstate Corp.	304	28
Fidelity National Information Services Inc.	277	27
Charles Schwab Corp.	499	26
Jack Henry & Associates Inc.	113	13
Northern Trust Corp.	123	13
Discover Financial Services	165	13
SEI Investments Co.	177	13
Bank of Hawaii Corp.	156	13
Regions Financial Corp.	647	13
T. Rowe Price Group Inc.	110	12
Cullen/Frost Bankers Inc.	114	12
M&T Bank Corp.	62	12
Huntington Bancshares Inc.	749	12
Lincoln National Corp.	150	11
MarketAxess Holdings Inc.	56	11
Invesco Ltd.	348	11
Commerce Bancshares Inc.	194	11
Ameriprise Financial Inc.	70	11
Synovus Financial Corp.	222	11
Comerica Inc.	112	11
KeyCorp	512	11
Fifth Third Bancorp	324	11
* Credit Acceptance Corp.	34	11
Brown & Brown Inc.	198	10
Equifax Inc.	92	10
Webster Financial Corp.	188	10
Citizens Financial Group Inc.	234	10
Total System Services Inc.	115	10
Broadridge Financial Solutions Inc.	100	10
East West Bancorp Inc.	153	10
* Western Alliance Bancorp	167	10
Ally Financial Inc.	347	10
BOK Financial Corp.	102	10
Zions Bancorporation	175	10
Erie Indemnity Co. Class A	82	9
Prosperity Bancshares Inc.	121	9
TFS Financial Corp.	617	9
Primerica Inc.	91	9
First Citizens BancShares Inc. Class A	21	9
* BofI Holding Inc.	228	8
* Signature Bank	56	8
* Texas Capital Bancshares Inc.	90	8
Umpqua Holdings Corp.	373	8
* Zillow Group Inc.	166	8

Extra Space Storage Inc.	92	8
Park National Corp.	77	8
First Financial Bankshares Inc.	169	8
Alexander's Inc.	21	8
Preferred Bank	123	8
Unum Group	150	8
Washington Federal Inc.	219	8
Cincinnati Financial Corp.	101	8
Morningstar Inc.	80	7
1st Source Corp.	151	7
BancorpSouth Bank	236	7
WR Berkley Corp.	108	7
Lakeland Financial Corp.	161	7
First Financial Bancorp	262	7
ServisFirst Bancshares Inc.	176	7
Legg Mason Inc.	176	7
Kinsale Capital Group Inc.	143	7
Torchmark Corp.	82	7
MB Financial Inc.	170	7
Assurant Inc.	81	7
Lakeland Bancorp Inc.	362	7
LTC Properties Inc.	187	7
FactSet Research Systems Inc.	34	7
TCF Financial Corp.	309	7
BancFirst Corp.	129	7
TrustCo Bank Corp.	800	7
UMB Financial Corp.	92	7
International Bancshares Corp.	170	7
AMERISAFE Inc.	117	7
S&T Bancorp Inc.	165	6
TD Ameritrade Holding Corp.	112	6
* Eagle Bancorp Inc.	105	6
Raymond James Financial Inc.	69	6
Great Western Bancorp Inc.	155	6
Federal Realty Investment Trust	54	6
Nelnet Inc. Class A	111	6
Fair Isaac Corp.	36	6
Hospitality Properties Trust	240	6
MSCI Inc. Class A	43	6
* E*TRADE Financial Corp.	110	6
* SVB Financial Group	23	6
First Republic Bank	61	6
Assured Guaranty Ltd.	163	6
Capitol Federal Financial Inc.	451	6
SL Green Realty Corp.	58	6
Fulton Financial Corp.	310	6
Federated Investors Inc. Class B	172	6
Hanmi Financial Corp.	183	6
Kearny Financial Corp.	428	6
Investors Bancorp Inc.	408	5
National Western Life Group Inc. Class A	18	5
Bank of the Ozarks	109	5
Trustmark Corp.	169	5
Hope Bancorp Inc.	289	5
Western Union Co.	260	5
Independent Bank Corp.	74	5
CNO Financial Group Inc.	226	5

Columbia Property Trust Inc.	244	5
Provident Financial Services Inc.	204	5
Senior Housing Properties Trust	335	5
Glacier Bancorp Inc.	130	5
Universal Insurance Holdings Inc.	170	5
* TriState Capital Holdings Inc.	222	5
CorEnergy Infrastructure Trust Inc.	138	5
Urstadt Biddle Properties Inc. Class A	277	5
RLI Corp.	79	5
NBT Bancorp Inc.	136	5
CVB Financial Corp.	205	5
WSFS Financial Corp.	98	5
WesBanco Inc.	113	5
Cathay General Bancorp	110	4
Bank of NT Butterfield & Son Ltd.	98	4
RE/MAX Holdings Inc. Class A	80	4
Beneficial Bancorp Inc.	292	4
FirstCash Inc.	59	4
Selective Insurance Group Inc.	76	4
Tompkins Financial Corp.	55	4
LegacyTexas Financial Group Inc.	100	4
Evercore Inc. Class A	45	4
CBL & Associates Properties Inc.	870	4
Waddell & Reed Financial Inc. Class A	201	4
Cohen & Steers Inc.	99	4
TriCo Bancshares	105	4
City Holding Co.	55	4
Banco Latinoamericano de Comercio Exterior SA	133	4
* HomeStreet Inc.	129	4
Meridian Bancorp Inc.	181	4
Xenia Hotels & Resorts Inc.	183	4
Guaranty Bancorp	131	4
Hersha Hospitality Trust Class A	208	3
Pebblebrook Hotel Trust	101	3
* Donnelley Financial Solutions Inc.	187	3
		1,444
Health Care (10.5%)
Humana Inc.	224	61
UnitedHealth Group Inc.	227	51
* Intuitive Surgical Inc.	116	49
* Vertex Pharmaceuticals Inc.	278	46
* Express Scripts Holding Co.	568	43
Pfizer Inc.	916	33
Medtronic plc	323	26
* Celgene Corp.	289	25
* Veeva Systems Inc. Class A	251	18
Chemed Corp.	55	14
* WellCare Health Plans Inc.	67	13
Patterson Cos. Inc.	368	12
* Varian Medical Systems Inc.	97	12
* Align Technology Inc.	44	12
West Pharmaceutical Services Inc.	125	11
Cantel Medical Corp.	93	11
* Cerner Corp.	159	10
* athenahealth Inc.	71	10
Atrion Corp.	16	9
* Centene Corp.	90	9

* Globus Medical Inc.	190	9
* HealthEquity Inc.	155	9
Abaxis Inc.	130	9
* Inogen Inc.	71	9
Cooper Cos. Inc.	37	9
* Cambrex Corp.	157	8
* Myriad Genetics Inc.	249	8
Meridian Bioscience Inc.	577	8
Agilent Technologies Inc.	115	8
* United Therapeutics Corp.	66	8
Analogic Corp.	91	8
Luminex Corp.	386	8
* Haemonetics Corp.	106	8
* K2M Group Holdings Inc.	357	7
* Henry Schein Inc.	109	7
* Exelixis Inc.	276	7
* Alkermes plc	120	7
* Quality Systems Inc.	537	7
* Genomic Health Inc.	210	7
* Glaukos Corp.	211	7
* Anika Therapeutics Inc.	124	6
LeMaitre Vascular Inc.	184	6
CONMED Corp.	104	6
* AMN Healthcare Services Inc.	113	6
* Neogen Corp.	106	6
* AngioDynamics Inc.	374	6
* Charles River Laboratories International Inc.	57	6
* Sangamo Therapeutics Inc.	252	6
* Amphastar Pharmaceuticals Inc.	328	6
* Madrigal Pharmaceuticals Inc.	45	6
* Triple-S Management Corp. Class B	226	6
* Concert Pharmaceuticals Inc.	250	6
* Providence Service Corp.	86	5
* Vanda Pharmaceuticals Inc.	288	5
* Molina Healthcare Inc.	75	5
STERIS plc	58	5
Bio-Techne Corp.	37	5
* Orthofix International NV	93	5
* LHC Group Inc.	79	5
* Medpace Holdings Inc.	158	5
* Foundation Medicine Inc.	60	5
* MyoKardia Inc.	83	5
* Momenta Pharmaceuticals Inc.	282	5
* Lantheus Holdings Inc.	307	5
* Calithera Biosciences Inc.	578	4
* Insys Therapeutics Inc.	600	4
* Cutera Inc.	97	4
* Editas Medicine Inc.	119	4
* Retrophin Inc.	172	4
* AtriCure Inc.	239	4
US Physical Therapy Inc.	52	4
* Amedisys Inc.	66	4
* Pulse Biosciences Inc.	201	4
* MiMedx Group Inc.	508	4
		805
Materials & Processing (4.6%)
Air Products & Chemicals Inc.	309	50

PPG Industries Inc.	318	36
Louisiana-Pacific Corp.	487	14
Acuity Brands Inc.	92	13
Fastenal Co.	206	11
Watsco Inc.	66	11
Valmont Industries Inc.	68	10
AptarGroup Inc.	100	9
Royal Gold Inc.	109	9
Chase Corp.	83	9
Materion Corp.	171	9
Caesarstone Ltd.	391	8
AAON Inc.	230	8
Reliance Steel & Aluminum Co.	93	8
Stepan Co.	104	8
Cabot Microelectronics Corp.	79	8
Mueller Water Products Inc. Class A	689	8
* Continental Building Products Inc.	264	7
Quaker Chemical Corp.	50	7
* AdvanSix Inc.	169	7
Interface Inc. Class A	284	7
Westlake Chemical Corp.	62	7
Simpson Manufacturing Co. Inc.	119	7
Balchem Corp.	85	6
Gold Resource Corp.	1,557	6
Comfort Systems USA Inc.	154	6
Greif Inc. Class A	109	6
Packaging Corp. of America	52	6
* RBC Bearings Inc.	51	6
* GCP Applied Technologies Inc.	197	6
* Armstrong Flooring Inc.	416	6
Sonoco Products Co.	117	6
Tahoe Resources Inc.	1,142	6
Newmont Mining Corp.	145	6
* Verso Corp.	242	4
* Ingevity Corp.	55	4
Insteel Industries Inc.	139	4
Boise Cascade Co.	96	4
Neenah Inc.	44	3
		356
Producer Durables (12.7%)
Cummins Inc.	283	48
Raytheon Co.	215	47
General Dynamics Corp.	177	39
Boeing Co.	96	35
Southwest Airlines Co.	586	34
Accenture plc Class A	176	28
Robert Half International Inc.	266	15
MAXIMUS Inc.	221	15
Rollins Inc.	291	15
National Instruments Corp.	284	14
Old Dominion Freight Line Inc.	98	14
EMCOR Group Inc.	172	13
* HD Supply Holdings Inc.	358	13
IDEX Corp.	94	13
Landstar System Inc.	118	13
Paychex Inc.	188	12
Pentair plc	177	12

WW Grainger Inc.	46	12
Toro Co.	186	12
* Conduent Inc.	625	12
Littelfuse Inc.	55	11
Deluxe Corp.	155	11
* CoStar Group Inc.	32	11
Dover Corp.	106	11
* Trimble Inc.	266	10
* JetBlue Airways Corp.	476	10
Expeditors International of Washington Inc.	147	10
MSC Industrial Direct Co. Inc. Class A	109	10
Xylem Inc.	127	9
Barnes Group Inc.	157	9
* TriNet Group Inc.	200	9
Textron Inc.	150	9
Crane Co.	97	9
Convergys Corp.	376	9
JB Hunt Transport Services Inc.	72	9
Alaska Air Group Inc.	132	9
* FARO Technologies Inc.	142	8
Flowserve Corp.	195	8
Huntington Ingalls Industries Inc.	31	8
Hillenbrand Inc.	185	8
AO Smith Corp.	124	8
Insperity Inc.	120	8
UniFirst Corp.	50	8
* ICF International Inc.	135	8
Badger Meter Inc.	161	8
Graco Inc.	172	8
* Sykes Enterprises Inc.	257	7
ManpowerGroup Inc.	63	7
* Middleby Corp.	62	7
* ExlService Holdings Inc.	128	7
* On Assignment Inc.	95	7
Primoris Services Corp.	292	7
McGrath RentCorp	143	7
Werner Enterprises Inc.	192	7
* Casella Waste Systems Inc. Class A	277	7
Marten Transport Ltd.	321	7
Stanley Black & Decker Inc.	43	7
* Copart Inc.	143	7
Snap-on Inc.	42	7
H&E Equipment Services Inc.	176	7
Forward Air Corp.	122	7
* Proto Labs Inc.	60	7
Barrett Business Services Inc.	87	6
* Control4 Corp.	266	6
Herman Miller Inc.	178	6
RPX Corp.	631	6
* Harsco Corp.	303	6
Astec Industries Inc.	103	6
MSA Safety Inc.	75	6
Allison Transmission Holdings Inc.	152	6
* Dycom Industries Inc.	55	6
* Echo Global Logistics Inc.	223	6
Donaldson Co. Inc.	123	6
* SP Plus Corp.	160	6

Brady Corp. Class A	152	6
Heartland Express Inc.	289	6
Exponent Inc.	72	6
Hubbell Inc. Class B	42	5
FLIR Systems Inc.	111	5
Knoll Inc.	253	5
Steelcase Inc. Class A	393	5
* Covenant Transportation Group Inc. Class A	205	5
* Advanced Energy Industries Inc.	77	5
Carlisle Cos. Inc.	49	5
Ryder System Inc.	69	5
Encore Wire Corp.	93	5
Kaman Corp.	79	5
Heidrick & Struggles International Inc.	179	5
* Saia Inc.	65	5
* TTEC Holdings Inc.	128	5
Raven Industries Inc.	130	4
Briggs & Stratton Corp.	196	4
Hyster-Yale Materials Handling Inc.	61	4
Alamo Group Inc.	37	4
Korn/Ferry International	97	4
* TrueBlue Inc.	149	4
Kelly Services Inc. Class A	134	4
* Titan Machinery Inc.	194	4
Argan Inc.	94	4
Granite Construction Inc.	63	4
HNI Corp.	97	4
Sun Hydraulics Corp.	69	4
Essendant Inc.	449	4
* Team Inc.	213	3
* WageWorks Inc.	65	3
		977
Technology (20.3%)
* Adobe Systems Inc.	297	62
Texas Instruments Inc.	561	61
HP Inc.	2,582	60
* Alphabet Inc. Class A	52	57
* salesforce.com Inc.	493	57
Intuit Inc.	339	57
Intel Corp.	1,083	53
Activision Blizzard Inc.	719	53
* Facebook Inc. Class A	292	52
Cognizant Technology Solutions Corp. Class A	582	48
* Electronic Arts Inc.	280	35
Pegasystems Inc.	295	17
* Red Hat Inc.	110	16
* VMware Inc. Class A	119	16
* F5 Networks Inc.	101	15
Blackbaud Inc.	145	15
* Fortinet Inc.	283	14
* Manhattan Associates Inc.	336	14
* ANSYS Inc.	88	14
Skyworks Solutions Inc.	122	13
* Silicon Laboratories Inc.	139	13
* Coherent Inc.	62	13
Avnet Inc.	301	13
* Tableau Software Inc. Class A	152	12

* Tyler Technologies Inc.	61	12
Amdocs Ltd.	186	12
* Arista Networks Inc.	45	12
* Akamai Technologies Inc.	175	12
* Synopsys Inc.	136	12
* Splunk Inc.	122	11
* EPAM Systems Inc.	99	11
Xilinx Inc.	156	11
Harris Corp.	71	11
MKS Instruments Inc.	99	11
Teradyne Inc.	239	11
* Workday Inc. Class A	83	11
* LivePerson Inc.	722	10
Maxim Integrated Products Inc.	169	10
Entegris Inc.	300	10
* Qualys Inc.	133	10
* Cadence Design Systems Inc.	249	10
NetApp Inc.	159	10
* IPG Photonics Corp.	39	10
Jabil Inc.	350	9
* Yelp Inc. Class A	217	9
* Atlassian Corp. plc Class A	174	9
* Apptio Inc. Class A	326	9
* PTC Inc.	127	9
* New Relic Inc.	127	9
* RingCentral Inc. Class A	143	9
* Qorvo Inc.	111	9
* Ellie Mae Inc.	101	9
* CommerceHub Inc.	468	9
* Blackline Inc.	201	9
* SPS Commerce Inc.	147	9
* Pure Storage Inc. Class A	401	9
* Appfolio Inc.	216	9
* ePlus Inc.	113	9
* Synchronoss Technologies Inc.	920	9
* Paycom Software Inc.	86	9
NIC Inc.	627	8
* Workiva Inc.	371	8
* Zendesk Inc.	195	8
* Ultimate Software Group Inc.	35	8
* Hortonworks Inc.	463	8
Dolby Laboratories Inc. Class A	127	8
* Q2 Holdings Inc.	177	8
* GrubHub Inc.	81	8
* Palo Alto Networks Inc.	46	8
* Ribbon Communications Inc.	1,205	8
* Rudolph Technologies Inc.	293	8
* Glu Mobile Inc.	2,085	8
* Nutanix Inc.	212	8
* TrueCar Inc.	696	8
* Cree Inc.	204	8
* Rapid7 Inc.	291	8
* Amkor Technology Inc.	763	8
* Twitter Inc.	238	8
* Cirrus Logic Inc.	165	7
* Cray Inc.	325	7
* VeriSign Inc.	61	7

* Teradata Corp.	188	7
* Virtusa Corp.	145	7
Monolithic Power Systems Inc.	59	7
* Diodes Inc.	222	7
Progress Software Corp.	141	7
* Imperva Inc.	139	6
* Everbridge Inc.	203	6
* Acxiom Corp.	236	6
* Varonis Systems Inc.	111	6
* Coupa Software Inc.	137	6
Juniper Networks Inc.	238	6
* NetScout Systems Inc.	230	6
* Groupon Inc. Class A	1,364	6
* Infinera Corp.	586	6
* TTM Technologies Inc.	360	6
Monotype Imaging Holdings Inc.	239	6
* MicroStrategy Inc. Class A	45	6
* MobileIron Inc.	1,198	6
* VASCO Data Security International Inc.	469	6
* Harmonic Inc.	1,844	6
* Perficient Inc.	286	6
* MINDBODY Inc. Class A	151	5
* CACI International Inc. Class A	36	5
* Mitek Systems Inc.	697	5
* A10 Networks Inc.	843	5
* Photronics Inc.	671	5
Power Integrations Inc.	77	5
* AXT Inc.	687	5
ManTech International Corp. Class A	89	5
Comtech Telecommunications Corp.	220	5
* Rambus Inc.	373	5
* Box Inc.	197	5
* Envestnet Inc.	84	5
* CEVA Inc.	124	5
* HubSpot Inc.	41	5
* CommVault Systems Inc.	86	4
* FormFactor Inc.	339	4
* Ambarella Inc.	88	4
* CalAmp Corp.	178	4
* Benchmark Electronics Inc.	136	4
* Electro Scientific Industries Inc.	227	4
* Tucows Inc. Class A	69	4
* Rubicon Project Inc.	2,459	4
* Vocera Communications Inc.	142	4
Vishay Intertechnology Inc.	207	4
* Limelight Networks Inc.	932	4
* NETGEAR Inc.	63	4
		1,554
Utilities (0.9%)
MDU Resources Group Inc.	360	9
Hawaiian Electric Industries Inc.	248	8
j2 Global Inc.	110	8
* Boingo Wireless Inc.	294	8
* Vonage Holdings Corp.	680	7
* 8x8 Inc.	338	6
* United States Cellular Corp.	155	6
Telephone & Data Systems Inc.	211	6

American States Water Co.		91	5
* Cincinnati Bell Inc.		258	4
			67
Total Common Stocks (Cost $7,469)			7,632
	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund (Cost $33)	1.601%	333	33

Total Investments (99.9%) (Cost $7,502)			7,665
Other Asset and Liabilities-Net (0.1%)			5
Net Assets (100%)			7,670

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At February 28, 2018, the cost of investment securities for tax purposes was $7,502,000. Net unrealized appreciation of investment securities for tax purposes was $163,000, consisting of unrealized gains of $250,000 on securities that had risen in value since their purchase and $87,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (18.4%)
	Marriott International Inc. Class A	433	61
*	Amazon.com Inc.	40	60
	Lowe's Cos. Inc.	633	57
	Walmart Inc.	567	51
	Home Depot Inc.	259	47
*	Netflix Inc.	160	47
	McDonald's Corp.	206	32
*	Scientific Games Corp.	352	16
*	Michael Kors Holdings Ltd.	237	15
	Estee Lauder Cos. Inc. Class A	100	14
	PulteGroup Inc.	479	13
*	Skechers U.S.A. Inc. Class A	326	13
	DR Horton Inc.	318	13
*	Live Nation Entertainment Inc.	293	13
	Kohl's Corp.	195	13
	Toll Brothers Inc.	294	13
	Polaris Industries Inc.	113	13
	Wynn Resorts Ltd.	76	13
	Best Buy Co. Inc.	175	13
	Ralph Lauren Corp. Class A	117	12
	VF Corp.	166	12
	PVH Corp.	85	12
	Carter's Inc.	105	12
*	Grand Canyon Education Inc.	124	12
*	Visteon Corp.	97	12
	Dana Inc.	452	12
	Yum China Holdings Inc.	277	12
	Lennar Corp. Class A	204	12
	Aptiv plc	126	11
*	Burlington Stores Inc.	93	11
*	NVR Inc.	4	11
*	ServiceMaster Global Holdings Inc.	221	11
*	Etsy Inc.	435	11
	Choice Hotels International Inc.	139	11
*	Chegg Inc.	537	11
	Hilton Worldwide Holdings Inc.	132	11
	Marriott Vacations Worldwide Corp.	75	11
*	Dollar Tree Inc.	101	10
	Gap Inc.	326	10
	News Corp. Class A	630	10
*	Bright Horizons Family Solutions Inc.	105	10
*	Eldorado Resorts Inc.	286	10
*	Conn's Inc.	297	10
*	Overstock.com Inc.	160	10
*	2U Inc.	115	10
*	LKQ Corp.	240	9
*	Hilton Grand Vacations Inc.	219	9
*	Planet Fitness Inc. Class A	253	9
	Thor Industries Inc.	71	9

ILG Inc.	300	9
Tiffany & Co.	89	9
* Weight Watchers International Inc.	132	9
* RH	104	9
* ZAGG Inc.	586	9
* LGI Homes Inc.	155	9
* Wayfair Inc.	113	9
* Michaels Cos. Inc.	375	9
* Penn National Gaming Inc.	322	9
* Boot Barn Holdings Inc.	485	9
* Liberty Interactive Corp. QVC Group Class A	293	8
* Five Below Inc.	126	8
* Care.com Inc.	470	8
* Crocs Inc.	682	8
Dollar General Corp.	88	8
Boyd Gaming Corp.	233	8
KB Home	297	8
* William Lyon Homes Class A	324	8
World Wrestling Entertainment Inc. Class A	213	8
Churchill Downs Inc.	31	8
Columbia Sportswear Co.	105	8
* Beazer Homes USA Inc.	502	8
* At Home Group Inc.	265	8
Lear Corp.	42	8
* Stamps.com Inc.	41	8
* G-III Apparel Group Ltd.	211	8
* Century Communities Inc.	261	8
Winnebago Industries Inc.	178	8
Abercrombie & Fitch Co.	375	8
* SiteOne Landscape Supply Inc.	112	8
Red Rock Resorts Inc. Class A	230	8
Children's Place Inc.	54	8
* Cimpress NV	47	8
* American Woodmark Corp.	59	8
Wingstop Inc.	167	8
* Ollie's Bargain Outlet Holdings Inc.	126	7
* Career Education Corp.	561	7
Johnson Outdoors Inc. Class A	120	7
Ross Stores Inc.	92	7
* TRI Pointe Group Inc.	465	7
Garmin Ltd.	120	7
* Instructure Inc.	162	7
* Regis Corp.	429	7
* Lululemon Athletica Inc.	85	7
* Sleep Number Corp.	199	7
* Hyatt Hotels Corp. Class A	88	7
* Lumber Liquidators Holdings Inc.	291	7
* Deckers Outdoor Corp.	71	7
* Drive Shack Inc.	1,323	7
* Meritor Inc.	267	7
* Meritage Homes Corp.	154	7
Dunkin' Brands Group Inc.	109	7
Adient plc	105	6
Camping World Holdings Inc. Class A	155	6
Oxford Industries Inc.	81	6
Wyndham Worldwide Corp.	55	6
* M/I Homes Inc.	219	6

BorgWarner Inc.	128	6
* WABCO Holdings Inc.	45	6
Service Corp. International	164	6
Gannett Co. Inc.	598	6
* Stoneridge Inc.	275	6
Guess? Inc.	361	6
* Urban Outfitters Inc.	160	6
* Murphy USA Inc.	74	6
* Adtalem Global Education Inc.	120	6
* Cavco Industries Inc.	34	5
* Steven Madden Ltd.	123	5
Wolverine World Wide Inc.	177	5
Inter Parfums Inc.	119	5
Movado Group Inc.	162	5
Entravision Communications Corp. Class A	772	5
* La Quinta Holdings Inc.	262	5
Callaway Golf Co.	315	5
American Eagle Outfitters Inc.	249	5
Citi Trends Inc.	215	5
John Wiley & Sons Inc. Class A	73	5
* Taylor Morrison Home Corp. Class A	208	5
* Tempur Sealy International Inc.	93	5
* MCBC Holdings Inc.	185	5
New York Times Co. Class A	182	4
* Fox Factory Holding Corp.	110	4
Lithia Motors Inc. Class A	37	4
		1,415
Consumer Staples (3.2%)
* Monster Beverage Corp.	907	58
Constellation Brands Inc. Class A	208	45
Brown-Forman Corp. Class B	205	14
* Pilgrim's Pride Corp.	527	13
Lamb Weston Holdings Inc.	237	13
Tyson Foods Inc. Class A	135	10
National Beverage Corp.	102	10
MGP Ingredients Inc.	102	9
PetMed Express Inc.	183	8
Medifast Inc.	129	8
Nu Skin Enterprises Inc. Class A	113	8
* Diplomat Pharmacy Inc.	354	7
Calavo Growers Inc.	83	7
* Freshpet Inc.	340	7
Sanderson Farms Inc.	51	6
* Chefs' Warehouse Inc.	275	6
* Performance Food Group Co.	201	6
* Boston Beer Co. Inc. Class A	30	5
* USANA Health Sciences Inc.	62	5
		245
Energy (3.0%)
Valero Energy Corp.	569	51
Marathon Petroleum Corp.	677	43
Phillips 66	406	37
* First Solar Inc.	230	15
HollyFrontier Corp.	311	13
* W&T Offshore Inc.	2,419	9
* WildHorse Resource Development Corp.	476	8

* Continental Resources Inc.	164	8
Arch Coal Inc. Class A	81	8
CVR Energy Inc.	255	8
* Centennial Resource Development Inc. Class A	394	8
Delek US Holdings Inc.	216	7
PBF Energy Inc. Class A	232	7
Andeavor	69	6
		228
Financial Services (12.5%)
* PayPal Holdings Inc.	834	66
Progressive Corp.	1,004	58
Mastercard Inc. Class A	328	58
BlackRock Inc.	92	51
Visa Inc. Class A	393	48
S&P Global Inc.	228	44
CME Group Inc.	204	34
* Square Inc.	374	17
T. Rowe Price Group Inc.	133	15
Cboe Global Markets Inc.	130	15
First American Financial Corp.	249	14
SEI Investments Co.	191	14
FNF Group	345	14
Total System Services Inc.	156	14
* TransUnion	239	14
LPL Financial Holdings Inc.	211	14
* Credit Acceptance Corp.	42	13
Moody's Corp.	74	12
MSCI Inc. Class A	85	12
Broadridge Financial Solutions Inc.	118	12
* E*TRADE Financial Corp.	220	11
* SBA Communications Corp. Class A	71	11
Ameriprise Financial Inc.	71	11
Primerica Inc.	109	11
Jones Lang LaSalle Inc.	65	10
* Green Dot Corp. Class A	160	10
* MGIC Investment Corp.	707	10
* CBRE Group Inc. Class A	205	10
* LendingTree Inc.	27	9
Interactive Brokers Group Inc.	135	9
BGC Partners Inc. Class A	692	9
Global Payments Inc.	80	9
Ally Financial Inc.	322	9
Lazard Ltd. Class A	165	9
Jack Henry & Associates Inc.	75	9
* NMI Holdings Inc. Class A	439	9
* Bancorp Inc.	790	8
Eaton Vance Corp.	156	8
Morningstar Inc.	88	8
HFF Inc. Class A	179	8
CoreSite Realty Corp.	87	8
* Essent Group Ltd.	181	8
Voya Financial Inc.	157	8
Kemper Corp.	141	8
* Trupanion Inc.	267	8
Hanover Insurance Group Inc.	72	8
* Forestar Group Inc.	313	8
* SVB Financial Group	31	8

Houlihan Lokey Inc. Class A	164	8
* Worldpay Inc. Class A	90	7
* Everi Holdings Inc.	949	7
CNO Financial Group Inc.	307	7
FirstCash Inc.	93	7
Kinsale Capital Group Inc.	134	7
* Health Insurance Innovations Inc. Class A	209	7
Preferred Apartment Communities Inc. Class A	466	7
Brown & Brown Inc.	122	6
* FB Financial Corp.	161	6
TD Ameritrade Holding Corp.	110	6
WisdomTree Investments Inc.	649	6
CubeSmart	232	6
* Flagstar Bancorp Inc.	176	6
* EZCORP Inc. Class A	467	6
Artisan Partners Asset Management Inc. Class A	179	6
Moelis & Co. Class A	115	6
Cohen & Steers Inc.	145	6
* Triumph Bancorp Inc.	140	6
PJT Partners Inc.	118	6
* World Acceptance Corp.	51	5
Federated Investors Inc. Class B	166	5
* PennyMac Financial Services Inc. Class A	225	5
National Storage Affiliates Trust	196	5
Selective Insurance Group Inc.	83	5
Evercore Inc. Class A	49	5
Federal Agricultural Mortgage Corp.	58	4
Pebblebrook Hotel Trust	127	4
Monmouth Real Estate Investment Corp.	299	4
		962
Health Care (19.2%)
AbbVie Inc.	541	63
* Intuitive Surgical Inc.	141	60
* Illumina Inc.	253	58
* Vertex Pharmaceuticals Inc.	334	55
Anthem Inc.	223	52
Cigna Corp.	243	48
Abbott Laboratories	742	45
UnitedHealth Group Inc.	175	40
Baxter International Inc.	538	36
Zoetis Inc.	435	35
* Nektar Therapeutics Class A	198	17
* Align Technology Inc.	64	17
* ABIOMED Inc.	61	16
* Sage Therapeutics Inc.	97	16
* Neurocrine Biosciences Inc.	182	15
* Alnylam Pharmaceuticals Inc.	125	15
* Bluebird Bio Inc.	74	15
* Exact Sciences Corp.	310	14
* ICU Medical Inc.	57	13
Chemed Corp.	48	12
* Voyager Therapeutics Inc.	425	12
* Centene Corp.	119	12
* Assembly Biosciences Inc.	211	12
* Foundation Medicine Inc.	142	12
* PRA Health Sciences Inc.	138	12
* MyoKardia Inc.	198	12

* Sangamo Therapeutics Inc.	480	12
* AnaptysBio Inc.	90	11
Teleflex Inc.	44	11
* AxoGen Inc.	370	11
* Molina Healthcare Inc.	148	11
* Kura Oncology Inc.	472	11
* Immunomedics Inc.	617	10
* Esperion Therapeutics Inc.	129	10
* Zogenix Inc.	243	10
* Catalent Inc.	246	10
* Sarepta Therapeutics Inc.	163	10
Agilent Technologies Inc.	149	10
* Blueprint Medicines Corp.	118	10
* Concert Pharmaceuticals Inc.	464	10
* Spectrum Pharmaceuticals Inc.	463	10
* CytomX Therapeutics Inc.	334	10
Bruker Corp.	317	10
PerkinElmer Inc.	127	10
* Audentes Therapeutics Inc.	282	10
* Corcept Therapeutics Inc.	625	10
* Avexis Inc.	76	9
* Stemline Therapeutics Inc.	548	9
* Enanta Pharmaceuticals Inc.	119	9
* Madrigal Pharmaceuticals Inc.	74	9
* WellCare Health Plans Inc.	48	9
* Global Blood Therapeutics Inc.	158	9
* FibroGen Inc.	167	9
Cantel Medical Corp.	79	9
* Cutera Inc.	203	9
* Abeona Therapeutics Inc.	658	9
* Insmed Inc.	374	9
* Quidel Corp.	207	9
* Tabula Rasa HealthCare Inc.	279	9
* Dynavax Technologies Corp.	556	9
* Globus Medical Inc.	187	9
* Arena Pharmaceuticals Inc.	227	9
* Catalyst Pharmaceuticals Inc.	2,697	9
* Varian Medical Systems Inc.	72	9
* Haemonetics Corp.	121	9
* Intra-Cellular Therapies Inc.	442	9
* Insulet Corp.	114	9
* Halozyme Therapeutics Inc.	433	9
* ViewRay Inc.	1,019	8
* iRhythm Technologies Inc.	136	8
* Myriad Genetics Inc.	258	8
* LivaNova plc	93	8
* REGENXBIO Inc.	293	8
* Pieris Pharmaceuticals Inc.	978	8
* Intersect ENT Inc.	226	8
Bio-Techne Corp.	58	8
* Amicus Therapeutics Inc.	581	8
* Emergent BioSolutions Inc.	160	8
* Acceleron Pharma Inc.	188	8
* Loxo Oncology Inc.	70	8
* Neos Therapeutics Inc.	931	8
* Aimmune Therapeutics Inc.	235	8
* BioScrip Inc.	2,365	7

* Novocure Ltd.	363	7
* Intellia Therapeutics Inc.	283	7
* Collegium Pharmaceutical Inc.	305	7
* Inogen Inc.	60	7
* Rigel Pharmaceuticals Inc.	1,871	7
STERIS plc	77	7
* Revance Therapeutics Inc.	224	7
* Providence Service Corp.	109	7
* Puma Biotechnology Inc.	104	7
* Merit Medical Systems Inc.	149	7
Hill-Rom Holdings Inc.	81	7
* ImmunoGen Inc.	609	7
* Exelixis Inc.	261	7
* Flexion Therapeutics Inc.	263	7
* Editas Medicine Inc.	180	7
* Triple-S Management Corp. Class B	266	6
* Orthofix International NV	115	6
* OraSure Technologies Inc.	366	6
* Lantheus Holdings Inc.	402	6
* Ligand Pharmaceuticals Inc.	39	6
* WaVe Life Sciences Ltd.	115	6
Invacare Corp.	340	6
* Varex Imaging Corp.	165	6
* Magellan Health Inc.	57	6
* Adamas Pharmaceuticals Inc.	235	6
* Heron Therapeutics Inc.	282	6
* Agios Pharmaceuticals Inc.	71	6
* AMN Healthcare Services Inc.	102	6
* Integer Holdings Corp.	108	6
* Atara Biotherapeutics Inc.	140	5
* Tactile Systems Technology Inc.	164	5
* Omnicell Inc.	118	5
* Supernus Pharmaceuticals Inc.	132	5
* Akebia Therapeutics Inc.	353	5
* Innoviva Inc.	310	5
* Allscripts Healthcare Solutions Inc.	328	5
* Pulse Biosciences Inc.	237	4
* Omeros Corp.	391	4
* MiMedx Group Inc.	377	3
		1,473
Materials & Processing (5.9%)
Southern Copper Corp.	792	42
Praxair Inc.	254	38
Sherwin-Williams Co.	77	31
Westlake Chemical Corp.	137	15
Owens Corning	168	14
Huntsman Corp.	414	13
FMC Corp.	165	13
Chemours Co.	253	12
* Verso Corp.	607	11
* Alcoa Corp.	234	10
* Beacon Roofing Supply Inc.	193	10
Packaging Corp. of America	84	10
Albemarle Corp.	97	10
International Flavors & Fragrances Inc.	66	9
CF Industries Holdings Inc.	222	9
* Intrepid Potash Inc.	2,714	9

* AdvanSix Inc.	197	8
Kronos Worldwide Inc.	373	8
Masco Corp.	193	8
* Kraton Corp.	187	8
* PGT Innovations Inc.	448	8
* Ferro Corp.	366	8
* Builders FirstSource Inc.	407	8
Lennox International Inc.	38	8
* Installed Building Products Inc.	130	8
PolyOne Corp.	186	8
* Trex Co. Inc.	73	7
* JELD-WEN Holding Inc.	237	7
* Armstrong World Industries Inc.	120	7
KMG Chemicals Inc.	120	7
Rayonier Advanced Materials Inc.	350	7
Boise Cascade Co.	175	7
Tronox Ltd. Class A	374	7
Graphic Packaging Holding Co.	438	7
Cabot Microelectronics Corp.	65	7
Materion Corp.	130	6
Olin Corp.	201	6
Interface Inc. Class A	265	6
Schnitzer Steel Industries Inc.	180	6
Domtar Corp.	136	6
* Ingevity Corp.	81	6
Simpson Manufacturing Co. Inc.	106	6
* GMS Inc.	156	5
Kaiser Aluminum Corp.	46	5
* RBC Bearings Inc.	38	5
		456
Producer Durables (15.0%)
Boeing Co.	192	70
Caterpillar Inc.	408	63
Deere & Co.	317	51
Accenture plc Class A	313	50
FedEx Corp.	178	44
Union Pacific Corp.	293	38
3M Co.	156	37
Northrop Grumman Corp.	99	35
* XPO Logistics Inc.	161	16
Spirit AeroSystems Holdings Inc. Class A	161	15
* Copart Inc.	300	14
Graco Inc.	306	14
Avery Dennison Corp.	113	13
Cintas Corp.	77	13
FLIR Systems Inc.	258	13
Xylem Inc.	168	13
Old Dominion Freight Line Inc.	87	12
BWX Technologies Inc.	188	12
* Teledyne Technologies Inc.	60	11
* CoStar Group Inc.	32	11
IDEX Corp.	78	11
AMETEK Inc.	139	11
Brink's Co.	140	10
Stanley Black & Decker Inc.	64	10
Genpact Ltd.	319	10
CH Robinson Worldwide Inc.	103	10

Rollins Inc.	188	9
* TriNet Group Inc.	196	9
* Energous Corp.	416	9
Oshkosh Corp.	116	9
Dover Corp.	91	9
Parker-Hannifin Corp.	51	9
Insperity Inc.	139	9
* Aerovironment Inc.	180	9
* Control4 Corp.	371	9
Rockwell Automation Inc.	49	9
* Casella Waste Systems Inc. Class A	348	9
ManpowerGroup Inc.	74	9
Knight-Swift Transportation Holdings Inc.	181	9
* Aerojet Rocketdyne Holdings Inc.	321	9
* Proto Labs Inc.	79	9
* Trimble Inc.	225	9
Spartan Motors Inc.	573	8
* Waters Corp.	41	8
HEICO Corp.	97	8
* TopBuild Corp.	119	8
Copa Holdings SA Class A	60	8
National Instruments Corp.	161	8
Sun Hydraulics Corp.	155	8
* Plug Power Inc.	4,307	8
Curtiss-Wright Corp.	59	8
* Navistar International Corp.	213	8
Columbus McKinnon Corp.	219	8
Trinity Industries Inc.	237	8
Terex Corp.	186	8
* United Rentals Inc.	44	8
* Titan Machinery Inc.	379	8
* Modine Manufacturing Co.	324	7
* Mettler-Toledo International Inc.	12	7
H&E Equipment Services Inc.	191	7
Roper Technologies Inc.	26	7
Kadant Inc.	74	7
* Commercial Vehicle Group Inc.	698	7
L3 Technologies Inc.	33	7
* Rush Enterprises Inc. Class A	158	7
Air Lease Corp. Class A	152	7
* Saia Inc.	91	7
Marten Transport Ltd.	301	6
Manitowoc Co. Inc.	216	6
* Covenant Transportation Group Inc. Class A	247	6
Healthcare Services Group Inc.	138	6
Kelly Services Inc. Class A	212	6
* Chart Industries Inc.	113	6
McGrath RentCorp	122	6
Korn/Ferry International	147	6
ITT Inc.	121	6
* Dycom Industries Inc.	55	6
* FARO Technologies Inc.	101	6
* On Assignment Inc.	78	6
* CAI International Inc.	293	6
* KLX Inc.	87	6
Werner Enterprises Inc.	157	6
* Sterling Construction Co. Inc.	471	6

* NV5 Global Inc.	131	6
Alamo Group Inc.	50	6
SkyWest Inc.	99	5
* Darling Ingredients Inc.	298	5
* SPX FLOW Inc.	110	5
Douglas Dynamics Inc.	117	5
Bristow Group Inc.	347	5
Heidrick & Struggles International Inc.	190	5
Altra Industrial Motion Corp.	115	5
UniFirst Corp.	32	5
Triton International Ltd.	168	5
Herman Miller Inc.	132	5
* Textainer Group Holdings Ltd.	290	5
GasLog Ltd.	282	5
* Paylocity Holding Corp.	99	5
Hyster-Yale Materials Handling Inc.	65	5
John Bean Technologies Corp.	40	4
Badger Meter Inc.	93	4
* SP Plus Corp.	122	4
* ExlService Holdings Inc.	76	4
* Astronics Corp.	111	4
Albany International Corp.	67	4
* Daseke Inc.	412	4
EnPro Industries Inc.	56	4
		1,151
Technology (21.3%)
* Micron Technology Inc.	1,526	75
Lam Research Corp.	360	69
NVIDIA Corp.	271	66
* Adobe Systems Inc.	310	65
Applied Materials Inc.	1,105	64
Texas Instruments Inc.	574	62
HP Inc.	2,578	60
Intuit Inc.	321	54
Microsoft Corp.	527	49
* salesforce.com Inc.	417	48
* Facebook Inc. Class A	256	46
Cisco Systems Inc.	905	41
Activision Blizzard Inc.	538	39
* GrubHub Inc.	169	17
* ON Semiconductor Corp.	648	16
* IPG Photonics Corp.	63	15
* Atlassian Corp. plc Class A	284	15
* Paycom Software Inc.	153	15
Teradyne Inc.	330	15
* VMware Inc. Class A	113	15
* Red Hat Inc.	101	15
* Take-Two Interactive Software Inc.	133	15
* Arista Networks Inc.	55	15
* IAC/InterActiveCorp	99	15
NetApp Inc.	233	14
Cognex Corp.	262	14
* EPAM Systems Inc.	124	14
Marvell Technology Group Ltd.	571	13
* Cadence Design Systems Inc.	345	13
* ANSYS Inc.	83	13
* ServiceNow Inc.	82	13

Universal Display Corp.	101	13
DXC Technology Co.	124	13
Entegris Inc.	382	13
MKS Instruments Inc.	113	13
SS&C Technologies Holdings Inc.	252	12
* Twitter Inc.	390	12
* Coherent Inc.	57	12
Harris Corp.	76	12
* Splunk Inc.	126	12
* RealPage Inc.	217	11
* GoDaddy Inc. Class A	185	11
* Dell Technologies Inc. Class V	143	11
Amphenol Corp. Class A	116	11
* Qualys Inc.	143	11
* Synopsys Inc.	123	10
* VeriSign Inc.	89	10
* RingCentral Inc. Class A	159	10
* Aspen Technology Inc.	128	10
Monolithic Power Systems Inc.	84	10
* Match Group Inc.	245	10
* Novanta Inc.	172	10
* Electro Scientific Industries Inc.	534	10
* Glu Mobile Inc.	2,567	10
Leidos Holdings Inc.	150	10
* Ubiquiti Networks Inc.	145	9
* Hortonworks Inc.	511	9
* Varonis Systems Inc.	157	9
* Silicon Laboratories Inc.	93	9
* Axcelis Technologies Inc.	352	9
* Apptio Inc. Class A	293	8
* Limelight Networks Inc.	2,087	8
Microchip Technology Inc.	93	8
* Tableau Software Inc. Class A	101	8
* GTT Communications Inc.	159	8
* New Relic Inc.	114	8
* USA Technologies Inc.	1,002	8
* Rogers Corp.	59	8
* Pure Storage Inc. Class A	370	8
* HubSpot Inc.	72	8
Dolby Laboratories Inc. Class A	121	8
* Cree Inc.	204	8
Comtech Telecommunications Corp.	347	8
* KEMET Corp.	422	8
Ebix Inc.	90	8
Progress Software Corp.	160	8
* Everbridge Inc.	235	8
* Guidewire Software Inc.	93	7
Cohu Inc.	372	7
Xilinx Inc.	104	7
* Appfolio Inc.	184	7
* Ultra Clean Holdings Inc.	381	7
* Bottomline Technologies de Inc.	191	7
* Virtusa Corp.	151	7
* LivePerson Inc.	497	7
KLA-Tencor Corp.	62	7
ManTech International Corp. Class A	124	7
* Rapid7 Inc.	257	7

* MINDBODY Inc. Class A		185	7
* FormFactor Inc.		495	7
* Mercury Systems Inc.		140	6
* Blucora Inc.		272	6
* Envestnet Inc.		113	6
* CalAmp Corp.		264	6
* Five9 Inc.		203	6
* Vocera Communications Inc.		221	6
* II-VI Inc.		154	6
* Carbonite Inc.		208	6
* Syntel Inc.		214	6
* Workiva Inc.		251	6
* Internap Corp.		426	6
Vishay Intertechnology Inc.		297	5
* Digimarc Corp.		206	5
* Zynga Inc. Class A		1,538	5
* Upland Software Inc.		222	5
* CommerceHub Inc.		271	5
* Yelp Inc. Class A		118	5
* Groupon Inc. Class A		1,023	4
			1,639
Utilities (0.9%)
NRG Energy Inc.		586	15
* Boingo Wireless Inc.		378	10
* Vonage Holdings Corp.		754	8
Public Service Enterprise Group Inc.		150	7
Avangrid Inc.		149	7
Aqua America Inc.		200	7
American States Water Co.		92	5
SJW Group		84	5
* Iridium Communications Inc.		366	4
California Water Service Group		111	4
			72
Total Common Stocks (Cost $7,458)			7,641
	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund (Cost $44)	1.601%	443	44
Total Investments (100.0%) (Cost $7,502)			7,685
Other Asset and Liabilities-Net (0.0%)			4
Net Assets (100%)			7,689

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

U.S. Momentum Factor ETF

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At February 28, 2018, the cost of investment securities for tax purposes was $7,502,000. Net unrealized appreciation of investment securities for tax purposes was $183,000, consisting of unrealized gains of $289,000 on securities that had risen in value since their purchase and $106,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (17.1%)
	Estee Lauder Cos. Inc. Class A	813	113
*	Bright Horizons Family Solutions Inc.	1,170	112
	Callaway Golf Co.	5,970	92
*	Madison Square Garden Co. Class A	341	83
*	Etsy Inc.	3,021	76
	Scholastic Corp.	2,085	76
	Tapestry Inc.	1,411	72
	McDonald's Corp.	441	70
	John Wiley & Sons Inc. Class A	1,002	64
*	Booking Holdings Inc.	27	55
*	Liberty Interactive Corp. QVC Group Class A	1,746	50
	Cable One Inc.	72	49
	Service Corp. International	1,282	48
	Columbia Sportswear Co.	592	45
*	Michael Kors Holdings Ltd.	708	45
*	Red Robin Gourmet Burgers Inc.	685	37
*	XO Group Inc.	1,577	30
	New Media Investment Group Inc.	1,241	21
	Walt Disney Co.	205	21
	VF Corp.	260	19
	Hasbro Inc.	196	19
	New York Times Co. Class A	676	16
	Johnson Outdoors Inc. Class A	242	15
	Churchill Downs Inc.	44	11
*	Monarch Casino & Resort Inc.	257	11
*	Instructure Inc.	228	10
	Omnicom Group Inc.	127	10
	World Wrestling Entertainment Inc. Class A	229	9
	Acushnet Holdings Corp.	253	5
*	Amazon.com Inc.	3	5
*	Deckers Outdoor Corp.	41	4
	Nutrisystem Inc.	89	3
			1,296
Consumer Staples (9.7%)
	Constellation Brands Inc. Class A	521	112
	Colgate-Palmolive Co.	1,570	108
	Altria Group Inc.	1,710	108
	Procter & Gamble Co.	1,370	108
	Vector Group Ltd.	4,646	93
	Philip Morris International Inc.	703	73
*	USANA Health Sciences Inc.	608	46
	Turning Point Brands Inc.	1,698	36
	Church & Dwight Co. Inc.	612	30
	Universal Corp.	290	14
	Coca-Cola Co.	184	8
			736
Energy (5.5%)
	Exxon Mobil Corp.	1,445	109

Chevron Corp.	965	108
Occidental Petroleum Corp.	1,233	81
Phillips 66	794	72
Cabot Oil & Gas Corp.	1,046	25
* Par Pacific Holdings Inc.	1,175	20
		415
Financial Services (25.1%)
Progressive Corp.	2,097	121
Apollo Commercial Real Estate Finance Inc.	6,186	113
* Equity Commonwealth	3,833	113
Starwood Property Trust Inc.	5,544	112
White Mountains Insurance Group Ltd.	136	110
AGNC Investment Corp.	5,893	106
Easterly Government Properties Inc.	5,356	102
AG Mortgage Investment Trust Inc.	6,197	101
Aon plc	683	96
Marsh & McLennan Cos. Inc.	1,005	83
Kearny Financial Corp.	6,314	82
Oritani Financial Corp.	5,193	81
Fidelity National Information Services Inc.	784	76
Brown & Brown Inc.	1,267	67
Highwoods Properties Inc.	1,480	64
MFA Financial Inc.	8,715	62
Annaly Capital Management Inc.	6,042	61
Aflac Inc.	606	54
Granite Point Mortgage Trust Inc.	2,866	48
PennyMac Mortgage Investment Trust	2,694	45
* St. Joe Co.	2,417	43
Two Harbors Investment Corp.	2,453	36
Washington REIT	963	24
Orchid Island Capital Inc.	2,826	20
Southern National Bancorp of Virginia Inc.	1,141	18
Duke Realty Corp.	693	17
TPG RE Finance Trust Inc.	888	16
* Forestar Group Inc.	613	15
CBTX Inc.	259	7
Equity LifeStyle Properties Inc.	75	6
FirstCash Inc.	50	4
		1,903
Health Care (9.7%)
Zoetis Inc.	1,404	113
Johnson & Johnson	845	110
* Laboratory Corp. of America Holdings	629	109
Quest Diagnostics Inc.	963	99
* Providence Service Corp.	1,132	72
STERIS plc	703	64
* Triple-S Management Corp. Class B	2,059	50
* Myriad Genetics Inc.	1,047	34
Eli Lilly & Co.	249	19
Bio-Techne Corp.	120	17
Pfizer Inc.	304	11
* Ligand Pharmaceuticals Inc.	61	9
Merck & Co. Inc.	149	8
* Eagle Pharmaceuticals Inc.	122	7
Chemed Corp.	23	6

* LHC Group Inc.	58	4
		732
Materials & Processing (2.8%)
Ecolab Inc.	852	111
International Flavors & Fragrances Inc.	364	51
Royal Gold Inc.	416	34
Newmont Mining Corp.	444	17
		213
Producer Durables (8.0%)
Raytheon Co.	535	116
AMETEK Inc.	1,514	115
* ExlService Holdings Inc.	1,907	109
Genpact Ltd.	2,500	78
L3 Technologies Inc.	341	71
Northrop Grumman Corp.	119	42
* CoStar Group Inc.	116	40
* Conduent Inc.	1,179	22
Accenture plc Class A	69	11
* Eagle Bulk Shipping Inc.	898	4
* Daseke Inc.	282	3
		611
Technology (14.3%)
Motorola Solutions Inc.	1,105	117
CA Inc.	3,274	115
Harris Corp.	716	112
Amdocs Ltd.	1,681	111
* VeriSign Inc.	793	92
* CommScope Holding Co. Inc.	2,287	89
Cisco Systems Inc.	1,091	49
* Synopsys Inc.	549	46
* Alarm.com Holdings Inc.	1,282	46
* TechTarget Inc.	2,305	40
* F5 Networks Inc.	226	34
* Model N Inc.	1,611	28
* Q2 Holdings Inc.	579	26
* SPS Commerce Inc.	424	25
Cognizant Technology Solutions Corp. Class A	306	25
* Arista Networks Inc.	81	22
* Blucora Inc.	911	21
InterDigital Inc.	235	17
* Tucows Inc. Class A	257	15
* Hortonworks Inc.	722	13
* Tableau Software Inc. Class A	153	12
ADTRAN Inc.	747	12
Plantronics Inc.	115	6
* EchoStar Corp. Class A	96	6
* Workiva Inc.	229	5
		1,084
Utilities (7.0%)
American Electric Power Co. Inc.	1,692	111
Xcel Energy Inc.	2,526	109
CMS Energy Corp.	2,559	109
Duke Energy Corp.	1,439	108
Southern Co.	834	36
Consolidated Edison Inc.	386	29
Public Service Enterprise Group Inc.	527	26

Hawaiian Electric Industries Inc.		126	4
			532
Total Common Stocks (Cost $7,460)			7,522
	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund (Cost $45)	1.601%	456	45
Total Investments (99.8%) (Cost $7,505)			7,567
Other Asset and Liabilities-Net (0.2%)			16
Net Assets (100%)			7,583

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At February 28, 2018, the cost of investment securities for tax purposes was $7,505,000. Net unrealized appreciation of investment securities for tax purposes was $62,000, consisting of unrealized gains of $140,000 on securities that had risen in value since their purchase and $78,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (8.0%)
	Las Vegas Sands Corp.	617	45
	Carnival Corp.	335	22
	Choice Hotels International Inc.	154	12
*	Liberty Media Corp-Liberty SiriusXM C	282	12
*	Grand Canyon Education Inc.	118	12
	Columbia Sportswear Co.	153	12
*	Hilton Grand Vacations Inc.	256	11
*	Bright Horizons Family Solutions Inc.	115	11
	AMERCO	30	10
	News Corp. Class A	604	10
	Penske Automotive Group Inc.	207	9
	Cable One Inc.	13	9
	Pool Corp.	64	9
*	Career Education Corp.	615	8
	Marcus Corp.	286	8
*	Regis Corp.	470	7
*	Biglari Holdings Inc.	18	7
*	HealthStream Inc.	299	7
	Johnson Outdoors Inc. Class A	115	7
	International Game Technology plc	261	7
*	Lands' End Inc.	381	7
	Hooker Furniture Corp.	182	7
*	Liberty Media Corp-Liberty Braves	295	7
	Inter Parfums Inc.	158	7
*	FTD Cos. Inc.	1,095	7
*	Revlon Inc. Class A	325	6
*	Universal Electronics Inc.	129	6
	Marriott Vacations Worldwide Corp.	45	6
*	Barnes & Noble Education Inc.	863	6
	National Presto Industries Inc.	69	6
*	K12 Inc.	416	6
*	Drive Shack Inc.	1,219	6
	Carriage Services Inc. Class A	220	6
	Tower International Inc.	227	6
*	America's Car-Mart Inc.	121	6
	Service Corp. International	157	6
*	Liberty Ventures Class A	109	6
*	At Home Group Inc.	197	6
	Acushnet Holdings Corp.	272	6
*	Bridgepoint Education Inc. Class A	862	6
*	ServiceMaster Global Holdings Inc.	111	6
*	Stoneridge Inc.	256	6
	Citi Trends Inc.	246	5
	Superior Industries International Inc.	364	5
*	Belmond Ltd. Class A	451	5
*	Visteon Corp.	42	5
	Entravision Communications Corp. Class A	803	5
*	Carrols Restaurant Group Inc.	402	5
	ILG Inc.	170	5

* Liberty Media Corp-Liberty Formula One	156	5
* Scientific Games Corp.	114	5
* Denny's Corp.	326	5
Standard Motor Products Inc.	104	5
Tupperware Brands Corp.	98	5
Movado Group Inc.	154	5
* Care.com Inc.	267	5
* Cavco Industries Inc.	30	5
Gentex Corp.	206	5
* Liberty Broadband Corp.	53	5
* MCBC Holdings Inc.	188	5
* Quotient Technology Inc.	348	5
* MDC Partners Inc. Class A	577	4
* Madison Square Garden Co. Class A	18	4
Viad Corp.	82	4
Cinemark Holdings Inc.	98	4
KAR Auction Services Inc.	77	4
* Hovnanian Enterprises Inc. Class A	1,909	4
* Bojangles' Inc.	314	4
* Iconix Brand Group Inc.	2,921	4
Dana Inc.	152	4
New Media Investment Group Inc.	232	4
* Potbelly Corp.	310	4
* Motorcar Parts of America Inc.	195	4
Ruth's Hospitality Group Inc.	161	4
* Eros International plc	298	4
* Chuy's Holdings Inc.	144	4
Extended Stay America Inc.	193	4
* El Pollo Loco Holdings Inc.	395	4
* Vera Bradley Inc.	382	4
Aramark	92	4
* Del Taco Restaurants Inc.	304	4
International Speedway Corp. Class A	84	4
* LKQ Corp.	94	4
Texas Roadhouse Inc. Class A	67	4
* Gentherm Inc.	120	4
Shoe Carnival Inc.	157	4
* Del Frisco's Restaurant Group Inc.	220	4
Cato Corp. Class A	322	4
* Duluth Holdings Inc.	217	4
* Central Garden & Pet Co. Class A	100	4
Scholastic Corp.	99	4
Garmin Ltd.	60	3
* Party City Holdco Inc.	245	3
Matthews International Corp. Class A	69	3
* Boot Barn Holdings Inc.	199	3
* Michaels Cos. Inc.	152	3
Sonic Automotive Inc. Class A	178	3
* Sportsman's Warehouse Holdings Inc.	718	3
		608
Consumer Staples (3.9%)
* Monster Beverage Corp.	821	52
Sysco Corp.	787	47
Kraft Heinz Co.	336	22
Colgate-Palmolive Co.	227	16
Lancaster Colony Corp.	128	15
Kimberly-Clark Corp.	128	14

General Mills Inc.	229	11
* Pilgrim's Pride Corp.	371	9
Flowers Foods Inc.	443	9
National Beverage Corp.	88	9
* Farmer Brothers Co.	257	8
* Freshpet Inc.	362	7
* Chefs' Warehouse Inc.	314	7
Ingles Markets Inc. Class A	204	6
* Primo Water Corp.	530	6
Tootsie Roll Industries Inc.	183	6
Andersons Inc.	162	6
Brown-Forman Corp. Class B	81	6
Weis Markets Inc.	148	5
Lamb Weston Holdings Inc.	87	5
WD-40 Co.	31	4
Nu Skin Enterprises Inc. Class A	54	4
Ingredion Inc.	29	4
* Smart & Final Stores Inc.	524	4
* Edgewell Personal Care Co.	73	4
PepsiCo Inc.	33	4
SpartanNash Co.	159	3
		293
Energy (3.1%)
Phillips 66	440	40
* EP Energy Corp. Class A	16,874	25
Kinder Morgan Inc.	1,113	18
Marathon Petroleum Corp.	228	15
EOG Resources Inc.	125	13
* Centennial Resource Development Inc. Class A	529	10
* Penn Virginia Corp.	192	7
RPC Inc.	356	7
* TPI Composites Inc.	325	6
Valvoline Inc.	273	6
* Energy XXI Gulf Coast Inc.	1,127	6
* Abraxas Petroleum Corp.	2,597	6
* Clean Energy Fuels Corp.	3,648	5
Anadarko Petroleum Corp.	86	5
* Pioneer Energy Services Corp.	1,693	5
* Tellurian Inc.	506	4
* Pacific Ethanol Inc.	1,048	4
* TETRA Technologies Inc.	1,141	4
* Bonanza Creek Energy Inc.	147	4
* Par Pacific Holdings Inc.	235	4
* WildHorse Resource Development Corp.	233	4
Archrock Inc.	411	4
* REX American Resources Corp.	48	4
* Newpark Resources Inc.	466	4
* Jagged Peak Energy Inc.	308	4
TerraForm Power Inc. Class A	327	4
* Renewable Energy Group Inc.	332	4
* Exterran Corp.	136	4
* Matrix Service Co.	243	3
* Ring Energy Inc.	244	3
Frank's International NV	611	3
* SandRidge Energy Inc.	227	3
		238

Financial Services (34.9%)
* Fiserv Inc.	389	56
Marsh & McLennan Cos. Inc.	624	52
S&P Global Inc.	259	50
Prologis Inc.	770	47
State Street Corp.	437	46
Intercontinental Exchange Inc.	608	44
Fidelity National Information Services Inc.	452	44
Aon plc	313	44
CME Group Inc.	261	43
Progressive Corp.	746	43
Public Storage	213	41
Aflac Inc.	463	41
Prudential Financial Inc.	353	37
BlackRock Inc.	68	37
Chubb Ltd.	252	36
Capital One Financial Corp.	363	36
BB&T Corp.	616	33
Bank of New York Mellon Corp.	522	30
Allstate Corp.	293	27
SunTrust Banks Inc.	318	22
Travelers Cos. Inc.	126	17
BOK Financial Corp.	181	17
Bank of Hawaii Corp.	203	17
Commerce Bancshares Inc.	286	16
PS Business Parks Inc.	143	16
TFS Financial Corp.	1,075	16
Erie Indemnity Co. Class A	136	16
Equinix Inc.	40	16
Hospitality Properties Trust	611	15
American Tower Corp.	99	14
PNC Financial Services Group Inc.	85	13
CNA Financial Corp.	255	13
Morningstar Inc.	137	13
Rayonier Inc.	376	13
* Enstar Group Ltd.	64	13
First Hawaiian Inc.	450	12
First Citizens BancShares Inc. Class A	30	12
Chemical Financial Corp.	217	12
Synchrony Financial	329	12
MB Financial Inc.	291	12
UMB Financial Corp.	163	12
Fair Isaac Corp.	70	12
Ryman Hospitality Properties Inc.	171	12
* Equity Commonwealth	390	11
White Mountains Insurance Group Ltd.	14	11
Paramount Group Inc.	801	11
* Howard Hughes Corp.	87	11
Stifel Financial Corp.	172	11
1st Source Corp.	221	11
United Financial Bancorp Inc.	693	11
Hanover Insurance Group Inc.	99	11
* CoreLogic Inc.	234	11
American Express Co.	109	11
WP Carey Inc.	177	11
Charles Schwab Corp.	197	10
Bryn Mawr Bank Corp.	238	10

Santander Consumer USA Holdings Inc.	626	10
Home BancShares Inc.	443	10
Brown & Brown Inc.	192	10
Empire State Realty Trust Inc.	595	10
Apple Hospitality REIT Inc.	590	10
Outfront Media Inc.	487	10
Primerica Inc.	102	10
Associated Banc-Corp	402	10
BGC Partners Inc. Class A	749	10
DCT Industrial Trust Inc.	177	10
* Alleghany Corp.	16	10
WR Berkley Corp.	141	10
CNO Financial Group Inc.	427	10
First American Financial Corp.	164	9
Douglas Emmett Inc.	261	9
US Bancorp	169	9
* HRG Group Inc.	579	9
* Markel Corp.	8	9
Hancock Holding Co.	172	9
SEI Investments Co.	121	9
* Essent Group Ltd.	193	9
First Industrial Realty Trust Inc.	308	9
Eaton Vance Corp.	163	9
Weingarten Realty Investors	315	9
Sun Communities Inc.	97	8
* On Deck Capital Inc.	1,636	8
Pinnacle Financial Partners Inc.	131	8
MetLife Inc.	183	8
Highwoods Properties Inc.	195	8
Equity LifeStyle Properties Inc.	99	8
Forest City Realty Trust Inc. Class A	393	8
Radian Group Inc.	401	8
Healthcare Realty Trust Inc.	309	8
CoreCivic Inc.	391	8
* Western Alliance Bancorp	139	8
Wintrust Financial Corp.	96	8
Liberty Property Trust	205	8
Umpqua Holdings Corp.	376	8
American Campus Communities Inc.	219	8
Prosperity Bancshares Inc.	106	8
Broadridge Financial Solutions Inc.	79	8
GEO Group Inc.	372	8
Jones Lang LaSalle Inc.	49	8
United Insurance Holdings Corp.	400	8
American Financial Group Inc.	69	8
* Euronet Worldwide Inc.	91	8
Live Oak Bancshares Inc.	292	8
Senior Housing Properties Trust	503	8
Diamond Hill Investment Group Inc.	37	8
United Fire Group Inc.	170	8
* Triumph Bancorp Inc.	184	7
Popular Inc.	179	7
* FB Financial Corp.	190	7
BancFirst Corp.	141	7
Nelnet Inc. Class A	135	7
TrustCo Bank Corp. NY	877	7
TriCo Bancshares	198	7

Synovus Financial Corp.	149	7
* TriState Capital Holdings Inc.	328	7
National Western Life Group Inc. Class A	24	7
Fidelity Southern Corp.	325	7
Alexander's Inc.	20	7
* Veritex Holdings Inc.	262	7
S&T Bancorp Inc.	184	7
United Bankshares Inc.	204	7
Cincinnati Financial Corp.	97	7
Gramercy Property Trust	334	7
Old Republic International Corp.	360	7
Lakeland Bancorp Inc.	376	7
Carolina Financial Corp.	185	7
Crown Castle International Corp.	65	7
Univest Corp. of Pennsylvania	261	7
State Bank Financial Corp.	247	7
Urstadt Biddle Properties Inc. Class A	403	7
* Bancorp Inc.	665	7
Lazard Ltd. Class A	130	7
Beneficial Bancorp Inc.	467	7
Tompkins Financial Corp.	91	7
Kilroy Realty Corp.	102	7
Park National Corp.	68	7
ConnectOne Bancorp Inc.	237	7
First Bancorp	197	7
Kinsale Capital Group Inc.	138	7
OFG Bancorp	628	7
* SLM Corp.	616	7
MarketAxess Holdings Inc.	33	7
Meridian Bancorp Inc.	332	7
Webster Financial Corp.	121	7
BankUnited Inc.	164	7
* Franklin Financial Network Inc.	207	6
Investors Real Estate Trust	1,378	6
Leucadia National Corp.	267	6
Guaranty Bancorp	233	6
* Marcus & Millichap Inc.	202	6
Torchmark Corp.	74	6
* Greenlight Capital Re Ltd. Class A	385	6
Tier REIT Inc.	334	6
First Busey Corp.	207	6
Hudson Pacific Properties Inc.	194	6
Southside Bancshares Inc.	183	6
Lakeland Financial Corp.	134	6
National Bank Holdings Corp. Class A	186	6
Dime Community Bancshares Inc.	336	6
Reinsurance Group of America Inc. Class A	39	6
Loews Corp.	121	6
Heritage Financial Corp.	200	6
UMH Properties Inc.	508	6
Gaming and Leisure Properties Inc.	178	6
Jack Henry & Associates Inc.	50	6
LPL Financial Holdings Inc.	91	6
* Arch Capital Group Ltd.	66	6
National General Holdings Corp.	253	6
OceanFirst Financial Corp.	224	6
City Holding Co.	86	6

Universal Health Realty Income Trust	104	6
* INTL. FCStone Inc.	145	6
Sunstone Hotel Investors Inc.	398	6
Cullen/Frost Bankers Inc.	55	6
Navigators Group Inc.	106	6
EPR Properties	98	6
Oritani Financial Corp.	362	6
WesBanco Inc.	137	6
WSFS Financial Corp.	118	6
Sandy Spring Bancorp Inc.	145	6
Federal Agricultural Mortgage Corp.	73	6
Banco Latinoamericano de Comercio Exterior SA	199	5
Heartland Financial USA Inc.	103	5
Safety Insurance Group Inc.	77	5
InfraREIT Inc.	293	5
NBT Bancorp Inc.	156	5
Employers Holdings Inc.	138	5
MSCI Inc. Class A	38	5
PacWest Bancorp	102	5
* eHealth Inc.	317	5
* MGIC Investment Corp.	374	5
Assured Guaranty Ltd.	149	5
FNF Group	129	5
PJT Partners Inc.	107	5
Hanmi Financial Corp.	166	5
Towne Bank	177	5
* Green Bancorp Inc.	231	5
Community Healthcare Trust Inc.	213	5
Farmland Partners Inc.	666	5
Iron Mountain Inc.	159	5
Central Pacific Financial Corp.	179	5
NorthStar Realty Europe Corp.	479	5
Simon Property Group Inc.	32	5
Provident Financial Services Inc.	196	5
Investors Bancorp Inc.	361	5
Axis Capital Holdings Ltd.	97	5
ServisFirst Bancshares Inc.	118	5
Ashford Hospitality Trust Inc.	849	5
Ashford Hospitality Prime Inc.	537	5
* St. Joe Co.	262	5
IBERIABANK Corp.	57	5
Cedar Realty Trust Inc.	1,159	5
* Trupanion Inc.	154	5
* PennyMac Financial Services Inc. Class A	194	4
* Flagstar Bancorp Inc.	128	4
Cousins Properties Inc.	532	4
RE/MAX Holdings Inc. Class A	80	4
* Enova International Inc.	199	4
Cohen & Steers Inc.	109	4
Franklin Street Properties Corp.	532	4
Lamar Advertising Co. Class A	64	4
Dun & Bradstreet Corp.	34	4
Preferred Bank	68	4
East West Bancorp Inc.	64	4
Boston Private Financial Holdings Inc.	286	4
Independent Bank Corp.	60	4
Westamerica Bancorporation	72	4

GAIN Capital Holdings Inc.	570	4
CorEnergy Infrastructure Trust Inc.	112	4
* Everi Holdings Inc.	536	4
UDR Inc.	118	4
Investment Technology Group Inc.	200	4
Arthur J Gallagher & Co.	57	4
Enterprise Financial Services Corp.	84	4
* Seacoast Banking Corp. of Florida	149	4
Raymond James Financial Inc.	42	4
Uniti Group Inc.	253	4
* Zillow Group Inc.	81	4
Independent Bank Group Inc.	55	4
Legg Mason Inc.	96	4
Unum Group	75	4
Realogy Holdings Corp.	149	4
HFF Inc. Class A	83	4
Opus Bank	135	4
Horace Mann Educators Corp.	92	4
FNB Corp.	270	4
STORE Capital Corp.	158	4
Bluerock Residential Growth REIT Inc. Class A	498	4
CVB Financial Corp.	163	4
Principal Financial Group Inc.	60	4
Union Bankshares Corp.	100	4
First Financial Bankshares Inc.	81	4
American Homes 4 Rent Class A	194	4
RenaissanceRe Holdings Ltd.	29	4
* Texas Capital Bancshares Inc.	41	4
Sterling Bancorp	159	4
Life Storage Inc.	47	4
National Retail Properties Inc.	99	4
Taubman Centers Inc.	63	4
Getty Realty Corp.	156	4
Assurant Inc.	43	4
Renasant Corp.	88	4
First Commonwealth Financial Corp.	263	4
* Customers Bancorp Inc.	125	4
AMERISAFE Inc.	65	4
First Merchants Corp.	88	4
Universal Insurance Holdings Inc.	124	4
International Bancshares Corp.	94	4
Hilltop Holdings Inc.	149	4
Jernigan Capital Inc.	214	4
* EZCORP Inc. Class A	278	4
Kearny Financial Corp.	278	4
Stewart Information Services Corp.	90	4
Kemper Corp.	64	4
Medical Properties Trust Inc.	294	4
Apartment Investment & Management Co.	93	4
First Financial Bancorp	132	4
Brookline Bancorp Inc.	226	4
Capitol Federal Financial Inc.	286	4
Heritage Insurance Holdings Inc.	214	4
Navient Corp.	272	3
Piper Jaffray Cos.	42	3
Monmouth Real Estate Investment Corp.	248	3
Park Hotels & Resorts Inc.	134	3

Healthcare Trust of America Inc. Class A	140	3
Gladstone Commercial Corp.	203	3
Colony NorthStar Inc. Class A	435	3
Select Income REIT	179	3
Maiden Holdings Ltd.	529	3
LaSalle Hotel Properties	128	3
		2,655
Health Care (12.1%)
Stryker Corp.	305	49
Baxter International Inc.	590	40
* Boston Scientific Corp.	1,372	37
Zoetis Inc.	455	37
* Illumina Inc.	159	36
HCA Healthcare Inc.	314	31
Danaher Corp.	259	25
Thermo Fisher Scientific Inc.	108	23
* Vertex Pharmaceuticals Inc.	118	20
Cigna Corp.	79	15
Eli Lilly & Co.	197	15
Cantel Medical Corp.	115	13
* Cotiviti Holdings Inc.	373	13
Bruker Corp.	405	12
Bio-Techne Corp.	87	12
Abbott Laboratories	188	11
Chemed Corp.	41	11
* ICU Medical Inc.	46	11
* QIAGEN NV	299	10
* Assembly Biosciences Inc.	159	9
* WaVe Life Sciences Ltd.	176	9
* Xencor Inc.	276	8
* Karyopharm Therapeutics Inc.	566	8
* American Renal Associates Holdings Inc.	417	8
West Pharmaceutical Services Inc.	91	8
* Alexion Pharmaceuticals Inc.	67	8
* Integra LifeSciences Holdings Corp.	148	8
Atrion Corp.	13	8
* NeoGenomics Inc.	908	8
* CryoLife Inc.	394	7
* Voyager Therapeutics Inc.	249	7
* Catalent Inc.	171	7
* OPKO Health Inc.	2,068	7
* Triple-S Management Corp. Class B	288	7
STERIS plc	76	7
* Alkermes plc	119	7
* AtriCure Inc.	379	7
* Tabula Rasa HealthCare Inc.	199	6
* Jounce Therapeutics Inc.	295	6
* Cross Country Healthcare Inc.	472	6
* Stemline Therapeutics Inc.	351	6
US Physical Therapy Inc.	76	6
* AxoGen Inc.	200	6
PerkinElmer Inc.	76	6
* Genomic Health Inc.	181	6
Ensign Group Inc.	215	6
* Aduro Biotech Inc.	912	6
* Providence Service Corp.	89	6
* Iovance Biotherapeutics Inc.	322	6

Phibro Animal Health Corp. Class A	144	6
Computer Programs & Systems Inc.	184	6
* Teligent Inc.	1,956	5
* Bio-Rad Laboratories Inc. Class A	20	5
* Agenus Inc.	1,001	5
* Audentes Therapeutics Inc.	157	5
* Invitae Corp.	799	5
* MacroGenics Inc.	204	5
* Medidata Solutions Inc.	77	5
Luminex Corp.	256	5
* Catalyst Pharmaceuticals Inc.	1,568	5
* Surgery Partners Inc.	315	5
* Aratana Therapeutics Inc.	1,319	5
* Cerus Corp.	1,110	5
* Charles River Laboratories International Inc.	44	5
* Madrigal Pharmaceuticals Inc.	37	5
* Kura Oncology Inc.	204	5
* Amphastar Pharmaceuticals Inc.	249	5
* Antares Pharma Inc.	2,076	5
* Ardelyx Inc.	849	5
* AngioDynamics Inc.	279	5
* Quality Systems Inc.	360	5
* BioScrip Inc.	1,426	5
Hill-Rom Holdings Inc.	53	4
* Reata Pharmaceuticals Inc. Class A	184	4
* Seattle Genetics Inc.	82	4
* Organovo Holdings Inc.	4,338	4
* PRA Health Sciences Inc.	52	4
* Retrophin Inc.	172	4
* ABIOMED Inc.	16	4
* Accuray Inc.	765	4
* Nektar Therapeutics Class A	49	4
* Rigel Pharmaceuticals Inc.	1,125	4
* Pacific Biosciences of California Inc.	1,777	4
Meridian Bioscience Inc.	298	4
* GenMark Diagnostics Inc.	1,009	4
* Encompass Health Corp.	78	4
* Tactile Systems Technology Inc.	128	4
* Theravance Biopharma Inc.	157	4
* Geron Corp.	1,787	4
* Merrimack Pharmaceuticals Inc.	366	4
* CytomX Therapeutics Inc.	136	4
* Accelerate Diagnostics Inc.	153	4
* Concert Pharmaceuticals Inc.	182	4
ResMed Inc.	41	4
* Capital Senior Living Corp.	328	4
* Pieris Pharmaceuticals Inc.	453	4
* ViewRay Inc.	464	4
* Express Scripts Holding Co.	51	4
* Neogen Corp.	66	4
* Revance Therapeutics Inc.	123	4
Abaxis Inc.	57	4
* Conatus Pharmaceuticals Inc.	722	4
Teleflex Inc.	15	4
* Melinta Therapeutics Inc.	300	4
LeMaitre Vascular Inc.	107	4
CONMED Corp.	61	4

Medtronic plc	46	4
* PDL BioPharma Inc.	1,521	4
* Endologix Inc.	884	4
* Celldex Therapeutics Inc.	1,534	3
* Medpace Holdings Inc.	107	3
* Atara Biotherapeutics Inc.	88	3
* Neos Therapeutics Inc.	402	3
* Anika Therapeutics Inc.	64	3
* ACADIA Pharmaceuticals Inc.	130	3
* Advaxis Inc.	1,388	3
* Tetraphase Pharmaceuticals Inc.	709	2
		919
Materials & Processing (8.0%)
Southern Copper Corp.	1,082	57
Ecolab Inc.	433	56
PPG Industries Inc.	339	38
Praxair Inc.	235	35
Air Products & Chemicals Inc.	156	25
LyondellBasell Industries NV Class A	172	19
Sherwin-Williams Co.	35	14
NewMarket Corp.	31	13
Sensient Technologies Corp.	173	12
Silgan Holdings Inc.	429	12
Versum Materials Inc.	319	12
PolyOne Corp.	275	11
AptarGroup Inc.	127	11
* Univar Inc.	379	11
Cabot Corp.	173	10
Valmont Industries Inc.	69	10
Sonoco Products Co.	188	9
* JELD-WEN Holding Inc.	273	8
Chase Corp.	74	8
Griffon Corp.	404	8
Hexcel Corp.	109	7
* Owens-Illinois Inc.	322	7
* Foundation Building Materials Inc.	501	7
Reliance Steel & Aluminum Co.	75	7
* Ryerson Holding Corp.	653	7
PH Glatfelter Co.	320	7
* Klondex Mines Ltd.	4,847	6
* Beacon Roofing Supply Inc.	120	6
* Platform Specialty Products Corp.	605	6
Haynes International Inc.	150	6
Global Brass & Copper Holdings Inc.	214	6
* Verso Corp.	342	6
Quanex Building Products Corp.	355	6
Tahoe Resources Inc.	1,173	6
Materion Corp.	113	6
AAON Inc.	144	5
NN Inc.	216	5
* PGT Innovations Inc.	288	5
* Armstrong Flooring Inc.	355	5
Timken Co.	112	5
RPM International Inc.	98	5
* Veritiv Corp.	201	5
Gold Resource Corp.	1,081	4
Stepan Co.	54	4

Mueller Industries Inc.	160	4
* Koppers Holdings Inc.	102	4
* Clearwater Paper Corp.	109	4
Bemis Co. Inc.	89	4
Balchem Corp.	52	4
Westlake Chemical Corp.	36	4
* LSB Industries Inc.	518	4
International Flavors & Fragrances Inc.	27	4
Olympic Steel Inc.	168	4
Innospec Inc.	58	4
Advanced Drainage Systems Inc.	147	4
Royal Gold Inc.	46	4
Quaker Chemical Corp.	26	4
Caesarstone Ltd.	171	4
Comfort Systems USA Inc.	90	4
Scotts Miracle-Gro Co.	41	4
Insteel Industries Inc.	130	4
Innophos Holdings Inc.	88	4
* Intrepid Potash Inc.	1,087	4
Aceto Corp.	494	4
Schweitzer-Mauduit International Inc.	90	3
Neenah Inc.	44	3
		604
Producer Durables (15.5%)
Illinois Tool Works Inc.	336	54
Waste Management Inc.	551	48
Eaton Corp. plc	419	34
Johnson Controls International plc	817	30
Emerson Electric Co.	423	30
Northrop Grumman Corp.	84	29
Norfolk Southern Corp.	207	29
General Dynamics Corp.	124	28
Accenture plc Class A	131	21
Donaldson Co. Inc.	378	18
Barnes Group Inc.	203	12
National Instruments Corp.	239	12
Curtiss-Wright Corp.	88	12
Rollins Inc.	236	12
* Teledyne Technologies Inc.	62	11
Raytheon Co.	51	11
Deluxe Corp.	148	10
Regal Beloit Corp.	145	10
Crane Co.	110	10
MAXIMUS Inc.	151	10
Graco Inc.	219	10
* Keysight Technologies Inc.	206	10
Woodward Inc.	135	10
Littelfuse Inc.	46	10
EMCOR Group Inc.	125	10
Lockheed Martin Corp.	27	9
ITT Inc.	186	9
* Navistar International Corp.	248	9
Healthcare Services Group Inc.	203	9
Landstar System Inc.	83	9
* Zebra Technologies Corp.	65	9
* Colfax Corp.	282	9
IDEX Corp.	64	9

Genpact Ltd.	264	8
* Trimble Inc.	216	8
* AECOM	228	8
Kforce Inc.	290	8
Barrett Business Services Inc.	105	8
Douglas Dynamics Inc.	174	8
Hackett Group Inc.	429	8
* Genesee & Wyoming Inc. Class A	110	8
McGrath RentCorp	151	8
* Copart Inc.	162	8
* CBIZ Inc.	417	7
* Engility Holdings Inc.	274	7
Heidrick & Struggles International Inc.	283	7
Encore Wire Corp.	142	7
Mesa Laboratories Inc.	56	7
Nordson Corp.	54	7
* InnerWorkings Inc.	781	7
Lincoln Electric Holdings Inc.	82	7
* NV5 Global Inc.	165	7
* TTEC Holdings Inc.	198	7
* Kirby Corp.	94	7
US Ecology Inc.	132	7
Air Lease Corp. Class A	158	7
* Titan Machinery Inc.	336	7
Kelly Services Inc. Class A	225	7
* Thermon Group Holdings Inc.	303	7
Marten Transport Ltd.	299	6
BWX Technologies Inc.	102	6
Hubbell Inc. Class B	49	6
* Covenant Transportation Group Inc. Class A	247	6
Toro Co.	100	6
* Lydall Inc.	130	6
Spartan Motors Inc.	422	6
Titan International Inc.	482	6
* Vectrus Inc.	226	6
American Railcar Industries Inc.	163	6
Standex International Corp.	63	6
* FARO Technologies Inc.	102	6
Frontline Ltd.	1,536	6
Teekay Tankers Ltd. Class A	5,079	6
* TriMas Corp.	225	6
Brink's Co.	79	6
* Commercial Vehicle Group Inc.	573	6
* DXP Enterprises Inc.	192	6
* Daseke Inc.	565	6
* International Seaways Inc.	348	6
Cummins Inc.	33	6
Columbus McKinnon Corp.	156	6
Booz Allen Hamilton Holding Corp. Class A	144	5
Federal Signal Corp.	252	5
* MYR Group Inc.	162	5
Hyster-Yale Materials Handling Inc.	71	5
* Conduent Inc.	267	5
* ICF International Inc.	86	5
Raven Industries Inc.	144	5
Quad/Graphics Inc.	180	5
* Energy Recovery Inc.	692	5

Trinity Industries Inc.	144	5
Copa Holdings SA Class A	34	5
MTS Systems Corp.	94	5
* Harsco Corp.	227	5
* Sykes Enterprises Inc.	156	5
* Wesco Aircraft Holdings Inc.	501	4
FLIR Systems Inc.	91	4
* Casella Waste Systems Inc. Class A	174	4
ESCO Technologies Inc.	75	4
* Textainer Group Holdings Ltd.	268	4
* Willdan Group Inc.	208	4
Old Dominion Freight Line Inc.	31	4
Badger Meter Inc.	89	4
* MasTec Inc.	82	4
Mobile Mini Inc.	99	4
ACCO Brands Corp.	328	4
LSC Communications Inc.	284	4
* CoStar Group Inc.	12	4
* Aegion Corp. Class A	178	4
Essendant Inc.	508	4
Alamo Group Inc.	36	4
Cubic Corp.	65	4
Exponent Inc.	51	4
* SPX FLOW Inc.	81	4
Robert Half International Inc.	69	4
Tennant Co.	61	4
* SPX Corp.	125	4
UniFirst Corp.	25	4
AO Smith Corp.	60	4
* Hudson Technologies Inc.	629	4
Kadant Inc.	40	4
CIRCOR International Inc.	81	4
Scorpio Bulkers Inc.	490	4
* Navigant Consulting Inc.	191	4
Pentair plc	55	4
Primoris Services Corp.	151	4
Albany International Corp.	59	4
Briggs & Stratton Corp.	167	4
Brady Corp. Class A	100	4
* Moog Inc. Class A	44	4
* Modine Manufacturing Co.	159	4
United Parcel Service Inc. Class B	35	4
REV Group Inc.	135	4
* SP Plus Corp.	101	4
* Astronics Corp.	94	4
* SEACOR Holdings Inc.	87	4
Jacobs Engineering Group Inc.	59	4
Franklin Electric Co. Inc.	92	4
AGCO Corp.	54	4
Kennametal Inc.	87	4
Sun Hydraulics Corp.	69	4
* Advanced Disposal Services Inc.	158	4
* Sterling Construction Co. Inc.	291	3
AZZ Inc.	86	3
Carlisle Cos. Inc.	34	3
Altra Industrial Motion Corp.	80	3
Costamare Inc.	592	3

Multi-Color Corp.	54	3
Aircastle Ltd.	170	3
GasLog Ltd.	199	3
* Huron Consulting Group Inc.	93	3
* CAI International Inc.	158	3
Matson Inc.	107	3
RPX Corp.	285	3
* Aqua Metals Inc.	1,177	3
Macquarie Infrastructure Corp.	59	2
		1,176
Technology (7.0%)
HP Inc.	1,278	30
Hewlett Packard Enterprise Co.	1,479	28
Corning Inc.	940	27
Intuit Inc.	125	21
Pegasystems Inc.	256	15
SYNNEX Corp.	92	11
* RealPage Inc.	217	11
Dolby Laboratories Inc. Class A	166	11
Blackbaud Inc.	103	11
Entegris Inc.	304	10
* EPAM Systems Inc.	88	10
* Silicon Laboratories Inc.	106	10
Science Applications International Corp.	127	9
* Tyler Technologies Inc.	45	9
* Aspen Technology Inc.	108	8
* CommerceHub Inc.	406	8
Monolithic Power Systems Inc.	66	8
* Guidewire Software Inc.	93	7
* Limelight Networks Inc.	1,816	7
* ViaSat Inc.	104	7
AVX Corp.	417	7
* Upland Software Inc.	296	7
* Perficient Inc.	362	7
* Workiva Inc.	308	7
* Arrow Electronics Inc.	85	7
* Ubiquiti Networks Inc.	109	7
* Atlassian Corp. plc Class A	126	7
* ScanSource Inc.	202	7
* LivePerson Inc.	449	6
* MobileIron Inc.	1,338	6
* Endurance International Group Holdings Inc.	865	6
* Digimarc Corp.	242	6
* Ribbon Communications Inc.	949	6
SS&C Technologies Holdings Inc.	124	6
* VASCO Data Security International Inc.	507	6
* Harmonic Inc.	1,993	6
* USA Technologies Inc.	734	6
* Rapid7 Inc.	219	6
* Manhattan Associates Inc.	130	5
* KeyW Holding Corp.	721	5
* ARRIS International plc	204	5
CDW Corp.	71	5
* EMCORE Corp.	886	5
* Paycom Software Inc.	46	5
* Appfolio Inc.	112	5
Amdocs Ltd.	68	4

* CyberOptics Corp.	269	4
* Immersion Corp.	380	4
* A10 Networks Inc.	685	4
* Microsemi Corp.	64	4
* Tech Data Corp.	40	4
* PDF Solutions Inc.	371	4
MKS Instruments Inc.	37	4
* Rudolph Technologies Inc.	150	4
* Integrated Device Technology Inc.	130	4
* Mitek Systems Inc.	515	4
Avnet Inc.	92	4
Leidos Holdings Inc.	62	4
* Vocera Communications Inc.	142	4
* ePlus Inc.	51	4
* Internap Corp.	298	4
Monotype Imaging Holdings Inc.	159	4
Comtech Telecommunications Corp.	173	4
* PCM Inc.	536	4
* Nanometrics Inc.	144	4
* Photronics Inc.	487	4
* Diodes Inc.	125	4
* Lattice Semiconductor Corp.	622	4
* Web.com Group Inc.	207	4
* Benefitfocus Inc.	153	4
* Nuance Communications Inc.	227	4
* Ellie Mae Inc.	41	4
* PROS Holdings Inc.	115	4
* Rubicon Project Inc.	2,238	4
* AXT Inc.	471	4
Cohu Inc.	174	3
		532
Utilities (6.9%)
* Sprint Corp.	9,945	52
Sempra Energy	351	38
American Electric Power Co. Inc.	513	34
Dominion Energy Inc.	424	31
Exelon Corp.	826	31
* T-Mobile US Inc.	421	26
Duke Energy Corp.	293	22
NextEra Energy Inc.	142	22
ONE Gas Inc.	244	15
Spire Inc.	192	13
Avangrid Inc.	252	12
New Jersey Resources Corp.	320	12
Hawaiian Electric Industries Inc.	365	12
Aqua America Inc.	348	12
ALLETE Inc.	168	11
IDACORP Inc.	140	11
MDU Resources Group Inc.	425	11
Southwest Gas Holdings Inc.	165	11
Vectren Corp.	165	10
Atmos Energy Corp.	116	9
UGI Corp.	198	9
* Vistra Energy Corp.	424	8
* United States Cellular Corp.	205	8
j2 Global Inc.	99	7
Unitil Corp.	169	7

SJW Group		126	7
Portland General Electric Co.		156	6
OGE Energy Corp.		192	6
Shenandoah Telecommunications Co.		182	6
Southern Co.		137	6
Otter Tail Corp.		147	6
Black Hills Corp.		112	6
Chesapeake Utilities Corp.		85	6
* Globalstar Inc.		5,877	6
IDT Corp. Class B		460	6
ATN International Inc.		88	5
Westar Energy Inc. Class A		108	5
PG&E Corp.		103	4
MGE Energy Inc.		79	4
* Cincinnati Bell Inc.		245	4
Alliant Energy Corp.		96	4
California Water Service Group		97	4
Spark Energy Inc. Class A		377	3
			528
Total Common Stocks (Cost $7,465)			7,553
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund (Cost $38)	1.601%	375	38

Total Investments (99.9%) (Cost $7,503)			7,591
Other Asset and Liabilities-Net (0.1%)			7
Net Assets (100%)			7,598

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

U.S. Liquidity Factor ETF

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At February 28, 2018, the cost of investment securities for tax purposes was $7,503,000. Net unrealized appreciation of investment securities for tax purposes was $88,000, consisting of unrealized gains of $193,000 on securities that had risen in value since their purchase and $105,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Multifactor ETF

Schedule of Investments (unaudited)
As of February 28, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)
Consumer Discretionary (17.9%)
	Walmart Inc.	764	69
	Carnival Corp.	727	49
	Las Vegas Sands Corp.	545	40
	Kohl's Corp.	300	20
	Ralph Lauren Corp. Class A	177	19
	H&R Block Inc.	715	18
*	Grand Canyon Education Inc.	184	18
	Toll Brothers Inc.	403	18
	Williams-Sonoma Inc.	341	18
	Thor Industries Inc.	136	18
*	Liberty Interactive Corp. QVC Group Class A	607	17
*	Burlington Stores Inc.	140	17
	Lear Corp.	90	17
*	AutoNation Inc.	322	16
	Royal Caribbean Cruises Ltd.	127	16
	PVH Corp.	110	16
	Estee Lauder Cos. Inc. Class A	112	15
	Gentex Corp.	668	15
	Dollar General Corp.	160	15
	Yum China Holdings Inc.	344	15
	PulteGroup Inc.	526	15
	Darden Restaurants Inc.	157	14
	Tiffany & Co.	143	14
	Tractor Supply Co.	220	14
*	NVR Inc.	5	14
	Carter's Inc.	117	14
	VF Corp.	172	13
	Aaron's Inc.	276	13
	Ross Stores Inc.	160	12
	Columbia Sportswear Co.	165	12
	BorgWarner Inc.	253	12
	News Corp. Class A	764	12
	American Eagle Outfitters Inc.	607	12
*	Live Nation Entertainment Inc.	260	12
*	AutoZone Inc.	17	11
*	Regis Corp.	682	11
	Oxford Industries Inc.	135	11
	Movado Group Inc.	348	11
	DSW Inc. Class A	549	11
*	Urban Outfitters Inc.	301	11
	New Media Investment Group Inc.	615	11
	John Wiley & Sons Inc. Class A	165	11
	Winnebago Industries Inc.	243	11
*	Cooper-Standard Holdings Inc.	86	10
	Garmin Ltd.	176	10
	Citi Trends Inc.	470	10
*	Etsy Inc.	411	10
	Children's Place Inc.	73	10
*	Hyatt Hotels Corp. Class A	134	10

* Vera Bradley Inc.	1,025	10
* ZAGG Inc.	682	10
Buckle Inc.	478	10
Johnson Outdoors Inc. Class A	163	10
* Deckers Outdoor Corp.	106	10
DR Horton Inc.	237	10
Dana Inc.	373	10
Gannett Co. Inc.	982	10
La-Z-Boy Inc.	319	10
Travelport Worldwide Ltd.	687	10
* Sleep Number Corp.	284	10
Texas Roadhouse Inc. Class A	175	10
* Dollar Tree Inc.	94	10
* Drive Shack Inc.	1,901	10
International Speedway Corp. Class A	211	9
* Asbury Automotive Group Inc.	144	9
Wolverine World Wide Inc.	318	9
* Crocs Inc.	759	9
Entravision Communications Corp. Class A	1,426	9
* Adtalem Global Education Inc.	198	9
Fortune Brands Home & Security Inc.	150	9
* Red Robin Gourmet Burgers Inc.	169	9
* America's Car-Mart Inc.	184	9
Ethan Allen Interiors Inc.	368	9
* Liberty Expedia Holdings Inc. Class A	222	9
* Steven Madden Ltd.	198	9
* American Woodmark Corp.	67	9
Big Lots Inc.	152	9
Genuine Parts Co.	93	9
* MCBC Holdings Inc.	344	8
KB Home	298	8
* Murphy USA Inc.	109	8
Chico's FAS Inc.	797	8
Cracker Barrel Old Country Store Inc.	51	8
* Discovery Communications Inc. Class A	326	8
BJ's Restaurants Inc.	182	8
Ruth's Hospitality Group Inc.	321	8
Sinclair Broadcast Group Inc. Class A	232	8
National Presto Industries Inc.	86	8
* Care.com Inc.	431	8
Caleres Inc.	274	8
* Motorcar Parts of America Inc.	375	8
* William Lyon Homes Class A	302	8
Tower International Inc.	291	8
Expedia Inc.	72	8
Rent-A-Center Inc.	1,001	8
* Genesco Inc.	189	7
Sturm Ruger & Co. Inc.	168	7
Cato Corp. Class A	623	7
* Taylor Morrison Home Corp. Class A	314	7
Graham Holdings Co. Class B	12	7
Dick's Sporting Goods Inc.	209	7
Hooker Furniture Corp.	173	6
Bloomin' Brands Inc.	275	6
* El Pollo Loco Holdings Inc.	639	6
GameStop Corp. Class A	397	6
* Chuy's Holdings Inc.	222	6

* Five Below Inc.	88	6
* Career Education Corp.	436	6
World Wrestling Entertainment Inc. Class A	151	6
* Ollie's Bargain Outlet Holdings Inc.	96	6
* Cavco Industries Inc.	35	6
Inter Parfums Inc.	128	5
Tenneco Inc.	103	5
Nutrisystem Inc.	175	5
* Helen of Troy Ltd.	59	5
Sonic Automotive Inc. Class A	262	5
Cooper Tire & Rubber Co.	162	5
Standard Motor Products Inc.	104	5
* Instructure Inc.	111	5
Monro Inc.	94	5
* Potbelly Corp.	359	5
* Nautilus Inc.	381	4
* Del Frisco's Restaurant Group Inc.	268	4
* Gray Television Inc.	316	4
* Sally Beauty Holdings Inc.	258	4
		1,367
Consumer Staples (3.1%)
Walgreens Boots Alliance Inc.	624	43
Nu Skin Enterprises Inc. Class A	220	16
Ingredion Inc.	109	14
* US Foods Holding Corp.	371	12
Tyson Foods Inc. Class A	152	11
Sanderson Farms Inc.	87	11
* Performance Food Group Co.	339	10
* United Natural Foods Inc.	237	10
Lamb Weston Holdings Inc.	172	9
* Diplomat Pharmacy Inc.	443	9
Casey's General Stores Inc.	82	9
Flowers Foods Inc.	437	9
* Boston Beer Co. Inc. Class A	54	9
Medifast Inc.	138	9
* USANA Health Sciences Inc.	112	9
Calavo Growers Inc.	89	8
* Sprouts Farmers Market Inc.	283	7
Weis Markets Inc.	195	7
J&J Snack Foods Corp.	43	6
* Cal-Maine Foods Inc.	135	6
John B Sanfilippo & Son Inc.	84	5
Tootsie Roll Industries Inc.	126	4
		233
Energy (6.2%)
Valero Energy Corp.	880	80
Marathon Petroleum Corp.	1,173	75
Chevron Corp.	625	70
ConocoPhillips	1,034	56
Exxon Mobil Corp.	683	52
HollyFrontier Corp.	289	12
Murphy Oil Corp.	482	12
CNX Resources Corp.	754	12
* W&T Offshore Inc.	2,748	11
* WildHorse Resource Development Corp.	605	10
Arch Coal Inc. Class A	107	10

* Matrix Service Co.	644	9
CVR Energy Inc.	305	9
Marathon Oil Corp.	593	9
* REX American Resources Corp.	95	8
Delek US Holdings Inc.	216	7
Devon Energy Corp.	208	6
PBF Energy Inc. Class A	217	6
* Exterran Corp.	219	6
* Abraxas Petroleum Corp.	2,157	5
* SandRidge Energy Inc.	326	5
* Diamond Offshore Drilling Inc.	299	4
		474
Financial Services (23.8%)
Aflac Inc.	848	75
Progressive Corp.	1,261	73
State Street Corp.	669	71
Allstate Corp.	769	71
JPMorgan Chase & Co.	571	66
PNC Financial Services Group Inc.	408	64
BB&T Corp.	968	53
Bank of New York Mellon Corp.	921	52
BlackRock Inc.	90	49
Fidelity National Information Services Inc.	471	46
T. Rowe Price Group Inc.	174	19
Regions Financial Corp.	979	19
Ally Financial Inc.	665	19
Ameriprise Financial Inc.	118	18
First American Financial Corp.	317	18
Discover Financial Services	233	18
Comerica Inc.	187	18
Unum Group	355	18
CNO Financial Group Inc.	792	18
FNF Group	446	18
Lincoln National Corp.	233	18
Citizens Financial Group Inc.	407	18
* E*TRADE Financial Corp.	338	18
Fifth Third Bancorp	534	18
Legg Mason Inc.	441	18
Reinsurance Group of America Inc. Class A	112	17
Zions Bancorporation	311	17
CNA Financial Corp.	329	17
Torchmark Corp.	192	16
Invesco Ltd.	502	16
SEI Investments Co.	220	16
Total System Services Inc.	182	16
KeyCorp	752	16
Hanover Insurance Group Inc.	145	16
Synovus Financial Corp.	316	16
Northern Trust Corp.	147	16
Huntington Bancshares Inc.	990	16
Dun & Bradstreet Corp.	123	15
Principal Financial Group Inc.	244	15
Umpqua Holdings Corp.	672	14
Brown & Brown Inc.	265	14
LPL Financial Holdings Inc.	217	14
Raymond James Financial Inc.	147	14
* Essent Group Ltd.	301	14

First Citizens BancShares Inc. Class A	31	13
M&T Bank Corp.	66	12
BOK Financial Corp.	130	12
Assurant Inc.	139	12
* Western Alliance Bancorp	199	12
Broadridge Financial Solutions Inc.	115	12
Lazard Ltd. Class A	213	11
Nelnet Inc. Class A	207	11
Loews Corp.	230	11
TCF Financial Corp.	492	11
CIT Group Inc.	204	11
Affiliated Managers Group Inc.	57	11
Jack Henry & Associates Inc.	91	11
TD Ameritrade Holding Corp.	180	10
* Encore Capital Group Inc.	238	10
Morningstar Inc.	108	10
* PennyMac Financial Services Inc. Class A	422	10
* BofI Holding Inc.	261	10
S&T Bancorp Inc.	242	10
National Western Life Group Inc. Class A	31	9
Bank of Hawaii Corp.	115	9
Waddell & Reed Financial Inc. Class A	464	9
TrustCo Bank Corp. NY	1,067	9
Bank of NT Butterfield & Son Ltd.	197	9
Banco Latinoamericano de Comercio Exterior SA	322	9
Opus Bank	318	9
Selective Insurance Group Inc.	156	9
Jones Lang LaSalle Inc.	55	9
BancorpSouth Bank	279	9
Washington Federal Inc.	253	9
Federated Investors Inc. Class B	266	9
1st Source Corp.	175	9
Kemper Corp.	152	9
* HomeStreet Inc.	295	8
Hartford Financial Services Group Inc.	160	8
Wintrust Financial Corp.	99	8
* Green Bancorp Inc.	366	8
CorEnergy Infrastructure Trust Inc.	221	8
International Bancshares Corp.	203	8
FirstCash Inc.	106	8
Preferred Bank	125	8
Provident Financial Services Inc.	312	8
Kinsale Capital Group Inc.	157	8
Cathay General Bancorp	186	8
Great Western Bancorp Inc.	181	7
ConnectOne Bancorp Inc.	252	7
Lakeland Bancorp Inc.	374	7
Houlihan Lokey Inc. Class A	150	7
Dime Community Bancshares Inc.	377	7
TriCo Bancshares	181	7
WesBanco Inc.	162	7
Meridian Bancorp Inc.	329	7
BancFirst Corp.	121	6
Horace Mann Educators Corp.	155	6
Park National Corp.	62	6
Heartland Financial USA Inc.	116	6
Trustmark Corp.	196	6

First Financial Bancorp	221	6
* Third Point Reinsurance Ltd.	425	6
Independent Bank Corp.	85	6
First Bancorp	162	6
Lakeland Financial Corp.	122	5
Fulton Financial Corp.	303	5
Cohen & Steers Inc.	135	5
PJT Partners Inc.	111	5
Evercore Inc. Class A	54	5
Hope Bancorp Inc.	277	5
Pebblebrook Hotel Trust	144	5
Guaranty Bancorp	178	5
Xenia Hotels & Resorts Inc.	248	5
WSFS Financial Corp.	101	5
* Flagstar Bancorp Inc.	135	5
Hanmi Financial Corp.	153	5
Safety Insurance Group Inc.	65	5
American Equity Investment Life Holding Co.	151	5
Heritage Financial Corp.	152	4
United Financial Bancorp Inc.	285	4
Capitol Federal Financial Inc.	354	4
LegacyTexas Financial Group Inc.	103	4
AMERISAFE Inc.	73	4
* TriState Capital Holdings Inc.	179	4
Hilltop Holdings Inc.	164	4
		1,820
Health Care (9.8%)
* Express Scripts Holding Co.	1,016	77
UnitedHealth Group Inc.	312	71
Humana Inc.	256	70
Cigna Corp.	329	65
Anthem Inc.	262	62
* Intuitive Surgical Inc.	96	41
Gilead Sciences Inc.	501	39
Pfizer Inc.	1,075	39
* Centene Corp.	180	18
* WellCare Health Plans Inc.	93	18
Chemed Corp.	55	14
* Align Technology Inc.	47	12
STERIS plc	123	11
* United Therapeutics Corp.	96	11
* Triple-S Management Corp. Class B	450	11
* Myriad Genetics Inc.	321	10
* Globus Medical Inc.	217	10
Agilent Technologies Inc.	141	10
* Laboratory Corp. of America Holdings	53	9
* Innoviva Inc.	582	9
* Integer Holdings Corp.	170	9
* Haemonetics Corp.	120	9
* AngioDynamics Inc.	516	8
* Cerner Corp.	131	8
* Lantheus Holdings Inc.	538	8
* Varian Medical Systems Inc.	68	8
* AMN Healthcare Services Inc.	143	8
* Providence Service Corp.	125	8
* PDL BioPharma Inc.	3,103	8
* Inogen Inc.	61	7

Patterson Cos. Inc.	231	7
* Medpace Holdings Inc.	221	7
* Select Medical Holdings Corp.	391	7
CONMED Corp.	96	6
Luminex Corp.	272	5
* Cutera Inc.	107	5
Abaxis Inc.	70	5
* Corcept Therapeutics Inc.	300	5
* Lannett Co. Inc.	256	4
Meridian Bioscience Inc.	292	4
* MiMedx Group Inc.	390	3
		746
Materials & Processing (5.5%)
Air Products & Chemicals Inc.	334	54
Westlake Chemical Corp.	176	19
Owens Corning	217	18
Reliance Steel & Aluminum Co.	177	16
Packaging Corp. of America	127	15
Olin Corp.	430	14
Newmont Mining Corp.	332	13
* AdvanSix Inc.	301	12
Graphic Packaging Holding Co.	778	12
Rayonier Advanced Materials Inc.	575	12
WestRock Co.	177	12
Materion Corp.	226	11
Valmont Industries Inc.	76	11
Huntsman Corp.	330	11
Domtar Corp.	232	10
PolyOne Corp.	251	10
Greif Inc. Class A	178	10
Boise Cascade Co.	241	10
* Continental Building Products Inc.	357	10
Interface Inc. Class A	386	9
Cabot Microelectronics Corp.	87	9
Albemarle Corp.	83	8
Simpson Manufacturing Co. Inc.	145	8
NN Inc.	324	8
Schnitzer Steel Industries Inc.	221	7
Commercial Metals Co.	296	7
Comfort Systems USA Inc.	173	7
Carpenter Technology Corp.	137	7
Stepan Co.	86	7
Chase Corp.	66	7
Caesarstone Ltd.	317	7
Mueller Water Products Inc. Class A	584	6
Kronos Worldwide Inc.	297	6
* BMC Stock Holdings Inc.	330	6
* GCP Applied Technologies Inc.	198	6
Kaiser Aluminum Corp.	57	6
* GMS Inc.	183	6
Gold Resource Corp.	1,313	5
* Clearwater Paper Corp.	122	5
* RBC Bearings Inc.	38	5
		422
Producer Durables (13.9%)
FedEx Corp.	237	58

Cummins Inc.	346	58
Boeing Co.	143	52
Raytheon Co.	199	43
Dover Corp.	175	17
Pentair plc	246	17
ManpowerGroup Inc.	142	17
Stanley Black & Decker Inc.	102	16
EMCOR Group Inc.	211	16
Robert Half International Inc.	280	16
Old Dominion Freight Line Inc.	113	16
Ryder System Inc.	212	15
MAXIMUS Inc.	223	15
Textron Inc.	248	15
Copa Holdings SA Class A	108	15
Barnes Group Inc.	236	14
* JetBlue Airways Corp.	657	14
Deluxe Corp.	186	13
IDEX Corp.	91	12
Huntington Ingalls Industries Inc.	47	12
Xylem Inc.	165	12
Crane Co.	132	12
Air Lease Corp. Class A	277	12
Allison Transmission Holdings Inc.	300	12
FLIR Systems Inc.	237	12
Genpact Ltd.	368	12
Kelly Services Inc. Class A	389	11
* TriNet Group Inc.	238	11
McGrath RentCorp	214	11
* ICF International Inc.	189	11
* Covenant Transportation Group Inc. Class A	416	11
Werner Enterprises Inc.	287	11
* Trimble Inc.	280	11
Convergys Corp.	457	11
PACCAR Inc.	148	11
Marten Transport Ltd.	478	10
UniFirst Corp.	66	10
Korn/Ferry International	243	10
Rollins Inc.	197	10
* Sykes Enterprises Inc.	340	10
Trinity Industries Inc.	302	10
Herman Miller Inc.	272	10
National Instruments Corp.	190	10
Hillenbrand Inc.	212	9
SkyWest Inc.	169	9
Hyster-Yale Materials Handling Inc.	130	9
Graco Inc.	207	9
* Saia Inc.	126	9
Insperity Inc.	140	9
Primoris Services Corp.	362	9
* Copart Inc.	192	9
* FTI Consulting Inc.	188	9
* Conduent Inc.	474	9
* Darling Ingredients Inc.	492	9
Briggs & Stratton Corp.	397	9
* Casella Waste Systems Inc. Class A	350	9
Steelcase Inc. Class A	651	9
JB Hunt Transport Services Inc.	74	9

* SP Plus Corp.	243	9
* CoStar Group Inc.	25	9
Carlisle Cos. Inc.	82	8
* Rush Enterprises Inc. Class A	197	8
* On Assignment Inc.	108	8
RPX Corp.	819	8
Knoll Inc.	376	8
AMETEK Inc.	103	8
* FARO Technologies Inc.	131	8
* ExlService Holdings Inc.	136	8
Landstar System Inc.	70	8
Heidrick & Struggles International Inc.	286	8
Kansas City Southern	73	8
Quad/Graphics Inc.	283	7
AAR Corp.	170	7
* Proto Labs Inc.	66	7
Forward Air Corp.	130	7
HEICO Corp.	82	7
Encore Wire Corp.	131	7
Greenbrier Cos. Inc.	130	7
* TrueBlue Inc.	231	6
Ship Finance International Ltd.	426	6
Teekay Corp.	797	6
Alamo Group Inc.	52	6
Badger Meter Inc.	109	5
Granite Construction Inc.	89	5
Brady Corp. Class A	135	5
* TopBuild Corp.	72	5
Costamare Inc.	864	5
* Modine Manufacturing Co.	200	5
* WESCO International Inc.	67	4
* Moog Inc. Class A	49	4
Sun Hydraulics Corp.	79	4
* Generac Holdings Inc.	88	4
		1,062
Technology (17.5%)
HP Inc.	3,873	91
Intel Corp.	1,681	83
Hewlett Packard Enterprise Co.	3,908	73
Texas Instruments Inc.	645	70
Cisco Systems Inc.	1,463	66
* Adobe Systems Inc.	313	65
* Facebook Inc. Class A	311	55
Intuit Inc.	291	49
Broadcom Ltd.	177	44
Apple Inc.	228	41
* salesforce.com Inc.	324	38
Cognizant Technology Solutions Corp. Class A	444	36
* VMware Inc. Class A	163	21
Teradyne Inc.	410	19
* Dell Technologies Inc. Class V	249	18
Jabil Inc.	614	17
Harris Corp.	102	16
Avnet Inc.	362	15
Entegris Inc.	460	15
* Red Hat Inc.	99	15
DXC Technology Co.	142	15

Amdocs Ltd.	210	14
* ANSYS Inc.	84	13
* Synopsys Inc.	153	13
* EPAM Systems Inc.	111	13
* Cree Inc.	323	12
* IPG Photonics Corp.	49	12
ManTech International Corp. Class A	209	12
* Qorvo Inc.	144	12
* FormFactor Inc.	844	11
* Silicon Laboratories Inc.	117	11
Cypress Semiconductor Corp.	622	11
* Amkor Technology Inc.	1,079	11
* Diodes Inc.	360	11
Comtech Telecommunications Corp.	490	11
Blackbaud Inc.	105	11
Vishay Intertechnology Inc.	579	11
* VeriSign Inc.	89	10
* Qualys Inc.	138	10
* ePlus Inc.	133	10
* Cadence Design Systems Inc.	262	10
* Blucora Inc.	422	10
* Syntel Inc.	353	9
* Perficient Inc.	485	9
Dolby Laboratories Inc. Class A	141	9
* CACI International Inc. Class A	60	9
* EchoStar Corp. Class A	150	9
* Yelp Inc. Class A	194	8
Juniper Networks Inc.	327	8
* Axcelis Technologies Inc.	342	8
* Virtusa Corp.	175	8
* RingCentral Inc. Class A	133	8
Cohu Inc.	413	8
Progress Software Corp.	173	8
* Apptio Inc. Class A	279	8
* Appfolio Inc.	200	8
* TTM Technologies Inc.	487	8
* Cray Inc.	356	8
* New Relic Inc.	108	8
* CommerceHub Inc.	403	8
* LivePerson Inc.	521	8
* Pure Storage Inc. Class A	326	7
* Rudolph Technologies Inc.	260	7
* Hortonworks Inc.	366	7
* CalAmp Corp.	276	6
* Ribbon Communications Inc.	966	6
* Rogers Corp.	44	6
* Zynga Inc. Class A	1,676	6
* NetScout Systems Inc.	206	5
* Limelight Networks Inc.	1,349	5
* Workiva Inc.	230	5
* Varonis Systems Inc.	92	5
* Inovalon Holdings Inc. Class A	403	5
* Everbridge Inc.	144	5
Ebix Inc.	52	4
		1,337
Utilities (1.4%)
Hawaiian Electric Industries Inc.	495	16

MDU Resources Group Inc.		348	9
* Boingo Wireless Inc.		341	9
ALLETE Inc.		124	8
Eversource Energy		146	8
Portland General Electric Co.		197	8
Telephone & Data Systems Inc.		279	8
Consolidated Edison Inc.		103	8
Ameren Corp.		138	8
* Vonage Holdings Corp.		736	8
* United States Cellular Corp.		157	6
American States Water Co.		94	5
PNM Resources Inc.		133	5
* Iridium Communications Inc.		362	4
			110
Total Common Stocks (Cost $7,443)			7,571
	Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund
(Cost $59)	1.601%	588	59

Total Investments (99.9%) (Cost $7,502)			7,630
Other Asset and Liabilities-Net (0.1%)			7
Net Assets (100%)			7,637

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

U.S. Multifactor ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At February 28, 2018, the cost of investment securities for tax purposes was $7,502,000. Net unrealized appreciation of investment securities for tax purposes was $128,000, consisting of unrealized gains of $222,000 on securities that had risen in value since their purchase and $94,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.